UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06719

                      BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

                Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

              Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Semi-Annual Report to Shareholders

March 31, 2009

BB&T Funds

Sensible Investing for Generations®

BB&T Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this BB&T Funds semiannual report covering the six months between October 1, 2008 and March 31, 2009. The widening global recession led to substantial declines in equities for much of the period, though the market ticked up in March. High-quality bonds posted the strong gains, as investors favored the financial markets’ most stable and liquid securities.

Economic growth figures declined sharply. U.S. gross domestic product decreased at an annualized rate of 6.3% during the first half of this semiannual period. According to preliminary figures, GDP declined at an annualized 6.1% rate during the second half of the period. Lenders were extremely cautious about extending credit in the wake of the sub-prime mortgage crisis, and employers laid off hundreds of thousands of workers in reaction to the deepening recession.

Consumer spending fell during four of the six months under review, as individuals reacted to the struggling housing market, weak income growth, mounting job losses, the need to rebuild savings and tighter credit. The decline in consumer spending also reflected falling prices on goods and services, and particularly lower oil and gas prices. Spending did increase in January and

February, but it slumped again in the final month of the period. Business spending shrank as well, as corporations continued to react to the weak economy.

The Federal Reserve took aggressive action to stem the credit crisis and spur economic growth. It lowered its target short-term interest rate from 2.00% to a range between 0% and 0.25% in the first half of this semiannual period, and kept the rate at that historically low level through the second half of the period.

That environment led to a decline in the stock market. The S&P 500 peaked in early October, then fell nearly 42% through early March before making a small recovery during the final weeks of the period. All told, the index lost 31.95% during the six months under review. Large-cap stocks outperformed smaller shares, with the Russell 2000 index of small-cap stocks falling 38.16%.The decline in consumer spending particularly hurt restaurants, consumer products companies and retailers.

Among fixed-income securities, the soft economic outlook, poor housing market, weakening credit picture and widespread market fears sent investors fleeing to the safety of the highest-quality investments. Long- term Treasury bonds continued to outpace other bond sectors during the period under review. Meanwhile, investors’ pursuit of stability led them to favor high-

quality corporate issues over lower-quality corporate bonds. Credit and liquidity concerns weighed on municipal bonds’ performance. As a result, municipal bonds during much of the period offered higher yields than Treasury securities with comparable maturities. Despite the challenging environment, many of the BB&T Funds performed very well against their peers.

Thank you for your continued confidence in BB&T Funds. We will continue to monitor the evolving economic and market climate, and will manage the BB&T Funds accordingly. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

E.G. Purcell, III

President

BB&T Funds

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

 Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment advisor to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds (each a “Fund” and collectively, the “Funds”) are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

1

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

The BB&T Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2009.

Large Cap Fund	Percentage of net assets
Consumer Discretionary	12.1%
Consumer Staples	16.3%
Energy	10.4%
Exchange Traded Funds	14.7%
Financials	18.0%
Health Care	1.4%
Industrials	19.2%
Information Technology	2.9%
Put Options Purchased	0.3%
Cash and Cash Equivalents	5.6%

100.9%

Mid Cap Value Fund	Percentage of net assets
Consumer Discretionary	24.1%
Financial Services	31.1%
Health Care	16.8%
Materials & Processing	3.8%
Other Energy	1.4%
Producer Durables	1.4%
Technology	20.4%
Cash and Cash Equivalents	3.9%

102.9%

Mid Cap Growth Fund	Percentage of net assets
Consumer Discretionary	15.6%
Consumer Staples	3.0%
Energy	10.3%
Financials	5.6%
Health Care	15.1%
Industrials	5.4%
Information Technology	29.8%
Materials	4.1%
Telecommunication Services	4.0%
Cash and Cash Equivalents	11.0%

103.9%

Small Cap Fund	Percentage of net assets
Consumer Discretionary	9.3%
Consumer Staples	4.5%
Energy	1.0%
Exchange Traded Funds	7.8%
Financials	6.9%
Health Care	18.9%
Industrials	13.6%
Information Technology	22.4%
Materials	2.6%
Telecommunication Services	1.4%
Utilities	2.6%
Cash and Cash Equivalents	12.3%

103.3%

International Equity Fund	Percentage of net assets
Australia	6.2%
Austria	0.9%
Belgium	0.3%
Brazil	1.2%
Canada	1.8%
China	1.9%
Czech Republic	1.4%
Denmark	0.4%
Finland	0.7%
France	14.0%
Germany	7.5%
Greece	0.2%
Hong Kong	0.8%
Hungary	0.9%
Ireland	2.1%
Italy	3.7%
Japan	13.1%
Korea (South)	2.5%
Netherlands	6.4%
New Zealand	0.0%
Norway	1.0%
Poland	0.5%
Portugal	0.1%
Romania	0.2%
Russia	0.5%
Spain	2.3%
Sweden	1.9%
Switzerland	9.1%
Taiwan	0.6%
Ukraine	0.1%
United Kingdom	12.6%
United States	0.1%
Cash and Cash Equivalents	6.9%

101.9%

Special Opportunities Equity Fund	Percentage of net assets
Consumer Discretionary	8.4%
Consumer Staples	4.0%
Energy	16.5%
Financials	2.2%
Health Care	20.3%
Industrials	9.1%
Information Technology	24.5%
Materials	3.4%
Cash and Cash Equivalents	12.3%

100.7%

Equity Income Fund	Percentage of net assets
Consumer Discretionary	3.6%
Consumer Staples	16.5%
Energy	22.6%
Financials	9.8%
Health Care	9.9%
Industrials	12.5%
Information Technology	14.6%
Utilities	4.0%
Cash and Cash Equivalents	8.4%

101.9%

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

Short U.S. Government Fund	Percentage of net assets
Corporate Bonds	12.8%
Fannie Mae	26.3%
Freddie Mac	19.6%
Ginnie Mae	5.9%
Federal Farm Credit Bank	15.7%
Federal Home Loan Bank	8.0%
U.S. Treasury Notes	5.6%
Cash and Cash Equivalents	13.5%

107.4%

Intermediate U.S. Government Fund	Percentage of net assets
Collateralized Mortgage Obligations	0.3%
Corporate Bonds	11.1%
Fannie Mae	39.5%
Freddie Mac	17.2%
Federal Home Loan Bank	3.6%
Municipal Bonds	1.4%
Private Export Funding Corp	6.8%
U.S. Treasury Bills	6.6%
U.S. Treasury Notes	5.3%
Cash and Cash Equivalents	8.3%

100.1%

Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	6.7%
Collateralized Mortgage Obligations	0.9%
Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	28.0%
Fannie Mae	26.0%
Freddie Mac	27.6%
Foreign Government Bonds	0.3%
Ginnie Mae	1.9%
Municipal Bonds	5.5%
Supranational Bonds	1.4%
U.S. Treasury Notes	0.2%
Cash and Cash Equivalents	1.4%

102.6%

Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	94.9%
Cash and Cash Equivalents	4.1%

99.0%

Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	4.0%
Maryland Municipal Bonds	87.2%
Cash and Cash Equivalents	7.4%

98.6%

North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	96.1%
Puerto Rico Municipal Bonds	2.3%
Cash and Cash Equivalents	1.9%

100.3%

South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	97.3%
Cash and Cash Equivalents	1.6%

98.9%

Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.6%
Virginia Municipal Bonds	96.5%
Cash and Cash Equivalents	2.7%

100.8%

West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.5%
Cash and Cash Equivalents	1.4%

98.9%

National Tax-Free Money Market Fund	Percentage of net assets
Arizona	0.9%
Colorado	3.0%
Connecticut	0.7%
District of Columbia	2.3%
Florida	5.3%
Georgia	4.0%
Illinois	14.5%
Maine	3.3%
Massachusetts	1.5%
Mississippi	1.6%
Missouri	3.6%
New Jersey	0.9%
North Carolina	5.6%
Ohio	27.8%
Pennsylvania	0.5%
Tennessee	1.4%
Texas	7.9%
Utah	1.1%
Virginia	5.4%
Washington	5.5%
Wisconsin	6.3%
Cash and Cash Equivalents	0.0%

103.1%

Prime Money Market Fund	Percentage of net assets
Asset Backed Securities	2.7%
Certificates of Deposit	23.3%
Commercial Paper	46.8%
Corporate Bonds	1.3%
Federal Home Loan Bank	4.4%
Repurchase Agreement	8.8%
Variable Rate Notes	13.0%

100.3%

U.S. Treasury Money Market Fund	Percentage of net assets
Repurchase Agreements	55.3%
U.S. Treasury Bills	29.2%
U.S. Treasury Notes	15.4%
Cash and Cash Equivalents	0.1%

100.0%

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

Capital Manager Conservative Growth Fund
BB&T Equity Income Fund	4.2%
BB&T International Equity Fund	9.8%
BB&T Large Cap Fund	3.9%
BB&T Mid Cap Growth Fund	3.9%
BB&T Mid Cap Value Fund	6.2%
BB&T Special Opportunities Equity Fund	2.2%
BB&T Total Return Bond Fund	55.3%
BB&T U.S. Treasury Money Market Fund	1.4%
Exchange Traded Funds	12.9%

99.8%

Capital Manager Moderate Growth Fund	Percentage of Net Assets
BB&T Equity Income Fund	6.2%
BB&T International Equity Fund	14.8%
BB&T Large Cap Fund	5.6%
BB&T Mid Cap Growth Fund	5.6%
BB&T Mid Cap Value Fund	9.0%
BB&T Special Opportunities Equity Fund	3.0%
BB&T Total Return Bond Fund	34.6%
BB&T U.S. Treasury Money Market Fund	2.4%
Exchange Traded Funds	18.7%

99.9%

Capital Manager Growth Fund
BB&T Equity Income Fund	7.5%
BB&T International Equity Fund	18.5%
BB&T Large Cap Fund	6.9%
BB&T Mid Cap Growth Fund	6.9%
BB&T Mid Cap Value Fund	11.0%
BB&T Special Opportunities Equity Fund	3.8%
BB&T Total Return Bond Fund	20.1%
BB&T U.S. Treasury Money Market Fund	2.5%
Exchange Traded Funds	22.9%

100.1%

Capital Manager Equity Fund
BB&T Equity Income Fund	9.5%
BB&T International Equity Fund	23.8%
BB&T Large Cap Fund	8.6%
BB&T Mid Cap Growth Fund	8.6%
BB&T Mid Cap Value Fund	13.9%
BB&T Special Opportunities Equity Fund	4.8%
BB&T U.S. Treasury Money Market Fund	2.3%
Exchange Traded Funds	28.7%

100.2%

BB&T Funds

Expense Example (Unaudited)

As a shareholder of the BB&T Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds’ and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 - 3/31/09	Annualized Expense Ratio During Period 10/1/08 - 3/31/09
Large Cap Fund
Class A Shares	$1,000.00	$ 698.60	$ 4.66	1.10%
Class B Shares	1,000.00	695.70	7.82	1.85%
Class C Shares	1,000.00	695.50	7.82	1.85%
Institutional Shares	1,000.00	699.10	3.60	0.85%
Mid Cap Value Fund
Class A Shares	1,000.00	702.00	5.13	1.21%
Class B Shares	1,000.00	697.90	8.34	1.97%
Class C Shares	1,000.00	696.00	8.29	1.96%
Institutional Shares	1,000.00	700.40	4.11	0.97%
Mid Cap Growth Fund
Class A Shares	1,000.00	642.60	5.00	1.22%
Class B Shares	1,000.00	639.00	8.01	1.96%
Class C Shares	1,000.00	639.40	7.93	1.94%
Institutional Shares	1,000.00	642.50	3.97	0.97%
Small Cap Fund
Class A Shares	1,000.00	636.10	5.79	1.42%
Class B Shares	1,000.00	633.50	8.84	2.17%
Class C Shares	1,000.00	632.80	8.75	2.15%
Institutional Shares	1,000.00	636.40	4.77	1.17%
International Equity Fund
Class A Shares	1,000.00	667.90	7.44	1.79%
Class B Shares	1,000.00	665.30	10.55	2.54%
Class C Shares	1,000.00	666.10	10.55	2.54%
Institutional Shares	1,000.00	670.80	6.37	1.53%
Special Opportunities Equity Fund
Class A Shares	1,000.00	764.70	5.63	1.28%
Class B Shares	1,000.00	761.60	8.87	2.02%
Class C Shares	1,000.00	761.80	8.87	2.02%
Institutional Shares	1,000.00	765.00	4.53	1.03%
Equity Income Fund
Class A Shares	1,000.00	754.30	5.16	1.18%
Class B Shares	1,000.00	751.40	8.43	1.93%
Class C Shares	1,000.00	751.30	8.43	1.93%
Institutional Shares	1,000.00	754.80	4.07	0.93%
Short U.S. Government Fund
Class A Shares	1,000.00	1,032.50	5.07	1.00%
Institutional Shares	1,000.00	1,033.80	3.55	0.70%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,065.30	4.84	0.94%
Class B Shares	1,000.00	1,061.50	8.69	1.69%
Class C Shares	1,000.00	1,061.40	8.69	1.69%
Institutional Shares	1,000.00	1,065.50	3.55	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,040.00	4.83	0.95%
Class B Shares	1,000.00	1,035.10	8.57	1.69%
Class C Shares	1,000.00	1,036.10	8.58	1.69%
Institutional Shares	1,000.00	1,040.30	3.51	0.69%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,061.30	4.57	0.89%
Institutional Shares	1,000.00	1,062.60	3.29	0.64%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 - 3/31/09	Annualized Expense Ratio During Period 10/1/08 - 3/31/09
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,069.30	$4.28	0.83%
Institutional Shares	1,000.00	1,070.50	2.99	0.58%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,055.50	4.61	0.90%
Institutional Shares	1,000.00	1,056.80	3.33	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,060.90	4.88	0.95%
Institutional Shares	1,000.00	1,061.50	3.60	0.70%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,073.90	4.71	0.91%
Institutional Shares	1,000.00	1,075.20	3.41	0.66%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,046.30	4.64	0.91%
Institutional Shares	1,000.00	1,047.50	3.37	0.66%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,005.60	3.35	0.67%
Institutional Shares	1,000.00	1,006.80	2.10	0.42%
Prime Money Market Fund
Class A Shares	1,000.00	1,005.20	5.15	1.03%
Class B Shares	1,000.00	1,003.30	6.99	1.40%
Class C Shares	1,000.00	1,003.30	6.89	1.38%
Institutional Shares	1,000.00	1,007.70	2.65	0.53%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,000.20	1.94	0.39%
Class B Shares	1,000.00	1,000.20	1.75	0.35%
Class C Shares	1,000.00	1,000.30	1.65	0.33%
Institutional Shares	1,000.00	1,000.30	1.70	0.34%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	881.40	2.25	0.48%
Class B Shares	1,000.00	879.20	5.81	1.24%
Class C Shares	1,000.00	878.00	5.81	1.24%
Institutional Shares	1,000.00	883.50	0.70	0.15%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	814.40	1.85	0.41%
Class B Shares	1,000.00	810.30	5.24	1.16%
Class C Shares	1,000.00	810.40	5.24	1.16%
Institutional Shares	1,000.00	815.10	0.63	0.14%
Capital Manager Growth Fund
Class A Shares	1,000.00	758.50	1.84	0.42%
Class B Shares	1,000.00	756.80	5.12	1.17%
Class C Shares	1,000.00	757.00	5.13	1.17%
Institutional Shares	1,000.00	760.80	0.61	0.14%
Capital Manager Equity Fund
Class A Shares	1,000.00	682.50	2.10	0.50%
Class B Shares	1,000.00	679.00	5.23	1.25%
Class C Shares	1,000.00	680.30	4.65	1.11%
Institutional Shares	1,000.00	683.20	0.71	0.17%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

BB&T Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 - 3/31/09	Annualized Expense Ratio During Period 10/1/08 - 3/31/09
Large Cap Fund
Class A Shares	$1,000.00	$1,019.45	$5.54	1.10%
Class B Shares	1,000.00	1,015.71	9.30	1.85%
Class C Shares	1,000.00	1,015.71	9.30	1.85%
Institutional Shares	1,000.00	1,020.69	4.28	0.85%
Mid Cap Value Fund
Class A Shares	1,000.00	1,018.90	6.09	1.21%
Class B Shares	1,000.00	1,015.11	9.90	1.97%
Class C Shares	1,000.00	1,015.16	9.85	1.96%
Institutional Shares	1,000.00	1,020.09	4.89	0.97%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,018.85	6.14	1.22%
Class B Shares	1,000.00	1,015.16	9.85	1.96%
Class C Shares	1,000.00	1,015.26	9.75	1.94%
Institutional Shares	1,000.00	1,020.09	4.89	0.97%
Small Cap Fund
Class A Shares	1,000.00	1,017.85	7.14	1.42%
Class B Shares	1,000.00	1,014.11	10.90	2.17%
Class C Shares	1,000.00	1,014.21	10.80	2.15%
Institutional Shares	1,000.00	1,019.10	5.89	1.17%
International Equity Fund
Class A Shares	1,000.00	1,016.01	9.00	1.79%
Class B Shares	1,000.00	1,012.27	12.74	2.54%
Class C Shares	1,000.00	1,012.27	12.74	2.54%
Institutional Shares	1,000.00	1,017.30	7.70	1.53%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.55	6.44	1.28%
Class B Shares	1,000.00	1,014.86	10.15	2.02%
Class C Shares	1,000.00	1,014.86	10.15	2.02%
Institutional Shares	1,000.00	1,019.80	5.19	1.03%
Equity Income Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class B Shares	1,000.00	1,015.31	9.70	1.93%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Short U.S. Government Fund
Class A Shares	1,000.00	1,019.95	5.04	1.00%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class B Shares	1,000.00	1,016.50	8.50	1.69%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class B Shares	1,000.00	1,016.50	8.50	1.69%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.49	4.48	0.89%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 - 3/31/09	Annualized Expense Ratio During Period 10/1/08 - 3/31/09
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.79	$4.18	0.83%
Institutional Shares	1,000.00	1,022.04	2.92	0.58%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,021.59	3.38	0.67%
Institutional Shares	1,000.00	1,022.84	2.12	0.42%
Prime Money Market Fund
Class A Shares	1,000.00	1,019.80	5.19	1.03%
Class B Shares	1,000.00	1,017.95	7.04	1.40%
Class C Shares	1,000.00	1,018.05	6.94	1.38%
Institutional Shares	1,000.00	1,022.29	2.67	0.53%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,022.99	1.97	0.39%
Class B Shares	1,000.00	1,023.19	1.77	0.35%
Class C Shares	1,000.00	1,023.29	1.66	0.33%
Institutional Shares	1,000.00	1,023.24	1.72	0.34%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,022.54	2.42	0.48%
Class B Shares	1,000.00	1,018.75	6.24	1.24%
Class C Shares	1,000.00	1,018.75	6.24	1.24%
Institutional Shares	1,000.00	1,024.18	0.76	0.15%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class B Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.23	0.71	0.14%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,022.84	2.12	0.42%
Class B Shares	1,000.00	1,019.10	5.89	1.17%
Class C Shares	1,000.00	1,019.10	5.89	1.17%
Institutional Shares	1,000.00	1,024.23	0.71	0.14%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,022.44	2.52	0.50%
Class B Shares	1,000.00	1,018.70	6.29	1.25%
Class C Shares	1,000.00	1,019.40	5.59	1.11%
Institutional Shares	1,000.00	1,024.08	0.86	0.17%

BB&T Large Cap Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.1%)
	Consumer Discretionary (12.1%)
502,099	Comcast Corp., Class A	$6,848,630
557,853	KB Home(h)	7,352,503
32,376	McDonald’s Corp.	1,766,758
122,257	Target Corp.	4,204,418
84,069	Tiffany & Co.(h)	1,812,528

		21,984,837

	Consumer Staples (16.3%)
142,187	Clorox Co. (The)	7,319,787
82,771	Costco Wholesale Corp.	3,833,953
148,216	Kraft Foods, Inc., Class A	3,303,735
79,881	Kroger Co. (The)	1,695,075
86,324	Procter & Gamble Co. (The)	4,064,997
183,756	Wal-Mart Stores, Inc.	9,573,687

		29,791,234

	Energy (10.4%)
126,290	ConocoPhillips	4,945,516
28,610	EOG Resources, Inc.	1,566,684
155,997	Exxon Mobil Corp.	10,623,396
34,180	Occidental Petroleum Corp.	1,902,117

		19,037,713

	Financials (14.7%)
3,382	Berkshire Hathaway, Inc. Class B(a)	9,537,240
264,862	JPMorgan Chase & Co.	7,040,032
89,863	Loews Corp.	1,985,972
32,734	Northern Trust Corp.	1,958,148
76,298	T. Rowe Price Group, Inc.(h)	2,201,960
288,852	Wells Fargo & Co.	4,113,253

		26,836,605

	Health Care (18.0%)
63,538	Eli Lilly & Co.	2,122,805
183,201	Johnson & Johnson	9,636,373
65,054	Medco Health Solutions, Inc.(a)	2,689,332
212,862	Medtronic, Inc.	6,273,043
305,737	Merck & Co., Inc.	8,178,465
290,073	Pfizer, Inc.	3,950,794

		32,850,812

	Industrials (1.4%)
285,649	Terex Corp.(a)	2,642,253

	Information Technology (19.2%)
349,311	Cisco Systems, Inc.(a)	5,857,946
315,285	eBay, Inc.(a)	3,959,979
18,148	Google, Inc., Class A(a)	6,316,593
370,294	Intel Corp.	5,572,925
348,837	Microsoft Corp.	6,408,136

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
176,295	QUALCOMM, Inc.	$6,859,638

		34,975,217

	Total Common Stocks (Cost $200,708,578)	168,118,671

EXCHANGE TRADED FUNDS (2.9%)
197,190	Industrial Select Sector SPDR Fund	3,634,212
17,909	SPDR Gold Trust(a)	1,616,824

	Total Exchange Traded Funds (Cost $5,228,897)	5,251,036

Contracts
PUT OPTIONS PURCHASED (0.3%)
	Financials (0.3%)
920	Wells Fargo & Co., Strike Price $20.00, Expiration Date 04/18/09	551,080

	Total Put Options Purchased (Cost $573,160)	551,080

Shares
INVESTMENT COMPANY (4.5%)
8,143,968	Federated Treasury Obligations Fund, Institutional Shares	8,143,968

	Total Investment Company (Cost $8,143,968)	8,143,968

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.1%)
$2,316,585	Pool of Various Securities(i)	1,929,981

	Total Securities Held as Collateral for Securities on Loan (Cost $2,316,585)	1,929,981

Total Investments — 100.9% (Cost $216,971,188)		183,994,736
Net Other Assets (Liabilities) — (0.9)%		(1,559,262)

NET ASSETS — 100.0%		$182,435,474

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.0%)
	Consumer Discretionary (24.1%)
666,750	Chico’s FAS, Inc.(a)	$3,580,447
401,650	EarthLink, Inc.(a)	2,638,841
407,750	eBay, Inc.(a)	5,121,340
80,250	Gannett Co., Inc.(h)	176,550
114,650	International Speedway Corp., Class A	2,529,179
980,800	Interpublic Group of Cos., Inc.(a)	4,040,896
125,600	Kohl’s Corp.(a)	5,315,392
81,200	Omnicom Group, Inc.	1,900,080
104,150	R.H. Donnelley Corp.(a)(h)	31,766
282,030	Select Comfort Corp.(a)(h)	203,062
173,650	Universal Technical Institute, Inc.(a)	2,083,800
258,900	Viacom, Inc., Class B(a)	4,499,682

		32,121,035

	Financial Services (31.1%)
80,000	Alliance Data Systems Corp.(a)(h)	2,956,000
176,600	Annaly Capital Management, Inc., REIT	2,449,442
132,600	Assured Guaranty, Ltd.(h)	897,702
187,302	Endurance Specialty Holdings, Ltd.(h)	4,671,312
231,950	Fair Isaac Corp.	3,263,537
276,905	Fidelity National Information Services, Inc.	5,039,671
33,029	Jefferies Group, Inc.	455,800
245,900	Leucadia National Corp.(a)	3,661,451
204,950	Marshall & Ilsley Corp.	1,153,868
56,843	Mercury General Corp.	1,688,237
112,300	Piper Jaffray Cos.(a)	2,896,217
114,890	StanCorp Financial Group, Inc.	2,617,194
394,150	Synovus Financial Corp.(h)	1,280,988
237,900	Waddell & Reed Financial, Inc., Class A	4,298,853
186,300	Willis Group Holdings, Ltd.	4,098,600

		41,428,872

	Health Care (16.8%)
101,500	Coventry Health Care, Inc.(a)	1,313,410
163,054	Covidien, Ltd.	5,419,915
87,810	Genzyme Corp.(a)	5,215,036
272,242	IMS Health, Inc.	3,394,858
413,050	King Pharmaceuticals, Inc.(a)	2,920,263
53,900	Wellpoint, Inc.(a)	2,046,583
58,450	Zimmer Holdings, Inc.(a)	2,133,425

		22,443,490

	Materials & Processing (3.8%)
250,225	Valspar Corp.	4,996,993

Shares		Fair Value
COMMON STOCKS — (continued)
	Other Energy (1.4%)
145,200	Forest Oil Corp.(a)	$1,909,380

	Producer Durables (1.4%)
502,650	Axcelis Technologies, Inc.(a)	191,007
96,100	Lexmark International, Inc., Class A(a)	1,621,207

		1,812,214

	Technology (20.4%)
66,300	Affiliated Computer Services, Inc., Class A(a)	3,175,107
94,750	BMC Software, Inc.(a)	3,126,750
352,460	CA, Inc.	6,206,821
84,100	Computer Sciences Corp.(a)	3,098,244
96,050	General Dynamics Corp.	3,994,719
10,200	MicroStrategy, Inc., Class A(a)	348,738
134,600	Progress Software Corp.(a)	2,336,656
238,500	Synopsys, Inc.(a)	4,944,105

		27,231,140

	Total Common Stocks (Cost $194,017,733)	131,943,124

INVESTMENT COMPANY (1.3%)
1,754,301	Federated Treasury Obligations Fund, Institutional Shares	1,754,301

	Total Investment Company (Cost $1,754,301)	1,754,301

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.6%)
$4,111,389	Pool of Various Securities(i)	3,375,873

	Total Securities Held as Collateral for Securities on Loan (Cost $4,111,389)	3,375,873

Total Investments — 102.9% (Cost $199,883,423)		137,073,298
Net Other Assets (Liabilities) — (2.9)%		(3,808,077)

NET ASSETS — 100.0%		$133,265,221

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.9%)
	Consumer Discretionary (15.6%)
26,700	Amazon.com, Inc.(a)	$1,960,848
42,200	Best Buy Co., Inc.	1,601,912
85,800	Burger King Holdings, Inc.	1,969,110
147,525	Cheesecake Factory (The)(a)	1,689,161
50,470	Darden Restaurants, Inc.	1,729,102
21,975	DeVry, Inc.	1,058,756
83,300	GameStop Corp., Class A(a)	2,334,066
73,760	P.F. Chang’s China Bistro, Inc.(a)(h)	1,687,629
55,270	Polo Ralph Lauren Corp.	2,335,157

		16,365,741

	Consumer Staples (3.0%)
18,400	Chattem, Inc.(a)(h)	1,031,320
124,315	Whole Foods Market, Inc.(h)	2,088,492

		3,119,812

	Energy (10.3%)
95,480	Alpha Natural Resources, Inc.(a)	1,694,770
32,250	Anadarko Petroleum Corp.	1,254,202
26,975	Core Laboratories NV	1,973,491
76,000	National Oilwell Varco, Inc.(a)	2,181,960
57,700	Petroleo Brasileiro SA, ADR	1,758,119
67,400	Southwestern Energy Co.(a)	2,001,106

		10,863,648

	Financials (5.6%)
47,000	Assurant, Inc.	1,023,660
8,870	CME Group, Inc.	2,185,479
139,705	Fidelity National Financial, Inc., Class A	2,725,645

		5,934,784

	Health Care (15.1%)
96,945	Alexion Pharmaceuticals, Inc.(a)	3,650,948
35,500	Amedisys, Inc.(a)(h)	975,895
23,625	Celgene Corp.(a)	1,048,950
15,900	Cephalon, Inc.(a)(h)	1,082,790
118,000	Mylan, Inc.(a)	1,582,380
74,900	Myriad Genetics, Inc.(a)	3,405,703
56,800	NuVasive, Inc.(a)(h)	1,782,384
76,615	Watson Pharmaceuticals, Inc.(a)	2,383,493

		15,912,543

	Industrials (5.4%)
28,900	Fluor Corp.	998,495
170,770	Quanta Services, Inc.(a)	3,663,016
22,350	Stericycle, Inc.(a)	1,066,766

		5,728,277

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (29.8%)
153,500	Activision Blizzard, Inc.(a)	$1,605,610
191,955	Altera Corp.	3,368,810
21,455	Baidu, Inc., ADR(a)(h)	3,788,953
66,475	Equinix, Inc.(a)(h)	3,732,571
61,850	InterDigital, Inc.(a)	1,596,967
200,060	Macrovision Solutions Corp.(a)	3,559,068
334,265	Nuance Communications, Inc.(a)	3,630,118
121,955	Sina China Corp.(a)	2,835,454
114,180	Synaptics, Inc.(a)(h)	3,055,457
117,735	Varian Semiconductor Equipment Associates, Inc.(a)	2,550,140
85,715	Xilinx, Inc.	1,642,299

		31,365,447

	Materials (4.1%)
69,100	Freeport-McMoRan Copper & Gold, Inc.	2,633,401
20,500	Monsanto Co.	1,703,550

		4,336,951

	Telecommunication Services (4.0%)
47,160	Leap Wireless International, Inc.(a)	1,644,469
149,590	MetroPCS Communications, Inc.(a)	2,554,997

		4,199,466

	Total Common Stocks (Cost $102,910,617)	97,826,669

INVESTMENT COMPANY (2.1%)
2,184,875	Federated Treasury Obligations Fund, Institutional Shares	2,184,875

	Total Investment Company (Cost $2,184,875)	2,184,875

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.9%)
$9,907,489	Pool of Various Securities(i)	9,419,116

	Total Securities Held as Collateral for Securities on Loan (Cost $9,907,489)	9,419,116

Total Investments — 103.9% (Cost $115,002,981)		109,430,660
Net Other Assets (Liabilities) — (3.9)%		(4,143,557)

NET ASSETS — 100.0%		$105,287,103

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Small Cap Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (83.2%)
	Consumer Discretionary (9.3%)
21,150	Buffalo Wild Wings, Inc.(a)(h)	$773,667
5,375	Capella Education Co.(a)	284,875
19,400	CEC Entertainment, Inc.(a)	502,072
21,950	Cheesecake Factory (The)(a)	251,328
10,975	P.F. Chang’s China Bistro, Inc.(a)	251,108
17,000	Polaris Industries, Inc.(h)	364,480

		2,427,530

	Consumer Staples (4.5%)
4,575	Chattem, Inc.(a)(h)	256,429
16,200	Sanderson Farms, Inc.	608,310
18,750	Whole Foods Market, Inc.(h)	315,000

		1,179,739

	Energy (1.0%)
14,175	Alpha Natural Resources, Inc.(a)	251,606

	Financials (6.9%)
11,650	Assurant, Inc.	253,737
58,952	Dime Community Bancshares	552,970
85,186	NewAlliance Bancshares, Inc.	1,000,083

		1,806,790

	Health Care (18.9%)
13,900	Alexion Pharmaceuticals, Inc.(a)	523,474
8,650	Amedisys, Inc.(a)(h)	237,788
46,150	American Medical Systems Holdings, Inc.(a)	514,572
24,600	CardioNet, Inc.(a)	690,276
63,500	Geron Corp.(a)(h)	283,845
12,600	Haemonetics Corp.(a)	694,008
18,850	Myriad Genetics, Inc.(a)	857,110
8,650	NuVasive, Inc.(a)(h)	271,437
29,000	SonoSite, Inc.(a)	518,520
11,575	Watson Pharmaceuticals, Inc.(a)	360,098

		4,951,128

	Industrials (13.6%)
40,900	Celadon Group, Inc.(a)	226,995
19,395	Curtiss-Wright Corp.	544,030
40,200	GrafTech International, Ltd.(a)	247,632
64,300	LaBarge, Inc.(a)	538,191
17,000	Moog, Inc., Class A(a)	388,790
34,000	Quanta Services, Inc.(a)	729,300
22,530	RBC Bearings, Inc.(a)	344,258
17,275	Regal-Beloit Corp.	529,306

		3,548,502

	Information Technology (22.4%)
13,800	Equinix, Inc.(a)(h)	774,870
15,350	InterDigital, Inc.(a)	396,337
18,045	Longtop Financial Technologies, Ltd. ADR(a)	383,095
30,125	Macrovision Solutions Corp.(a)	535,924
50,000	Nuance Communications, Inc.(a)	543,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
40,500	Perot Systems Corp., Class A(a)	$521,640
32,100	Silicon Laboratories, Inc.(a)	847,440
20,000	Sina China Corp.(a)	465,000
17,100	Synaptics, Inc.(a)(h)	457,596
17,700	Varian Semiconductor Equipment Associates, Inc.(a)	383,382
20,500	VistaPrint, Ltd.(a)(h)	563,545

		5,871,829

	Materials (2.6%)
49,000	Calgon Carbon Corp.(a)	694,330

	Telecommunication Services (1.4%)
10,550	Leap Wireless International, Inc.(a)	367,879

	Utilities (2.6%)
8,723	Laclede Group, Inc. (The)	340,022
15,056	UIL Holdings Corp.	336,050

		676,072

	Total Common Stocks (Cost $24,223,253)	21,775,405

EXCHANGE TRADED FUNDS (7.8%)
6,300	Energy Select Sector SPDR Fund	267,498
44,734	iShares Russell 2000 Value Index Fund	1,765,204

	Total Exchange Traded Funds (Cost $2,502,343)	2,032,702

INVESTMENT COMPANY (2.8%)
744,827	Federated Treasury Obligations Fund, Institutional Shares	744,827

	Total Investment Company (Cost $744,827)	744,827

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (9.5%)
$2,692,053	Pool of Various Securities(i)	2,475,111

	Total Securities Held as Collateral for Securities on Loan (Cost $2,692,053)	2,475,111

Total Investments — 103.3% (Cost $30,162,476)		27,028,045
Net Other Assets (Liabilities) — (3.3)%		(860,719)

NET ASSETS — 100.0%		$26,167,326

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T International Equity Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.6%)
	Australia (6.2%)
72,917	BHP Billiton, Ltd.	$1,611,557
16,721	Foster’s Group, Ltd.	58,805
153,412	Macquarie Airports	193,669
35,726	Rio Tinto, Ltd.	1,418,876
53,020	Telstra Corp, Ltd.	118,354
11,651	Woodside Petroleum, Ltd.	310,338
10,040	Woolworths, Ltd.	174,261

		3,885,860

	Austria (0.9%)
4,315	Flughafen Wien AG	126,047
11,829	OMV AG	395,728
2,624	Telekom Austria AG	39,724

		561,499

	Belgium (0.3%)
5,628	Anheuser-Busch InBev NV	154,969

	Brazil (1.2%)
54,981	Companhai Vale do Rio Doce ADR	731,247

	Canada (1.8%)
10,760	EnCana Corp.	440,368
14,994	Petro-Canada	402,797
1,866	Research In Motion, Ltd.(a)	80,369
16,590	Talisman Energy, Inc.	175,663

		1,099,197

	China (1.9%)
138,854	Beijing Capital International Airport Co., Ltd., Series H	61,747
44,000	China Mobile, Ltd.	383,280
504,000	China Petroleum & Chemical Corp., Series H	322,963
88,000	China Telecom Corp., Ltd., Series H	36,349
111,000	CNOOC, Ltd.	111,539
374,000	PetroChina, Co., Ltd., Series H	298,375

		1,214,253

	Czech Republic (1.4%)
8,642	Komercni Banka AS	870,424

	Denmark (0.4%)
4,604	Novo Nordisk AS, Class B	220,743

	Finland (0.7%)
1,504	Kone OYJ, Class B	31,157
25,501	Nokia OYJ	298,246
6,245	Orion OYJ, Class B	90,371
6,436	Stora Enso OYJ, R Shares(a)	22,798
3,220	UPM-Kymmene OYJ	18,584

		461,156

	France (14.0%)
841	Accor SA	29,270
3,906	Aeroports de Paris	207,955
4,081	Air Liquide SA	331,894
2,545	Alstom SA	131,974
18,099	ArcelorMittal	369,287
1,462	BNP Paribas	60,317
1,949	Bouygues SA	69,648
4,245	Carrefour SA	165,598
2,543	Casino Guichard Perrachon SA	165,467
2,511	Cie de Saint-Gobain	70,356

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
903	Compagnie Generale des Etablissements Michelin, Class B	$33,469
5,214	Credit Agricole SA	57,529
47,954	France Telecom SA	1,093,217
18,078	GDF Suez	619,979
24,727	Groupe Danone	1,203,305
485	L’Oreal SA	33,342
5,262	LVMH Moet Hennessy Louis Vuitton SA	330,200
3,140	Pernod-Ricard SA	174,991
1,007	PPR	64,559
2,541	Publicis Groupe	65,139
1,510	Renault SA	31,049
6,353	Sanofi-Aventis SA	356,539
2,446	Schneider Electric SA	162,676
1,489	Societe Generale	58,245
3,368	Suez Environnement SA(a)	49,526
45,263	Total SA	2,238,234
9,251	Vinci SA	343,440
8,664	Vivendi	229,154

		8,746,359

	Germany (7.5%)
2,023	Adidas AG	67,142
12,386	BASF SE	377,277
5,546	Bayer AG	269,385
14,731	Bayerische Motoren Werke AG	423,164
8,617	Daimler AG	220,864
8,806	Deutsche Post AG	95,003
20,686	Deutsche Telekom AG	256,765
14,279	E.ON AG	398,668
22,272	Fraport AG Frankfurt Airport Services Worldwide	712,819
2,843	Fresenius SE	108,006
867	Linde AG	58,891
3,139	MAN AG	136,213
1,220	Merck KGaA(a)	107,520
495	Muenchener Rueckversicherungs AG	60,406
4,022	RWE AG	283,264
9,318	SAP AG	328,267
12,802	Siemens AG	734,771
729	Volkswagen AG, Preference shares	41,862

		4,680,287

	Greece (0.2%)
6,454	Hellenic Telecommunications Organization SA	96,743

	Hong Kong (0.8%)
77,564	China Merchants Holdings International Co., Ltd.	178,538
7,900	Esprit Holdings, Ltd.	40,309
199,056	GOME Electrical Appliances Holdings, Ltd.(f)(i)	28,764
51,000	Hutchison Whampoa, Ltd.	250,363
92,164	Shun Tak Holdings, Ltd.	28,665

		526,639

	Hungary (0.9%)
68,312	OTP Bank Nyrt(a)	575,557

	Ireland (1.7%)
47,767	CRH PLC	1,039,531

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy (3.7%)
63,067	Enel SpA	$302,424
98,371	ENI SpA	1,904,687
3,616	Snam Rete Gas SpA	19,402
74,609	Telecom Italia SpA	96,189

		2,322,702

	Japan (6.3%)
1,800	Aisin Seiki Co., Ltd.	28,884
5,386	Canon, Inc.	157,012
10	Central Japan Railway Co.	56,388
1,400	Daikin Industries, Ltd.	38,545
4,231	Denso Corp.	85,531
2,100	East Japan Railway Co.	109,482
1,700	Eisai Co., Ltd.	50,039
3,425	Fanuc, Ltd.	234,260
26	Fuji Media Holdings, Inc.	29,224
14,706	Honda Motor Co., Ltd.	350,088
41,000	Itochu Corp.	202,295
12	KDDI Corp.	56,510
4,900	Komatsu, Ltd.	54,227
4,202	Kubota Corp.	23,286
700	Kyocera Corp.	46,724
29,700	Mitsubishi Corp.	393,725
14,000	Mitsubishi Electric Corp.	63,624
41,000	Mitsui & Co., Ltd.	417,679
5,000	NGK Insulators, Ltd.	78,203
2,800	Nidec Corp.	126,041
766	Nintendo Co., Ltd.	224,079
1,200	Nippon Telegraph & Telephone Corp.	45,797
48	NTT DoCoMo, Inc.	65,397
10,408	Panasonic Corp.	114,892
3,000	Ricoh Co., Ltd.	36,276
1,500	Shin-Etsu Chemical Co., Ltd.	73,695
2,066	Sony Corp.	42,734
7,300	Suzuki Motor Corp.	122,783
1,800	Takeda Pharmaceutical Co., Ltd.	62,450
17,054	Toyota Motor Corp.	541,701

		3,931,571

	Korea (South) (2.5%)
1,044	Hyundai Heavy Industries Co., Ltd.	149,472
4,141	Hyundai Motor Co.	167,565
2,288	KT&G Corp.	126,291
1,145	POSCO	305,119
1,180	Samsung Electronics Co., Ltd.	487,526
440	Shinsegae Co., Ltd.	138,191
1,381	SK Telecom Co., Ltd.	192,092

		1,566,256

	Netherlands (6.4%)
10,623	Heineken NV	301,770
33,989	Koninklijke KPN NV	453,790
22,603	Koninklijke Philips Electronics NV(h)	334,574
13,817	Reed Elsevier NV	147,854
87,082	Royal Dutch Shell PLC, Class A	1,942,723
3,877	TNT NV	66,453
37,871	Unilever NV	746,104

		3,993,268

	New Zealand (0.0%)
18,688	Auckland International Airport, Ltd.	18,232

Shares		Fair Value
COMMON STOCKS — (continued)
	Norway (1.0%)
36,558	StatoilHydro ASA	$639,791

	Poland (0.5%)
47,142	Powszechna Kasa Oszczednosci Bank Polski SA	291,538

	Portugal (0.1%)
15,543	Energias de Portugal SA	53,882

	Russia (0.5%)
3,762	Inter Rao Ues OAO, GDR(a)(e)	9,781
1,251	Kuzbassenergo OJSC, GDR(a)(e)	1,126
2,850	LUKOIL, ADR	107,445
16,921	MMC Norilsk Nickel, OJSC, ADR	103,218
17,316	OGK-1 OAO, GDR(a)(e)	6,667
4,500	OGK-2 OAO, GDR(a)(e)	3,708
5,247	OGK-6 OAO, GDR(a)(e)	4,434
900,000	RAO Energy System of East OAO(a)(f)	1,440
8,650	Severstal, GDR	29,410
10,784	Sistema-Hals, GDR(a)(d)	5,122
6,876	TGK-1, GDR(a)(e)	3,438
288	TGK-14, GDR(a)(e)	519
1,161	TGK-2, GDR(a)(e)	1,045
2,853	TGK-4, GDR(a)(e)	2,283
3,024	TGK-9 OAO, GDR(a)(e)	1,814
3,006	Volga Territorial Generating Co., GDR(a)(e)	2,567
3,096	Yenisei Territorial Generating Co., OJSC, GDR(a)(e)	1,238

		285,255

	Spain (2.3%)
20,515	EDP Renovaveis SA(a)	167,563
11,216	Iberdrola Renovables(a)(h)	46,454
45,340	Iberdrola SA(h)	318,106
9,712	Inditex SA(h)	378,467
25,531	Telefonica SA	509,123

		1,419,713

	Sweden (1.9%)
18,211	Atlas Copco AB, Class A(h)	136,743
7,213	Getinge AB, Class B	69,858
9,983	Hennes & Mauritz AB, Class B(h)	374,264
52,158	Sandvik AB	298,784
2,974	Skanska AB, Class B	25,670
21,744	SKF AB, Class B	188,216
8,893	Svenska Cellulosa AB, Class B	67,495
10,104	TeliaSonera AB(h)	48,597

		1,209,627

	Switzerland (9.1%)
36,118	ABB, Ltd.(a)	503,729
1,857	Compagnie Financiere Richemont SA, Class A	28,994
890	Flughafen Zuerich AG	160,229
109	Givaudan SA(a)	56,417
1,917	Holcim, Ltd.	68,281
59,226	Nestle SA	2,000,913
1,670	Nobel Biocare Holding AG(a)	28,505
16,204	Novartis AG	613,055
2,833	Roche Holding AG	388,830
243	Swatch Group AG (The)	29,308
511	Swisscom AG	143,477
2,365	Syngenta AG	475,395

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
174,275	Xstrata PLC	$1,169,028

		5,666,161

	Taiwan (0.6%)
43,010	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	384,939

	Ukraine (0.1%)
933,947	Raiffeisen Bank Aval(a)	9,050
2,656	Ukrnafta Oil Co.(a)	28,375
1,101,903	Ukrsotsbank JSCB(a)	10,953
33,222	UkrTelecom, GDR	41,710

		90,088

	United Kingdom (12.6%)
13,544	Anglo American PLC	230,635
56,647	BHP Billiton PLC	1,117,393
150,867	BP PLC	1,011,617
18,371	British American Tobacco PLC	424,384
38,643	Cadbury PLC	291,486
16,434	Diageo PLC	183,515
12,290	GlaxoSmithKline PLC	191,412
11,655	Imperial Tobacco Group PLC	261,752
32,995	Marks & Spencer Group PLC	139,885
16,979	National Grid PLC	130,407
15,619	Pearson PLC	157,069
30,106	Rio Tinto PLC	1,010,899
19,872	Rolls-Royce Group PLC(a)	83,708
10,171	Scottish & Southern Energy PLC	161,617
13,436	Smith & Nephew PLC(h)	83,631
175,569	Tesco PLC	838,822
34,190	Tullow Oil PLC	393,101
521,091	Vodafone Group PLC	908,496
17,271	WM Morrison Supermarkets PLC	63,232
36,250	WPP PLC	203,862

		7,886,923

	United States (0.1%)
2,421	Dr Pepper Snapple Group, Inc.(a)	40,937

	Total Common Stocks (Cost $66,388,429)	54,665,347

EXCHANGE TRADED FUNDS (6.8%)
	Japan (6.8%)
14,757	Nomura - Nikkei 225	1,243,354
368,570	Nomura TOPIX	2,967,624

	Total Exchange Traded Funds (Cost $4,746,309)	4,210,978

RIGHTS/WARRANTS (0.6%)
	Ireland (0.4%)
12,341	CRH PLC, Rights, Expire 04/09/09	268,408

Shares		Fair Value
RIGHTS/WARRANTS — (continued)
	Romania (0.2%)
41,596	BRD-Group Societe Generale, Warrants, Expire 06/30/17(a)(d)	$81,511

	Russia (0.0%)
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	12,575
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	1,670

		14,245

	Total Rights/Warrants (Cost $705,641)	364,164

INVESTMENT COMPANY (6.6%)
	United States (6.6%)
4,137,023	Federated Treasury Obligations Fund, Institutional Shares	4,137,023

	Total Investment Company (Cost $4,137,023)	4,137,023

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.3%)
$220,444	Pool of Various Securities(i)	200,315

	Total Securities Held as Collateral for Securities on Loan (Cost $220,444)	200,315

Total Investments — 101.9% (Cost $76,197,846)		63,577,827
Net Other Assets (Liabilities) — (1.9)%		(1,190,862)

NET ASSETS — 100.0%		$62,386,965

Sector		Percentage of net assets
Consumer Discretionary		7.3%
Consumer Staples		12.1%
Energy		17.2%
Exchange Traded Funds		6.7%
Financials		3.4%
Health Care		4.2%
Industrials		11.5%
Information Technology		3.5%
Investment Company		6.6%
Materials		17.6%
Telecommunication Services		7.3%
Utilities		4.2%
Cash and Cash Equivalents		0.3%

		101.9%

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Forward Foreign Currency Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollar	Fair Value	Unrealized Appreciation
Short
Czech Koruna vs. U.S. Dollar	05/21/2009	(2,808,952)	$ (139,575)	$ (136,210)	$ 3,365
Czech Koruna vs. U.S. Dollar	07/14/2009	(717,078)	(39,078)	(34,730)	4,348
Czech Koruna vs. U.S. Dollar	10/14/2009	(719,814)	(39,078)	(34,813)	4,265
Czech Koruna vs. U.S. Dollar	10/27/2009	(10,547,622)	(532,152)	(510,034)	22,117
Hungary Forint vs. U.S. Dollar	05/12/2009	(98,441,419)	(456,778)	(420,383)	36,395
Polish Zloty vs. U.S. Dollar	05/11/2009	(962,068)	(335,806)	(276,039)	59,768

Total Short Contracts			$(1,542,467)	$(1,412,209)	$130,258

Long
Canadian Dollar vs. U.S. Dollar	04/13/2009	1,865,128	$ 1,427,904	$ 1,479,351	$ 51,448

Total Long Contracts			$ 1,427,904	$ 1,479,351	$ 51,448

See footnote legend to the Schedule of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (88.4%)
	Consumer Discretionary (8.4%)
953,000	Comcast Corp., Class A	$12,998,920
915,000	News Corp., Class A	6,057,300
299,000	Yum! Brands, Inc.(g)	8,216,520

		27,272,740

	Consumer Staples (4.0%)
117,000	Energizer Holdings, Inc.(a)(g)	5,813,730
754,000	Smithfield Foods, Inc.(a)(g)(h)	7,132,840

		12,946,570

	Energy (16.5%)
193,000	Apache Corp.(g)	12,369,370
240,000	Chesapeake Energy Corp.(g)	4,094,400
382,000	Consol Energy, Inc.(g)	9,641,680
407,000	Halliburton Co.(g)	6,296,290
485,000	Petroleo Brasileiro SA, ADR(g)	11,882,500
827,000	Weatherford International, Ltd.(a)	9,154,890

		53,439,130

	Financials (2.2%)
24,700	Markel Corp.(a)	7,011,836

	Health Care (20.3%)
761,000	Allscripts-Misys Healthcare Solutions, Inc.(h)	7,830,690
616,000	Bristol-Myers Squibb Co.	13,502,720
276,000	McKesson Corp.	9,671,040
312,220	Medcath Corp.(a)	2,269,839
331,000	Teva Pharmaceutical Industries, Ltd., ADR(h)	14,911,550
609,000	UnitedHealth Group, Inc.	12,746,370
151,000	Varian Medical Systems, Inc.(a)	4,596,440

		65,528,649

	Industrials (9.1%)
121,000	L-3 Communications Holdings, Inc.	8,203,800
744,800	Spirit Aerosystems Holdings, Inc., Class A(a)	7,425,656
295,400	SPX Corp.(g)	13,886,754

		29,516,210

	Information Technology (24.5%)
790,000	Activision Blizzard, Inc.(a)	8,263,400

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
858,000	Akamai Technologies, Inc.(a)(g)	$16,645,200
820,000	Cisco Systems, Inc.(a)	13,751,400
1,205,000	Dell, Inc.(a)	11,423,400
651,000	eBay, Inc.(a)	8,176,560
406,000	Harris Corp.	11,749,640
611,000	Symantec Corp.(a)(g)	9,128,340

		79,137,940

	Materials (3.4%)
826,000	Nalco Holding Co.	10,795,820

	Total Common Stocks (Cost $374,001,793)	285,648,895

INVESTMENT COMPANY (11.5%)
37,168,527	Federated Treasury Obligations Fund, Institutional Shares	37,168,527

	Total Investment Company (Cost $37,168,527)	37,168,527

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.8%)
$3,314,273	Pool of Various Securities(i)	2,550,974

	Total Securities Held as Collateral for Securities on Loan (Cost $3,314,273)	2,550,974

Total Investments — 100.7% (Cost $414,484,593)		325,368,396
Net Other Assets (Liabilities) — (0.7)%		(2,188,579)

NET ASSETS — 100.0%		$323,179,817

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Equity Income Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.5%)
	Consumer Discretionary (3.6%)
893,000	Pearson PLC, ADR(h)	$8,938,930

	Consumer Staples (16.5%)
198,000	Diageo PLC, ADR	8,860,500
225,000	Kimberly-Clark Corp.	10,374,750
210,000	PepsiCo, Inc.	10,810,800
299,000	Philip Morris International, Inc.	10,638,420

		40,684,470

	Energy (22.6%)
197,000	BP PLC, ADR	7,899,700
149,000	Chevron Corp.	10,018,760
306,000	Kinder Morgan Management LLC(a)(h)	12,472,575
546,000	Natural Resource Partners LP	12,192,180
308,000	Teekay Corp.(h)	4,382,840
529,900	Teekay LNG Partners LP(g)	8,897,021

		55,863,076

	Financials (9.8%)
323,000	Allstate Corp. (The)	6,185,450
323,000	Federated Investors, Inc., Class B(g)	7,189,980
180,000	Metlife, Inc.(g)	4,098,600
75,600	Realty Income Corp., REIT(g)	1,422,792
373,000	U.S. Bancorp(g)	5,449,530

		24,346,352

	Health Care (9.9%)
127,000	Abbott Laboratories	6,057,900
254,000	Novartis AG, ADR	9,608,820
653,000	Pfizer, Inc.	8,893,860

		24,560,580

	Industrials (12.5%)
212,000	Boeing Co. (The)	7,542,960
218,000	Eaton Corp.	8,035,480
687,000	General Electric Co.	6,945,570
331,000	Waste Management, Inc.(h)	8,473,600

		30,997,610

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (14.6%)
738,000	Intel Corp.(g)	$11,106,900
710,000	Nokia Corp., ADR	8,285,700
389,000	Paychex, Inc.	9,985,630
760,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(g)	6,802,000

		36,180,230

	Utilities (4.0%)
320,000	Dominion Resources, Inc.	9,916,800

	Total Common Stocks (Cost $295,226,678)	231,488,048

INVESTMENT COMPANY (6.4%)
15,854,282	Federated Treasury Obligations Fund, Institutional Shares	15,854,282

	Total Investment Company (Cost $15,854,282)	15,854,282

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.0%)
$5,508,734	Pool of Various Securities(i)	4,969,530

	Total Securities Held as Collateral for Securities on Loan (Cost $5,508,734)	4,969,530

Total Investments — 101.9% (Cost $316,589,694)		252,311,860
Net Other Assets (Liabilities) — (1.9)%		(4,822,482)

NET ASSETS — 100.0%		$247,489,378

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)
	Fannie Mae(j) (2.6%)
$ 269,017	5.000%, 10/25/15, Series 2003-16, Class PC	$271,835
544,012	4.500%, 8/25/26, Series 2005-65, Class WG	548,039

		819,874

	Freddie Mac(j) (6.7%)
267,418	5.000%, 6/15/24, Series 2915, Class KA	270,661
355,000	4.000%, 5/15/26, Series 2750, Class KP	358,097
447,752	5.000%, 9/15/26, Series 3018, Class UM	454,732
1,049,183	4.500%, 5/15/27, Series 2682, Class XJ	1,067,281

		2,150,771

	Ginnie Mae (5.9%)
1,861,770	4.500%, 4/16/28, Series 2003-97, Class NC	1,886,632

	Total Collateralized Mortgage Obligations (Cost $4,841,720)	4,857,277

CORPORATE BONDS (12.8%)
	Financials (12.8%)
1,000,000	American Express Bank FSB, 3.150%, 12/9/11	1,033,282
1,000,000	General Electric Capital Corp., 2.200%, 6/8/12	1,006,457
1,000,000	Goldman Sachs Group, Inc. (The), 3.250%, 6/15/12	1,043,782
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,007,900

	Total Corporate Bonds (Cost $4,058,980)	4,091,421

MORTGAGE-BACKED SECURITIES (10.7%)
	Fannie Mae(j) (6.4%)
640,180	4.500%, 1/1/10, Pool #254626	645,770
237,400	6.500%, 8/1/13, Pool #251901	249,661
240,112	6.000%, 3/1/16, Pool #253702	252,513
232,692	6.000%, 4/1/16, Pool #535846	244,710
425,369	6.500%, 4/1/16, Pool #253706	446,673
176,923	6.000%, 8/1/16, Pool #545125	186,392

		2,025,719

	Freddie Mac(j) (4.3%)
859,699	4.500%, 1/1/10, Pool #M80792	869,918
106,760	6.500%, 5/1/13, Pool #E00548	111,071
385,414	6.000%, 9/1/16, Pool #E01049	402,940

		1,383,929

	Total Mortgage-Backed Securities (Cost $3,311,868)	3,409,648

U.S. GOVERNMENT AGENCIES (49.6%)
	Fannie Mae(j) (17.3%)
2,500,000	3.875%, 2/15/10	2,563,225
1,000,000	6.250%, 2/1/11	1,056,320
1,750,000	4.375%, 3/15/13(h)	1,896,769

		5,516,314

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Federal Farm Credit Bank (15.7%)
$1,000,000	4.125%, 4/15/09	$1,001,422
1,000,000	5.375%, 7/18/11	1,082,224
2,750,000	4.250%, 7/8/13	2,931,783

		5,015,429

	Federal Home Loan Bank (8.0%)
1,500,000	4.750%, 4/24/09	1,504,062
1,000,000	4.625%, 2/18/11, Series 616	1,059,575

		2,563,637

	Freddie Mac(j) (8.6%)
1,500,000	3.375%, 4/15/09	1,501,554
1,250,000	0.240%, 7/6/09**	1,249,300

		2,750,854

	Total U.S. Government Agencies (Cost $15,351,322)	15,846,234

U.S. TREASURY NOTES (5.6%)
500,000	4.250%, 10/15/10	528,457
1,150,000	4.125%, 8/31/12(h)	1,259,430

	Total U.S. Treasury Notes (Cost $1,673,188)	1,787,887

Shares
INVESTMENT COMPANY (3.7%)
1,187,880	Federated Treasury Obligations Fund, Institutional Shares	1,187,880

	Total Investment Company (Cost $1,187,880)	1,187,880

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (9.8%)
$3,242,938	Pool of Various Securities(i)	3,140,041

	Total Securities Held as Collateral for Securities on Loan (Cost $3,242,938)	3,140,041

Total Investments — 107.4% (Cost $33,667,896)		34,320,388
Net Other Assets (Liabilities) — (7.4)%		(2,355,722)

NET ASSETS — 100.0%		$31,964,666

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
$ 731,497	Chase Mortgage Finance Corp., Series 2005-S3, Class A6, 5.500%, 11/25/35	$466,558

	Total Collateralized Mortgage Obligations (Cost $475,473)	466,558

CORPORATE BONDS (11.1%)
	Consumer Staples (0.7%)
1,000,000	Procter & Gamble, Co. (The), 4.700%, 2/15/19	1,008,675

	Energy (1.4%)
2,000,000	ConocoPhillips, 4.750%, 2/1/14	2,080,308

	Financials (6.2%)
5,000,000	American Express Bank FSB, 3.150%, 12/9/11	5,166,410
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,802,264
2,000,000	MBNA Corp., 5.000%, 6/15/15	1,463,476
1,000,000	Unilever Capital Corp., 4.800%, 2/15/19	996,370

		9,428,520

	Industrials (1.4%)
1,000,000	General Dynamics Corp., 5.250%, 2/1/14	1,066,454
1,000,000	General Dynamics Corp., 5.375%, 8/15/15	1,049,992

		2,116,446

	Information Technology (1.4%)
1,000,000	Cisco Systems, Inc., 4.950%, 2/15/19	983,865
1,000,000	International Business Machines Corp., 7.625%, 10/15/18	1,147,194

		2,131,059

	Total Corporate Bonds (Cost $16,867,084)	16,765,008

MORTGAGE-BACKED SECURITIES (30.1%)
	Fannie Mae(j) (23.1%)
4,178,607	5.000%, 1/1/18, Pool #650205	4,366,992
3,634,162	4.500%, 3/1/18, Pool #555292	3,768,475
1,473,894	5.500%, 1/1/33, Pool #678321	1,536,649
2,929,840	5.000%, 7/1/33, Pool #724965	3,031,996
750,586	5.000%, 8/1/33, Pool #724365	783,745
926,664	5.000%, 8/1/33, Pool #738751	959,910
772,304	5.000%, 10/1/33, Pool #753298	799,406
2,305,530	6.500%, 11/1/34, Pool #783476	2,426,368
8,576,683	5.500%, 9/1/35, Pool #835787	8,920,420
7,939,461	5.500%, 8/1/37, Pool #946238	8,188,189

		34,782,150

	Freddie Mac(j) (7.0%)
4,861,566	4.500%, 2/1/18, Pool #E94445	5,035,164
5,213,431	5.500%, 2/1/29, Pool #A18613	5,438,166

		10,473,330

	Total Mortgage-Backed Securities (Cost $43,393,282)	45,255,480

Principal Amount		Fair Value
MUNICIPAL BONDS (1.4%)
	Wisconsin (1.4%)
$ 2,095,000	Wisconsin State, Public Improvements G.O., Series B, Callable 5/1/15 @ 100 (FSA), 5.000%, 5/1/25	$2,145,301

	Total Municipal Bonds (Cost $2,142,180)	2,145,301

U.S. GOVERNMENT AGENCIES (37.0%)
	Fannie Mae(j) (16.4%)
3,000,000	4.050%, 2/22/13	3,202,686
6,970,000	5.125%, 1/2/14	7,203,565
10,000,000	5.210%, 1/25/23	10,173,580
4,000,000	5.210%, 3/3/23	4,065,064

		24,644,895

	Federal Home Loan Bank (3.6%)
5,000,000	5.000%, 11/17/17	5,463,085

	Freddie Mac(j) (10.2%)
3,000,000	5.875%, 3/21/11	3,150,075
10,000,000	3.000%, 2/4/14	10,037,690
2,000,000	4.875%, 6/13/18	2,217,908

		15,405,673

	Private Export Funding Corp. (6.8%)
4,350,000	4.974%, 8/15/13	4,790,851
5,000,000	4.550%, 5/15/15	5,390,380

		10,181,231

	Total U.S. Government Agencies (Cost $54,257,018)	55,694,884

U.S. TREASURY NOTES (5.3%)
6,000,000	6.250%, 8/15/23	7,893,750

	Total U.S. Treasury Notes (Cost $7,517,897)	7,893,750

U.S. TREASURY BILLS** (6.6%)
10,000,000	0.270%, 5/21/09	9,997,542

	Total U.S. Treasury Bills (Cost $9,996,257)	9,997,542

Shares
INVESTMENT COMPANY (8.3%)
12,471,591	Federated Treasury Obligations Fund, Institutional Shares	12,471,591

	Total Investment Company (Cost $12,471,591)	12,471,591

Continued

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)
$108,843	BNY Institutional Cash Reserve, Series B	$13,061
66,086	BNY Institutional Cash Reserve, Series C(i)	44,608

	Total Short Term Investments (Cost $174,929)	57,669

Total Investments — 100.1% (Cost $147,295,711)		150,747,783
Net Other Assets (Liabilities) — (0.1)%		(123,374)

NET ASSETS — 100.0%		$150,624,409

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (6.7%)
$2,006,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 0.646%, 4/16/12*(b)	$1,977,221
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(f)	2,668,247
1,250,000	Chase Issuance Trust, Series 2005-A13, Class A13, 0.596%, 2/15/13*	1,184,445
800,000	Chase Issuance Trust, Series 2006-A1, Class A, 0.596%, 4/15/13*	759,142
2,517,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.110%, 4/15/14	2,571,144
3,282,842	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35(f)	2,852,044
4,030,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A4, 4.880%, 9/18/14	4,071,950
2,154,000	MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 0.736%, 10/17/11*(b)	2,147,837
2,829,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 1.244%, 12/15/11*(b)	2,809,499
1,290,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.740%, 8/17/15	1,294,654
2,370,000	USAA Auto Owner Trust, Series 2008-1, Class A4, 4.500%, 10/15/13	2,380,368

	Total Asset Backed Securities (Cost $27,610,855)	24,716,551

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
3,590,835	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.922%, 8/25/18*	3,155,829

	Total Collateralized Mortgage Obligations (Cost $3,088,265)	3,155,829

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.7%)
5,510,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/47	3,556,156
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,040,882
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.903%, 2/15/51*	4,340,482

	Total Commercial Mortgage-Backed Securities (Cost $12,525,971)	9,937,520

CORPORATE BONDS (28.0%)
	Consumer Discretionary (3.3%)
2,904,000	Comcast Corp., 6.950%, 8/15/37	2,704,240
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,216,620
3,794,000	Time Warner Cable, Inc., 8.750%, 2/14/19	4,028,568
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,710,541
600,000	Walt Disney Co. (The), 4.500%, 12/15/13	613,227

		12,273,196

	Consumer Staples (2.2%)
1,600,000	Altria Group, Inc., 9.250%, 8/6/19	1,710,710
3,960,000	CVS Caremark Corp., 4.875%, 9/15/14(b)	3,924,879

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Staples — (continued)
$1,125,000	Kraft Foods, Inc., 6.125%, 2/1/18	$1,127,541
1,165,000	PepsiCo, Inc., 7.900%, 11/1/18	1,431,386

		8,194,516

	Energy (1.7%)
2,030,000	ConocoPhillips, 5.750%, 2/1/19	2,043,457
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13(b)	2,219,100
2,000,000	Shell International Finance BV (Netherlands), 4.000%, 3/21/14	2,028,062

		6,290,619

	Financials (8.5%)
2,600,000	Bank of America Corp., 5.125%, 11/15/14(b)	2,221,313
2,042,000	Bank of America Corp., 5.750%, 12/1/17	1,714,843
3,160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18(b)	3,263,376
1,250,000	Citigroup, Inc., 4.125%, 2/22/10(b)	1,206,510
2,355,000	ERP Operating LP, 5.125%, 3/15/16(b)	1,858,234
3,459,000	GATX Financial Corp., 5.125%, 4/15/10(b)	3,272,740
3,710,000	General Electric Capital Corp., 5.625%, 5/1/18(b)	3,225,923
1,450,000	General Electric Capital Corp., Series MTN, 6.875%, 1/10/39	1,182,605
334,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/12	322,284
2,380,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	1,982,107
1,259,000	Morgan Stanley, 4.250%, 5/15/10	1,224,085
3,888,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(b)	3,707,235
2,585,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(b)	1,935,558
1,455,000	Wachovia Corp., 4.375%, 6/1/10	1,414,026
2,855,000	Wells Fargo & Co., 5.625%, 12/11/17(b)	2,604,936

		31,135,775

	Health Care (1.2%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,830,227
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(b)	2,602,341

		4,432,568

	Industrials (3.5%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17(b)	3,269,630
3,893,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	3,727,548
3,730,000	Goodrich (BF) Corp., 6.290%, 7/1/16(b)	3,735,244
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15	1,947,750

		12,680,172

	Information Technology (4.7%)
2,237,000	Cisco Systems, Inc., 5.500%, 2/22/16(b)	2,367,052
2,340,000	Hewlett-Packard Co., 6.500%, 7/1/12(b)	2,528,677
1,100,000	Hewlett-Packard Co., 4.750%, 6/2/14	1,112,020
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	553,604
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,263,380
1,555,000	International Business Machines Corp., 8.000%, 10/15/38	1,847,864
3,206,000	Oracle Corp., 5.250%, 1/15/16	3,268,927

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology — (continued)
$ 1,311,000	Oracle Corp., 5.750%, 4/15/18	$1,368,185
2,450,000	Xerox Corp., 6.350%, 5/15/18	1,825,250

		17,134,959

	Telecommunication Services (2.0%)
900,000	AT&T, Inc., 5.800%, 2/15/19	881,039
3,930,000	AT&T, Inc., 6.400%, 5/15/38(b)	3,496,552
655,000	Verizon Communications, Inc., 6.350%, 4/1/19	647,101
2,342,000	Verizon Communications, Inc., 7.350%, 4/1/39	2,281,248

		7,305,940

	Utilities (0.9%)
1,470,000	Duke Energy Corp., 6.250%, 6/15/18	1,426,303
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,835,227

		3,261,530

	Total Corporate Bonds (Cost $107,405,126)	102,709,275

MORTGAGE-BACKED SECURITIES (55.5%)
	Fannie Mae(j) (26.0%)
61,458	6.000%, 10/1/13, Pool #252061	64,632
147,777	5.500%, 4/1/18, Pool #685496	154,968
220,380	5.000%, 8/1/20, Pool #832058	229,351
398,613	5.000%, 8/1/20, Pool #838787	414,840
942,257	5.500%, 11/1/20, Pool #843972	985,169
455,616	5.500%, 6/1/21, Pool #831526	475,796
110,110	5.000%, 5/1/22, Pool #256716	114,334
1,426,994	6.000%, 7/1/22, Pool #944967	1,495,483
1,224,382	5.000%, 9/1/25, Pool #255892	1,269,406
3,177,453	5.500%, 2/1/27, Pool #256600	3,312,288
614,551	6.500%, 1/1/35, Pool #809198	650,361
4,549,477	5.500%, 3/1/35, Pool #787561	4,731,811
3,992,808	5.500%, 4/1/35, Pool #822982	4,156,576
323,117	6.000%, 4/1/35, Pool #735503	339,238
479,208	7.000%, 6/1/35, Pool #255820	511,555
718,376	7.000%, 6/1/35, Pool #830686	766,867
2,031,881	5.500%, 10/1/35, Pool #817568	2,113,315
1,531,018	5.500%, 2/1/36, Pool #256101	1,592,379
989,201	5.500%, 2/1/36, Pool #831295	1,028,846
1,409,996	6.500%, 3/1/36, Pool #866062	1,487,092
1,510,490	6.000%, 6/1/36, Pool #886959	1,580,424
1,236,859	6.500%, 7/1/36, Pool #885493	1,304,488
530,119	5.500%, 12/1/36, Pool #922224	550,868
7,709,390	5.500%, 1/1/37, Pool #256552	8,011,141
8,487,981	5.500%, 3/1/37, Pool #888221	8,820,206
3,244,133	6.000%, 4/1/37, Pool #256674	3,392,123
3,564,060	6.000%, 7/1/37, Pool #256800	3,726,643
1,160,307	6.000%, 9/1/37, Pool #955005	1,213,238
3,361,748	5.000%, 3/1/38, Pool #929182	3,472,655
4,186,440	5.500%, 3/1/38, Pool #969064	4,349,410
10,110,365	4.500%, 4/1/38, Pool #933828	10,344,092
6,611,577	5.000%, 5/1/38, Pool #981481	6,829,697
2,179,955	5.500%, 7/1/38, Pool #934323	2,264,816
2,911,275	5.000%, 10/1/38, Pool #992154	3,007,320
961,006	5.000%, 11/1/38, Pool #995074	992,710
8,593,524	4.500%, 1/1/39, Pool #AA0841	8,792,185
994,706	4.500%, 2/1/39, Pool #930492	1,017,701

		95,564,024

	Freddie Mac(j) (27.6%)
1,250,887	5.000%, 5/1/20, Pool #B19275	1,301,417

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(j) — (continued)
$ 331,264	5.500%, 3/1/21, Pool #J01432	$346,040
2,194,763	5.500%, 10/1/21, Pool #G12425	2,291,287
1,042,000	5.000%, 12/1/21, Pool #J04025	1,082,790
1,950,739	5.000%, 7/1/25, Pool #C90908	2,019,570
1,801,802	4.500%, 6/1/35, Pool #G01842	1,841,815
4,011,499	5.500%, 6/1/35, Pool #A35148	4,171,528
2,542,735	5.500%, 7/1/35, Pool #A36540	2,644,171
921,736	6.000%, 7/1/35, Pool #A36304	965,132
1,014,406	5.500%, 8/1/35, Pool #A36652	1,054,873
1,482,965	5.000%, 9/1/35, Pool #A37961	1,533,319
750,136	5.500%, 9/1/35, Pool #G08080	780,061
3,681,383	5.097%, 12/1/35, Pool #847603*	3,773,442
1,128,976	5.500%, 12/1/35, Pool #A40359	1,174,014
1,555,773	5.000%, 3/1/36, Pool #G08115	1,608,600
2,885,937	5.500%, 4/1/36, Pool #A44445	2,997,908
1,185,895	6.500%, 5/1/36, Pool #A48509	1,251,698
529,620	5.000%, 7/1/36, Pool #G02291	547,024
3,893,151	6.000%, 9/1/36, Pool #A52325	4,075,224
1,813,091	5.500%, 12/1/36, Pool #A80368	1,883,436
4,624,302	5.881%, 12/1/36, Pool #1J1390*	4,816,294
4,000,002	5.000%, 4/1/37, Pool #G08191	4,129,972
3,212,601	6.000%, 4/1/37, Pool #A58853	3,362,345
9,414,586	5.000%, 7/1/37, Pool #G03050	9,720,490
1,293,839	6.000%, 8/1/37, Pool #A64067	1,354,147
4,787,044	5.500%, 9/1/37, Pool #G03202	4,972,507
2,299,246	5.500%, 1/1/38, Pool #A71523	2,388,325
2,800,001	5.500%, 1/1/38, Pool #G04507	2,908,480
2,855,579	5.210%, 4/1/38, Pool #783255*	2,973,112
2,721,648	5.500%, 7/1/38, Pool #A79017	2,827,092
1,603,840	5.500%, 7/1/38, Pool #G04388	1,665,977
4,795,442	4.500%, 9/1/38, Pool #G04953	4,900,916
2,170,258	6.000%, 9/1/38, Pool #A81453	2,271,294
4,685,684	4.000%, 1/1/39, Pool #A84293	4,716,075
946,573	4.500%, 1/1/39, Pool #A84147	967,393
5,865,522	4.500%, 1/1/39, Pool #A84268	5,994,532
2,090,194	4.500%, 2/1/39, Pool #A84295	2,136,167
1,762,000	4.500%, 4/15/39(c)	1,798,341

		101,246,808

	Ginnie Mae (1.9%)
6,796,744	5.000%, 4/15/39(g)	7,047,374

	Total Mortgage-Backed Securities (Cost $196,921,511)	203,858,206

MUNICIPAL BONDS (5.5%)
	California (0.2%)
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	805,771

	District of Columbia (0.4%)
1,310,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	1,363,815

	Florida (0.4%)
1,300,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 10/1/09 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	1,319,071

Continued 23

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois (0.7%)
$1,055,000	Chicago Board of Education, IL, Refunding Bonds G.O., Series A (AMBAC), 5.500%, 12/1/19	$1,159,202
1,380,000	Illinois State, Refunding Bonds G.O., Series B, 5.000%, 1/1/15	1,536,271

		2,695,473

	Iowa (1.4%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 4/13/09 @ 100 (AMBAC, GTD STD LNS), 15.591%, 12/1/31*(f)(i)	5,146,500

	New Jersey (1.2%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (NATL-RE, GTD STD LNS), 1.103%, 6/1/36*(f)(i)	4,402,000

	New York (0.5%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/1/09 @ 101 (General Obligation of Authority), 5.500%, 7/15/15	1,804,510

	Virginia (0.7%)
2,205,000	Virginia Public Building Authority, VA, Public Improvements Revenue, Series C, 5.000%, 8/1/15	2,520,139

	Total Municipal Bonds (Cost $24,591,485)	20,057,279

U.S. TREASURY NOTES (0.2%)
750,000	4.500%, 5/15/38(b)	875,625

	Total U.S. Treasury Notes (Cost $758,285)	875,625

Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS (0.3%)
	Brazil (0.3%)
$1,235,000	Brazilian Government International Bond, 6.000%, 1/17/17	$1,231,913

	Total Foreign Government Bonds (Cost $1,255,802)	1,231,913

SUPRANATIONAL BONDS (1.4%)
950,000	European Investment Bank, 2.375%, 3/14/14	936,738
1,400,000	International Bank for Reconstruction & Development, 2.000%, 4/2/12	1,395,576
2,800,000	Kreditanstalt fuer Wiederaufbau (Germany), 3.500%, 3/10/14	2,814,098

	Total Supranational Bonds (Cost $5,180,213)	5,146,412

Shares
INVESTMENT COMPANY (1.3%)
4,755,111	Federated Treasury Obligations Fund, Institutional Shares	4,755,111

	Total Investment Company (Cost $4,755,111)	4,755,111

Principal Amount
SHORT TERM INVESTMENTS (0.1%)
$596,576	BNY Institutional Cash Reserve, Series B	71,589
166,243	BNY Institutional Cash Reserve, Series C(i)	112,214

	Total Short Term Investments (Cost $762,819)	183,803

Total Investments — 102.6% (Cost $384,855,443)		376,627,524
Net Other Assets (Liabilities) — (2.6)%		(9,447,180)

NET ASSETS — 100.0%		$367,180,344

Futures	Contracts	Unrealized Appreciation
Long
U.S. Treasury Two Year Note, June 2009	93	$95,656
U.S. Treasury Ten Year Note, June 2009	108	182,748
U.S. Treasury Thirty Year Bond, June 2009	31	197,066

Total Long Contracts		$475,470

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.9%)
	Kentucky (94.9%)
$320,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$316,234
125,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	129,406
300,000	Campbell & Kenton Counties, KY, Santation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	306,627
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	511,865
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	309,213
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	86,091
400,000	Jefferson County, KY, First Mortgage Christian Church Homes Revenue, Callable 5/8/09 @ 100, OID, 6.125%, 11/15/18	392,996
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	106,143
30,000	Kentucky Area Development Districts Financing, City of Ewing Trust Lease Program Revenue , Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	28,860
250,000	Kentucky Area Development Districts, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 5/8/09 @ 100, 4.300%, 8/1/09	252,088
800,000	Kentucky Area Development Districts, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 5/8/09 @ 100, 4.000%, 11/1/09	802,008
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	540,065
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	540,430
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	323,568
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	522,029
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	531,395
500,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	479,400

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	$545,425
285,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	279,100
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	177,207
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	265,060
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA-IL-RE), OID, 5.500%, 5/1/15	210,588
170,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	179,120
300,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	326,397
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	217,264
150,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	167,111
380,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	417,647
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	527,720
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	503,600
205,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	228,942
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	279,065
145,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	165,690
175,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/19	188,366
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	271,027
70,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	73,342
405,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	405,486

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	$164,176
500,000	Louisville & Jefferson County, KY, Metropolitan Government Jewish Hospital St. Mary’s Healthcare Refunding Revenue, Callable 2/1/13 @ 100, 6.000%, 2/1/22	506,770
530,000	Louisville & Jefferson County, KY, Metropolitan Government Norton Healthcare, Inc. Refunding Revenue, Callable 10/1/16 @ 100, 5.250%, 10/1/36	411,126
430,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Seres A, Callable 5/8/09 @ 101 (NATL-RE FGIC), 5.500%, 5/15/09	432,399
350,000	Louisville, KY, Parking Authority Revenue, 7.500%, 7/1/09	356,198
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	578,934
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	598,531
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	694,346
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	265,010
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	373,448
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	506,885

	Total Municipal Bonds (Cost $16,204,614)	16,494,398

Shares		Fair Value
INVESTMENT COMPANY (4.1%)
709,434	Federated Tax-Free Obligations Fund, Institutional Service Class	$709,434

	Total Investment Company (Cost $709,434)	709,434

Total Investments — 99.0% (Cost $16,914,048)		17,203,832
Net Other Assets (Liabilities) — 1.0%		173,572

NET ASSETS — 100.0%		$17,377,404

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (91.2%)
	District of Columbia (4.0%)
$690,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$745,745
55,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/14	59,353

		805,098

	Maryland (87.2%)
375,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	419,887
395,000	Baltimore County, MD, Oak Crest Village, Inc. Facilities Refunding Revenue, Series A, Callable 1/1/17 @ 100, 5.000%, 1/1/22	336,481
215,000	Baltimore County, MD, Shelter Elder Care, Series A, Prerefunded 11/1/09 @ 102, OID, 7.375%, 11/1/21	226,511
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	114,113
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	136,072
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	575,445
250,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	265,672
350,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	361,218
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	529,640
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	484,400
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	255,555
350,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/16	355,628
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	73,063
645,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	689,344
75,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 5/11/09 @ 100, OID, 5.500%, 7/1/13	79,285
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	751,380

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$750,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	$761,198
170,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 5/11/09 @ 101 (AMBAC), 5.250%, 8/15/13	171,618
500,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	464,130
275,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, Callable 7/1/17 @ 100, 4.750%, 7/1/34	179,520
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	350,196
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	108,354
95,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	85,151
75,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Issue Revenue, Callable 7/1/12 @ 100, 5.750%, 7/1/20	75,722
120,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/12	123,468
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	283,745
410,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	417,454
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	163,304
400,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	366,848
250,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	293,558
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	541,755
270,000	Maryland State Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	240,530

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$750,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	$859,372
240,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/14 @ 100 (FSA), 5.000%, 7/1/15	269,717
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	431,154
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	560,425
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	576,670
300,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	346,158
245,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Callable 3/15/17 @ 100, 5.000%, 3/15/22	267,089
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	545,090
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	280,415
170,000	Montgomery County, MD, Construction & Public Improvement G.O., Prerefunded 2/1/11 @ 101, OID, 4.750%, 2/1/16	183,490
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	511,830
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	807,219

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	$429,577
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	286,005
175,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O. (FSA), 5.500%, 5/15/09	176,094
100,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	114,358
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	306,806
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	107,977

		17,339,691

	Total Municipal Bonds (Cost $17,546,055)	18,144,789

Shares
INVESTMENT COMPANY (7.4%)
1,469,261	Federated Maryland Municipal Cash Trust	1,469,261

	Total Investment Company (Cost $1,469,261)	1,469,261

Total Investments — 98.6% (Cost $19,015,316)		19,614,050
Net Other Assets (Liabilities) — 1.4%		270,476

NET ASSETS — 100.0%		$19,884,526

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.4%)
	North Carolina (96.1%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,112,380
360,000	Albemarle, NC, Healthcare Authority Refunding Revenue, OID, 4.500%, 10/1/11	352,271
265,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	255,566
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,229,914
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,021,431
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	731,515
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,037,010
800,000	Caldwell County, NC, Public Improvements G.O., Series A, Callable 5/8/09 @ 102, OID, 4.700%, 6/1/12	817,456
1,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,030,780
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,037,005
1,010,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	1,163,217
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,400,461
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,063,520
3,215,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,680,050
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,174,065
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	3,055,932
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,505,255
2,295,000	Davidson County, NC, School Improvements G.O., Callable 6/1/17 @ 100 (FSA), 5.000%, 6/1/26	2,401,304
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,066,220
1,000,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,124,040
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,148,700
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,086,650

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (NATL-RE), 5.000%, 5/1/10	$1,036,690
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 5/8/09 @ 102, 4.250%, 6/1/13	408,708
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,540,874
1,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	1,022,700
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,254,072
70,000	Harnett County, NC, School Improvements Certificate of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	72,059
595,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (FSA), 5.000%, 11/1/26	608,620
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,266,105
870,000	Iredell County, NC, School Projects Certificate of Participation (FSA), 5.250%, 6/1/17	971,338
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,098,954
850,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	970,708
100,000	Johnston County, NC, Refunding G.O. (NATL-RE FGIC), 5.000%, 2/1/13	112,048
1,110,000	Johnston Memorial Hospital Authority Revenue (FSA FHA), 5.000%, 10/1/16	1,143,222
200,000	Lincolnton, NC, Lincolnton Enterprise Systems Refunding Revenue (XLCA), 4.000%, 5/1/12	198,524
600,000	Lumberton, NC, Sewer Improvements G.O., Callable 5/8/09 @ 100.5, 4.750%, 2/1/10	604,278
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	645,023
1,415,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,541,260
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (NATL-RE), 5.250%, 10/1/12	1,013,470
350,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	289,775
150,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	136,069
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	206,772
295,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	250,617

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 645,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	$602,830
1,230,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	1,129,755
1,165,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,037,153
570,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	525,489
1,555,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	1,591,154
2,065,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,997,330
130,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/18 @ 100 (Assured Guaranty), 5.250%, 1/1/19	135,166
850,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, OID, 5.000%, 1/1/17	964,860
2,315,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,856,062
130,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	121,486
515,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, OID, 5.250%, 5/1/09	516,370
1,000,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	777,470
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,393,220
2,140,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,981,747
1,725,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,380,949
1,500,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,580,625
1,875,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,940,831
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (FSA-CR), 5.000%, 11/1/15	1,040,320

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 10/1/09 @ 101, OID, 6.250%, 10/1/19	$942,760
3,000,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,070,170
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,978,280
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,010,780
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,048,111
1,895,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	2,016,659
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,049,210
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,084,040
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,464,656
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	540,525
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,140,890
1,385,000	North Carolina State, G.O., Series A, 5.000%, 6/1/12	1,544,732
1,500,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	1,670,265
2,900,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,365,827
2,000,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,319,620
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,146,215
1,070,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,189,016
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,095,230
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	165,610
65,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	69,342
1,720,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,749,395

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 930,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	$980,071
1,280,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,311,962
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 5/8/09 @ 100, OID, 5.500%, 12/1/15	2,569,735
1,000,000	Randolph County, NC, Public Improvements Certificate of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,018,190
415,000	Randolph County, NC, Refunding Certificate of Participation (FSA), 5.000%, 6/1/15	456,683
1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,545,152
160,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	156,971
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	937,852
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	202,121
600,000	Thomasville, NC, Thomasville Enterprise Systems Revenue, Series B, Callable 5/8/09 @ 101 (FSA), OID, 5.100%, 6/1/17	607,854
1,615,000	Union County, NC, School Improvements G.O., Series A, Callable 3/1/19 @ 100, 4.000%, 3/1/22	1,633,702
1,050,000	Union County, NC, School Improvements G.O., Series D (NATL-RE), 5.000%, 3/1/14	1,187,014
4,745,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,301,114
1,000,000	University of North Carolina at Chapel Hill Revenue, Series A, Callable 12/1/15 @ 100, 5.000%, 12/1/34	1,005,560
1,355,000	University of North Carolina at Wilmington Revenue, Callable 1/1/13 @ 100 (AMBAC), 5.250%, 1/1/21	1,400,948
55,000	University of North Carolina at Wilmington, Student Housing Projects Certificate of Participation (Assured Guaranty), 4.250%, 6/1/18	56,679
400,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	432,700

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	$544,125
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,321,570
1,310,000	Wake County, NC, Public Improvements G.O., Callable 5/4/09 @ 102, OID, 4.600%, 3/1/13	1,339,475
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	2,051,316
1,000,000	Wake County, NC, Wake County Hospital Revenue (MBIA-IL-RE), OID, 5.125%, 10/1/13	1,145,900
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,121,020
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,079,010

		132,527,502

	Puerto Rico (2.3%)
3,000,000	Puerto Rico Infrastructure Financing Authority, Refunding Special Obligation Bonds, Series A, Callable 10/1/10 @ 101, 5.500%, 10/1/19	3,146,490

	Total Municipal Bonds (Cost $132,689,183)	135,673,992

Shares
INVESTMENT COMPANY (1.9%)
2,675,217	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	2,675,217

	Total Investment Company (Cost $2,675,217)	2,675,217

Total Investments — 100.3% (Cost $135,364,400)		138,349,209
Net Other Assets (Liabilities) — (0.3)%		(386,590)

NET ASSETS — 100.0%		$137,962,619

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.3%)
	South Carolina (97.3%)
$100,000	Anderson County, SC, Water & Sewer System Revenue, Callable 7/1/12 @ 101 (NATL-RE FGIC), OID, 5.000%, 7/1/20	$102,569
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	190,420
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	132,280
225,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	246,238
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	201,509
310,000	Charleston County, SC, Hospital Facilities Revenue Care Alliance Health Series B1 (FSA), 5.000%, 8/15/16	326,331
30,000	Charleston, SC, Refunding & Capital Improvements Revenue, 5.125%, 1/1/12	32,799
415,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	433,663
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	494,967
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	373,794
275,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	299,079
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	198,420
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	122,345
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 5/8/09 @ 102 (NATL-RE), 5.250%, 11/1/11	638,833
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 8/1/09 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	106,191
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	469,942
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	345,311
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (FSA, SCSDE), 5.000%, 3/1/16	283,439
275,000	Georgetown County School District, SC, School Improvements G.O., Prerefunded 3/1/11 @ 100 (SCSDE), 5.750%, 3/1/13	299,937
250,000	Georgetown County, SC, Refunding G.O., Series A, Callable 3/1/13 @ 100 (NATL-RE FGIC, State Aid Withholding), OID, 4.375%, 3/1/18	252,908
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	104,895

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	$412,737
480,000	Horry County School District, SC, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	516,394
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	271,317
1,000,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	1,013,170
305,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 5/8/09 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/13	305,427
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	370,827
265,000	Lexington County, SC, Health Services District Income Hospital Refunding & Improvements Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	306,467
690,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	701,696
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (FSA), 5.000%, 3/1/16	542,695
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	576,385
250,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	255,790
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	132,525
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (MBIA-IL-RE), OID, 5.375%, 1/1/25	470,484
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	514,965
285,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	304,115
500,000	Richland County School District No. 2, SC, School Improvements G.O., Series B, Callable 2/1/12 @ 100, (NATL-RE FGIC, SCSDE), 5.000%, 2/1/21	518,330
350,000	Richland County, SC, Environmental Improvements Refunding Revenue, Series A, 4.600%, 9/1/12	310,982
425,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	459,943
35,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (FSA), 5.000%, 12/1/23	34,933

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$280,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	$296,212
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	208,061
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	190,346
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 5/8/09 @ 101 (FSA), 5.500%, 2/1/11	531,657
800,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	717,760
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	202,698
530,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	553,134
305,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	310,469
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (NATL-RE), 5.500%, 1/1/11	155,730
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (FSA), 5.250%, 1/1/17	161,769
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	122,307
250,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	267,472
415,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	451,537

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	$482,908
250,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	252,570
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	551,728
40,000	Spartanburg County, SC, Regional Health Services District Refunding Revenue, Series D (Assured Guaranty), 4.250%, 4/15/16	40,502
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	303,010
500,000	York County, SC, Rock Hill School District No. 3, G.O., Series A, Callable 5/8/09 @ 101 (SCSDE), OID, 5.000%, 3/1/12	506,435
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (FSA, SCSDE), 5.000%, 3/1/22	544,726
140,000	York County, SC, School District No. 4, Fort Mill G.O., Callable 3/1/14 @ 100 (SCSDE), 5.000%, 3/1/34	140,055

	Total Municipal Bonds (Cost $20,348,235)	20,666,138

Shares
INVESTMENT COMPANY (1.6%)
344,916	Federated Tax-Free Obligations Fund, Institutional Service Class	344,916

	Total Investment Company (Cost $344,916)	344,916

Total Investments — 98.9% (Cost $20,693,151)		21,011,054
Net Other Assets (Liabilities) — 1.1%		226,886

NET ASSETS — 100.0%		$21,237,940

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.1%)
	District of Columbia (1.6%)
$1,290,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE FGIC), 6.000%, 7/1/09	$1,302,590

	Virginia (96.5%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,122,080
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,158,450
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,145,550
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,031,520
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,235,368
1,080,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR MBIA), 5.500%, 7/1/25	1,202,137
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Refunding Revenue, Callable 5/8/09 @ 100, 5.500%, 10/1/09	2,504,700
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,634,969
775,000	Hampton Roads Regional Jail Authority Refunding Revenue, Callable 7/1/14 @ 100 (NATL-RE), 5.250%, 7/1/22	774,930
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,614,554
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,024,030
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,152,870
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,159,930
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,188,127
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,082,000
1,500,000	Loudoun County, VA, School Improvements G.O., Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/26	1,595,160
1,435,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,510,467
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 4/1/10 @ 100, 4.000%, 4/1/11	2,546,300

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,205,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	$1,250,139
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,254,750
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,143,020
1,000,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,073,040
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 5/8/09 @ 101 (FSA), 5.125%, 11/1/11	1,043,524
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,076,040
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 5/8/09 @ 102 (FSA), 5.375%, 7/1/14	409,132
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,062,270
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,413,496
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,906,403
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (NATL-RE, School Board Resolution Federal), 5.625%, 3/1/15	1,154,321
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,546,978
975,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	910,621
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	934,329
1,480,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,580,063
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,135,450
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,313,645
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	358,849
195,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	199,442

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	$328,644
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	588,426
1,300,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,478,529
2,395,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,734,084
300,000	Tobacco Settlement Financing Corp. Revenue, VA, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	343,149
2,500,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	2,633,200
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,808,255
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,252,280
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,041,800
680,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B (State Aid Withholding), 4.250%, 9/1/17	739,262
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,063,410
25,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/16 @ 100 (State Aid Withholding), OID, 3.500%, 9/1/25	21,293
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,771,974
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,565,472
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,438,128

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	$1,131,180
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,037,180
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,060,080
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,187,420
805,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	936,263
1,385,000	Virginia State Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,444,513
1,500,000	Virginia University, Refunding Revenue, Callable 6/1/18 @ 100, 5.000%, 6/1/40	1,520,835
400,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	309,308
1,000,000	Western Virginia Regional Jail Authority, Aniticipation Notes Correctional Facility Improvements Revenue, Callable 5/8/09 @ 100, 4.125%, 12/1/09	1,002,790

		78,886,129

	Total Municipal Bonds (Cost $76,517,694)	80,188,719

Shares
INVESTMENT COMPANY (2.7%)
2,187,478	Federated Virginia Municipal Money Market Portfolio, Institutional Class	2,187,478

	Total Investment Company (Cost $2,187,478)	2,187,478

Total Investments — 100.8% (Cost $78,705,172)		82,376,197
Net Other Assets (Liabilities) — (0.8)%		(667,188)

NET ASSETS — 100.0%		$81,709,009

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)
	West Virginia (97.5%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,357,250
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (FSA), 5.000%, 5/1/23	701,852
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,170,528
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	543,760
200,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/11	214,944
1,350,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,509,232
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	548,580
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,081,881
1,860,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	1,939,441
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	1,010,910
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 5/8/09 @ 101 (NATL-RE), OID, 5.375%, 7/1/13	685,059
2,000,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (FSA), 5.000%, 5/1/18	2,221,300
1,455,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,119,593
545,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	500,882
250,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	256,562
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	925,518
1,350,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,195,911
1,370,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,172,857
685,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/09 @ 101 (NATL-RE-IBC), OID, 5.000%, 6/1/13	697,125

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,115,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	$863,021
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,197,235
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,328,284
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 5/8/09 @ 100 (AMBAC), 6.150%, 5/1/15	1,099,901
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (NATL-RE), 5.000%, 6/1/22	1,024,310
565,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 4.500%, 9/1/09	574,080
1,260,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,405,971
480,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	410,606
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,165,620
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,059,830
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	1,073,040
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,115,254
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @101 (NATL-RE), 5.500%, 6/1/13	1,078,810
450,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	486,000
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	252,202
250,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	247,458

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	$1,344,200
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	884,280
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,052,550
1,795,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,829,159
1,220,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	1,143,945
330,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	289,314
1,790,000	West Virginia School Building Authority Excess, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,817,691
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,628,310
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,272,095
1,960,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,078,776
1,465,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,533,943
275,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	300,913
1,020,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,122,592
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,443,663
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,341,840
35,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	36,010
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	784,602

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	$489,609
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 5/8/09 @ 100 (FSA), 5.000%, 8/1/09	801,800
1,090,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 5/8/09 @ 100 (NATL-RE), 6.100%, 1/1/18	1,090,349
810,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	696,592
900,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC General Obligation of Authority), 5.000%, 5/15/10	933,975
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC General Obligation of Authority), 5.250%, 5/15/12	1,085,080
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC General Obligation of Authority), 5.250%, 5/15/17	763,840
360,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	371,693
1,440,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.500%, 4/1/11	1,535,875
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	951,591
560,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	562,083
615,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 4.750%, 10/1/23	616,421
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	910,684
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,098,250
300,000	West Virginia, State Road Highway Improvements G.O., Prerefunded 6/1/09 @ 101, 5.750%, 6/1/13	305,616
150,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/12	164,673

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	$2,327,131

	Total Municipal Bonds (Cost $69,290,943)	69,843,952

Shares		Fair Value
INVESTMENT COMPANY (1.4%)
994,537	Federated Tax-Free Obligations Fund, Institutional Service Class	$994,537

	Total Investment Company (Cost $994,537)	994,537

Total Investments — 98.9% (Cost $70,285,480)		70,838,489
Net Other Assets (Liabilities) — 1.1%		818,900

NET ASSETS — 100.0%		$71,657,389

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (103.1%)
	Arizona (0.9%)
$400,000	Yavapai County, AZ, Industrial Development Authority Hospital Facilities Revenue, Yavapai Regional Medical Center, Series B (FSA), 3.250%, 4/2/09*	$400,000
1,500,000	Yuma Industrial Development Authority, Regional Medical Center Refunding Revenue (JP Morgan Chase Bank), 0.350%, 4/1/09*	1,500,000

		1,900,000

	Colorado (3.0%)
5,000,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 0.750%, 4/2/09*	5,000,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.640%, 4/2/09*	1,600,000

		6,600,000

	Connecticut (0.7%)
1,500,000	Milford, CT, G.O. Bond Anticipation Notes Cash Flow Management (State Aid Withholding), 3.750%, 5/5/09	1,501,569

	District of Columbia (2.3%)
5,000,000	Metropolitan Washington, D.C., Airport Authority System Refunding Revenue, SubSeries A-1 (SPA-Landesbank Baden-Wurttm), 0.500%, 4/1/09*	5,000,000

	Florida (5.3%)
4,385,000	Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project (NationsBank N.A.), 0.500%, 4/1/09*	4,385,000
4,300,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 0.630%, 4/1/09*	4,300,000
3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 0.580%, 4/1/09*	3,070,000

		11,755,000

	Georgia (4.0%)
4,500,000	Clayton County, GA, Housing Authority Refunding Revenue, Summerwind, Series A (FNMA), 0.530%, 4/2/09*	4,500,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.750%, 4/15/09*	1,700,000
2,500,000	Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Refunding Revenue, Series G (Bayerische Landesbank), 0.500%, 4/1/09*	2,500,000

		8,700,000

	Illinois (14.5%)
6,140,000	Chicago Board of Education, IL, School Improvements G.O., Series B (FSA), 3.000%, 4/2/09*	6,140,000
5,000,000	Chicago School Finance Authority, IL, School Financing Refunding G.O., Series B (FSA), 5.000%, 6/1/09	5,025,557
1,750,000	Cook County, IL, Capital Improvements G.O., Series B, 0.550%, 4/1/09*	1,750,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Illinois — (continued)
$10,000,000	Illinois Finance Authority, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.450%, 4/1/09*	$10,000,000
5,000,000	Illinois Financial Authority Revenue, Bradley University, Series A (Northern Trust Company), 0.490%, 4/2/09*	5,000,000
4,000,000	Illinois Health Facilities Authority Refunding Revenue, Rehabilitation Institute Chicago Project (Bank of America N.A.), 0.500%, 4/2/09*	4,000,000

		31,915,557

	Maine (3.3%)
5,000,000	Finance Authority of Maine Revenue, Mt. Desert (Citizens Bank NH), 4.000%, 4/2/09*	5,000,000
2,200,000	Kittery, ME, G.O. Bond Anticipation Notes Cash Flow Management, 1.750%, 9/30/09	2,205,402

		7,205,402

	Massachusetts (1.5%)
1,350,000	Massachusetts Commonwealth, G.O. Anticipation Notes Cash Flow Management, Series C, 4.000%, 5/29/09	1,353,808
2,000,000	Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Revenue, Series D (Assured Guaranty), 0.530%, 4/2/09*	2,000,000

		3,353,808

	Mississippi (1.6%)
3,500,000	Mississippi Business Finance Corp., Mississippi Revenue Gulfport Promenade Project (Regions Bank), 1.040%, 4/2/09*	3,500,000

	Missouri (3.6%)
2,900,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 0.630%, 4/1/09*	2,900,000
5,000,000	Missouri State Health & Educational Facilities Authority, MO, Sisters Mercy Health Revenue, Series D, 0.440%, 4/2/09*	5,000,000

		7,900,000

	New Jersey (0.9%)
1,925,000	Plainsboro Township, NJ, G.O. Anticipation Notes Cash Flow Management, 2.500%, 12/10/09	1,936,145

	North Carolina (5.6%)
8,250,000	Charlotte, NC, Water & Sewer Systems Revenue, Series B, 0.470%, 4/2/09*	8,250,000
4,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series D (FSA), 2.970%, 4/2/09*	4,000,000

		12,250,000

	Ohio (27.8%)
2,480,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 2.750%, 4/2/09*	2,480,000
2,200,000	Dover, OH, G.O. Bond Anticipation Refunding Notes, 2.550%, 4/1/10	2,211,814

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Ohio — (continued)
$2,700,000	Dublin, OH, City School District, G.O. Bond Anticipation Notes, School Construction Cash Flow Management, 2.000%, 5/28/09	$2,703,801
4,000,000	Franklin County, OH, Nationwide Hospital Refunding Revenue, Series G, 0.400%, 4/2/09*	4,000,000
1,960,000	Hamilton County, OH, Student Housing Revenue, Block 3 Project (Bank of New York), 3.500%, 4/2/09*	1,960,000
2,000,000	Kent State University Revenues, University & College Improvements General Receipts (Keybank N.A.), 0.650%, 4/2/09*	2,000,000
2,500,000	Lima, OH, G.O. Bond Anticipation Notes, Water Systems Capital Facilities Cash Flow Management, 2.500%, 5/28/09	2,501,527
1,500,000	Maple Heights, OH, City School District, G.O. School Facilities Improvements Notes Cash Flow Management, 3.500%, 11/5/09	1,507,857
8,600,000	Middletown Hospital Facilities, Atrium Medical Center Refunding Revenue, Series B (JPMorgan Chase & Co.), 0.300%, 4/1/09*	8,600,000
2,000,000	Montgomery County, OH, Economic Development Revenue, The Dayton Art Institute (U.S. Bank N.A.), 0.490%, 4/1/09*	2,000,000
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue, Kroger Co. (U.S. Bank N.A.), 0.640%, 4/2/09*	1,525,000
2,100,000	Mount Vernon, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 2/23/10	2,107,418
4,000,000	Ohio State Water Development Authority, Firstenergy Project Refunding Revenue, Series B (Barclays Bank PLC), 0.450%, 4/1/09*	4,000,000
5,000,000	Port of Greater Cincinnati Development Authority, OH, National Underground Revenue, Series A (JP Morgan Chase Bank), 0.450%, 4/1/09*	5,000,000
2,545,000	South Euclid, OH, G.O. Bond Anticipation Refunding Notes, Series B, 2.500%, 1/25/10	2,575,961
4,500,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.650%, 4/2/09*	4,500,000
5,000,000	Sylvania, OH, City School District, G.O. Bond Anticipation Notes, School Construction Cash Flow Management, School Construction, 2.000%, 7/23/09	5,011,548
1,575,000	Warrensville Heights, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements-2, 2.400%, 5/29/09	1,575,612
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 2.150%, 4/3/09*	5,000,000

		61,260,538

	Pennsylvania (0.5%)
1,100,000	Bethlehem Area School District, PA, G.O. (FSA, State Aid Withholding), 3.250%, 4/2/09*	1,100,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Tennessee (1.4%)
$2,100,000	Hendersonville Industrial Development Board, TN, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 0.580%, 4/1/09*	$2,100,000
1,085,000	Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Refunding Revenue, David Lipscomb University Project (Suntrust Bank), 0.580%, 4/1/09*	1,085,000

		3,185,000

	Texas (7.9%)
1,350,000	Crawford Education Facilities Corp., TX, Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 1.100%, 4/2/09*	1,350,000
5,000,000	Harris County, TX, Health Facilities Development Corp. Methodist Revenue, Series C (FSA), 0.400%, 4/1/09*	5,000,000
2,100,000	Harris County, TX, Health Facilities Development Corp. Refunding Revenue, St. Lukes Episcopal Hospital, Series B, 0.400%, 4/1/09*	2,100,000
3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.200%, 4/1/09*	3,445,000
2,500,000	Northside Independent School District, TX, Refunding G.O., Series A (PSF-GTD), 2.000%, 8/1/09*	2,500,000
3,000,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 3.000%, 8/28/09	3,016,631

		17,411,631

	Utah (1.1%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 0.470%, 4/2/09*(d)	2,500,000

	Virginia (5.4%)
3,580,000	Falls Church, VA, Economic Development Authority, Tax Analysts Project Revenue, Series A (Citibank N.A.), 0.500%, 4/1/09*	3,580,000
5,500,000	James City County Industrial Development Authority, VA, Riverside Health Systems Revenue, 0.650%, 4/1/09*	5,500,000
2,905,000	Virginia Resources Authority, Water Revenue, Henrico County Project, 0.580%, 4/2/09*	2,905,000

		11,985,000

	Washington (5.5%)
5,770,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.650%, 4/2/09*	5,770,000
6,230,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.650%, 4/2/09*	6,230,000

		12,000,000

Continued

BB&T National Tax-Free Money Market Fund

     Schedule of Portfolio Investments — (continued)

     March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Wisconsin (6.3%)
$3,000,000	Appleton Redevelopment Authority, WI, Fox Cities Performing Arts Center Revenue, Series B (Bank One Wisconsin), 4.000%, 4/1/09*	$3,000,000
1,300,000	Menomonie Wisconsin Area School District, WI, Tax & Revenue Anticipation Promissory Notes Cash Flow Management G.O., 2.400%, 9/1/09	1,301,386
8,000,000	Wisconsin Health & Educational Facilities Authority, Wausau Hospital Revenue, Series B (AMBAC) (M&I Bank), 3.750%, 4/1/09*	8,000,000
1,600,000	Wisconsin School Districts Temporary Borrowing Program, WI, Tax & Revenue Anticipation Promissory Notes Cash Flow Management, Certificate of Participation, Series B, 3.000%, 10/30/09	1,611,917

		13,913,303

	Total Municipal Bonds (Cost $226,872,953)	226,872,953

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
42,982	SEI Institutional Tax Free Fund	$42,982

	Total Investment Company (Cost $42,982)	42,982

Total Investments — 103.1% (Cost $226,915,935)		226,915,935
Net Other Assets (Liabilities) — (3.1)%		(6,820,428)

NET ASSETS — 100.0%		$220,095,507

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Prime Money Market Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (2.7%)
$7,000,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A1, 1.861%, 4/15/10	$7,000,000
1,292,898	Honda Auto Receivables Owner Trust, Series 2008-2, Class A1, 3.135%, 12/21/09	1,292,898
15,643,486	Honda Auto Receivables Owner Trust, Series 2009-1, Class A1, 1.978%, 2/16/10	15,643,486
2,672,279	Nissan Auto Receivables Owner Trust, Series 2008-C, Class A1, 3.037%, 12/15/09	2,672,279
9,809,502	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A1, 1.999%, 3/15/10	9,809,502

	Total Asset Backed Securities (Cost $36,418,165)	36,418,165

CERTIFICATES OF DEPOSIT (23.3%)
	Banks (23.3%)
5,000,000	Bank of Montreal, Chicago, 3.650%, 6/15/09	5,000,000
20,000,000	Bank of Tokyo-Mitsubishi, 1.050%, 6/17/09	20,000,000
20,000,000	Barclays Bank PLC, 1.340%, 5/26/09	20,000,000
10,000,000	Barclays Bank PLC, 1.375%, 6/9/09	10,000,095
8,000,000	Barclays Bank PLC, 3.700%, 6/12/09	8,000,000
5,000,000	Barclays Bank PLC, 1.330%, 7/13/09	5,000,000
25,000,000	BNP Paribas, 0.700%, 4/20/09	25,000,000
20,000,000	BNP Paribas, 1.380%, 9/8/09	20,000,000
40,000,000	Calyon, New York, 1.000%, 5/15/09	40,000,000
25,000,000	Canadian Imperial Bank of Commerce, 1.470%, 8/4/09	25,000,000
20,000,000	Credit Suisse, 1.450%, 7/9/09	20,000,000
8,000,000	Lloyds Bank PLC, 1.250%, 6/18/09	8,000,000
35,000,000	Lloyds Bank PLC, 1.700%, 7/7/09	35,000,000
25,000,000	Lloyds Bank PLC, 1.680%, 7/8/09	25,001,350
25,000,000	State Street Bank, 1.150%, 7/21/09	25,000,000
25,000,000	Toronto Dominion Bank, 1.170%, 8/31/09	25,000,000

	Total Certificates of Deposit (Cost $316,001,445)	316,001,445

COMMERCIAL PAPER** (46.8%)
	Banking (3.3%)
20,000,000	Australia & New Zealand Banking, 1.671%, 6/5/09***(d)	20,000,000
25,000,000	Calyon N.A., Inc., 0.550%, 4/13/09	24,995,417

		44,995,417

	Financial Services (43.5%)
75,000,000	Aegon NV, 1.013%, 4/14/09(d)	74,972,917
4,800,000	Barton Capital LLC, 0.300%, 4/2/09(d)	4,799,960
50,000,000	Barton Capital LLC, 0.405%, 4/2/09(d)	49,999,445
9,991,000	Barton Capital LLC, 0.730%, 5/19/09(d)	9,981,409
50,000,000	Danske Corp., 1.000%, 6/5/09	49,909,722
40,000,000	Enterprise Funding LLC, 0.709%, 5/6/09(d)	39,972,778
70,000,000	Fcar Owner Trust, 2.534%, 4/6/09	69,975,695
10,000,000	Fcar Owner Trust, 2.433%, 4/16/09	9,990,000
30,000,000	Fountain Square Commercial Funding, 1.600%, 4/15/09(d)	29,981,333
50,000,000	General Electric Capital Corp., 0.760%, 5/26/09	49,942,708
25,000,000	Gotham Funding Corp., 0.530%, 4/16/09(d)	24,994,479
20,000,000	Gotham Funding Corp., 0.500%, 4/21/09(d)	19,994,444
40,000,000	ING (US) Funding LLC, 1.166%, 5/7/09	39,954,000
40,000,000	Societe Generale, 1.155%, 7/13/09	39,869,533

Principal Amount		Amortized Cost
COMMERCIAL PAPER** — (continued)
	Financial Services — (continued)
$10,000,000	Societe Generale North America, Inc., 1.020%, 6/15/09	$9,978,750
35,000,000	Yorktown Capital LLC, 0.405%, 4/14/09(d)	34,994,944
30,000,000	Yorktown Capital LLC, 0.425%, 4/14/09(d)	29,995,450

		589,307,567

	Total Commercial Paper (Cost $634,302,984)	634,302,984

CORPORATE BONDS (1.3%)
	Financial Services (1.3%)
9,975,000	General Electric Capital Corp., 4.125%, 9/1/09	9,914,127
8,181,000	General Electric Capital Corp., 7.375%, 1/19/10	8,508,031

	Total Corporate Bonds (Cost $18,422,158)	18,422,158

VARIABLE RATE NOTES* (13.0%)
	Banking (11.1%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 3.000%, 4/9/09	1,670,000
15,000,000	Bank of Montreal, Chicago, 1.008%, 4/6/09(d)	15,000,000
10,000,000	Bank of Montreal, Chicago, Series YCD, 1.754%, 4/14/09	10,000,000
20,000,000	Bank of Montreal, Chicago, Series YCD, 1.618%, 5/14/09	20,000,000
25,000,000	Bank of Montreal, Chicago, Series YCD1, 1.714%, 6/8/09	25,000,000
10,000,000	BP Capital Markets PLC, 1.433%, 6/11/09	10,000,000
4,785,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 1.000%, 4/9/09	4,785,000
20,000,000	National Australia Bank, Ltd., 1.507%, 6/8/09(d)	20,000,000
3,345,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.850%, 4/9/09	3,345,000
15,000,000	Svenska Handelsbanken AB, 1.643%, 4/6/09(d)	15,000,000
10,000,000	Svenska Handelsbanken AB, 1.509%, 4/27/09(d)	10,000,000
9,000,000	Wachovia Bank, N.A., 0.453%, 4/1/09	8,904,405
7,740,000	Wells Fargo & Co., 1.420%, 6/15/09	7,688,451

		151,392,856

	Financial Services (0.4%)
5,000,000	Societe Generale, 1.676%, 6/4/09	5,002,850

	Health Care (0.4%)
5,000,000	Roche Holdings, Inc., 2.248%, 5/26/09(d)	5,000,000

	Insurance (1.1%)
5,000,000	Genworth Life Insurance Co., 2.586%, 5/11/09(e)	5,000,000
5,000,000	MetLife Insurance Co. of Connecticut, 1.566%, 5/19/09(e)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 1.550%, 5/1/09(e)	5,000,000

		15,000,000

	Total Variable Rate Notes (Cost $176,395,706)	176,395,706

Continued

BB&T Prime Money Market Fund

     Schedule of Portfolio Investments — (continued)

     March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
U.S. GOVERNMENT AGENCIES* (4.4%)
	Federal Home Loan Bank (4.4%)
$40,000,000	0.710%, 1/27/10	$40,000,000
20,000,000	0.840%, 3/11/10	19,997,544

	Total U.S. Government Agencies (Cost $59,997,544)	59,997,544

REPURCHASE AGREEMENT (8.8%)
118,956,000	Bank of America Corp., 0.250%, dated 3/31/09, due 4/1/09, proceeds at maturity, $118,956,826 (Collateralized fully by U.S. Treasury Securities)	118,956,000

	Total Repurchase Agreement (Cost $118,956,000)	118,956,000

Amortized Cost
Total Investments — 100.3% (Cost $1,360,494,002)	$1,360,494,002
Net Other Assets (Liabilities) — (0.3)%	(4,609,586)

NET ASSETS — 100.0%	$1,355,884,416

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T U.S. Treasury Money Market Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (15.4%)
$30,000,000	3.500%, 8/15/09	$30,346,434
40,000,000	3.375%, 9/15/09	40,535,280
20,000,000	3.625%, 10/31/09	20,360,282
40,000,000	3.500%, 11/15/09	40,764,255

	Total U.S. Treasury Notes (Cost $132,006,251)	132,006,251

U.S. TREASURY BILLS** (29.2%)
40,000,000	0.114%, 4/16/09(h)	39,998,108
40,000,000	0.110%, 4/23/09(h)	39,997,323
40,000,000	0.110%, 4/30/09	39,996,472
30,000,000	0.390%, 8/27/09	29,951,953
20,000,000	0.396%, 9/24/09	19,961,377
20,000,000	0.441%, 9/24/09	19,957,021
20,000,000	0.442%, 10/22/09(h)	19,950,079
40,000,000	0.381%, 11/19/09	39,902,173

	Total U.S. Treasury Bills (Cost $249,714,506)	249,714,506

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (55.3%)
$50,000,000	Bank of America Corp., 0.050%, dated 3/31/09, due 4/1/09, proceeds at maturity, $50,000,069 (Collateralized fully by U.S. Treasury Securities)	$50,000,000
179,142,736	Credit Suisse First Boston, 0.140%, dated 3/31/09, due 4/1/09, proceeds at maturity, $179,143,433 (Collateralized fully by U.S. Treasury Securities)	179,142,736
85,000,000	Goldman Sachs Group, Inc., 0.020%, dated 3/31/09, due 4/1/09, proceeds at maturity, $85,000,047 (Collateralized fully by U.S. Treasury Securities)	85,000,000
160,000,000	JPMorgan Chase & Co., 0.130%, dated 3/31/09, due 4/1/09, proceeds at maturity, $160,000,578 (Collateralized fully by U.S. Treasury Securities)	160,000,000

	Total Repurchase Agreements (Cost $474,142,736)	474,142,736

		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.1%)
615,850	Pool of Various Securities	615,850

	Total Securities Held as Collateral for Securities on Loan (Cost $615,850)	615,850

Total Investments — 100.0% (Cost $856,479,343)		856,479,343
Net Other Assets (Liabilities) — 0.0%		330,277

NET ASSETS — 100.0%		$856,809,620

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Conservative Growth Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (86.9%)

58,645	BB&T Equity Income Fund, Institutional Class	$540,120
350,037	BB&T International Equity Fund, Institutional Class	1,249,633
62,443	BB&T Large Cap Fund, Institutional Class	490,180
76,299	BB&T Mid Cap Growth Fund, Institutional Class	492,127
107,654	BB&T Mid Cap Value Fund, Institutional Class	793,408
24,570	BB&T Special Opportunities Equity Fund, Institutional Class	275,187
699,850	BB&T Total Return Bond Fund, Institutional Class	7,033,491
179,942	BB&T U.S. Treasury Money Market Fund, Institutional Class	179,942

	Total Affiliated Investment Companies (Cost $12,346,993)	11,054,088

EXCHANGE TRADED FUNDS (12.9%)

9,706	iShares Russell 2000 Index Fund	407,070
15,584	iShares S&P 500 Index Fund	1,240,798

	Total Exchange Traded Funds (Cost $1,853,721)	1,647,868

Total Investments — 99.8% (Cost $14,200,714)		12,701,956
Net Other Assets (Liabilities) — 0.2%		21,512

NET ASSETS — 100.0%		$12,723,468

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Moderate Growth Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (81.2%)

211,075	BB&T Equity Income Fund, Institutional Class	$1,943,997
1,310,757	BB&T International Equity Fund, Institutional Class	4,679,403
224,961	BB&T Large Cap Fund, Institutional Class	1,765,944
274,817	BB&T Mid Cap Growth Fund, Institutional Class	1,772,573
387,192	BB&T Mid Cap Value Fund, Institutional Class	2,853,607
88,219	BB&T Special Opportunities Equity Fund, Institutional Class	988,051
1,090,047	BB&T Total Return Bond Fund, Institutional Class	10,954,974
770,356	BB&T U.S. Treasury Money Market Fund, Institutional Class	770,356

	Total Affiliated Investment Companies (Cost $34,394,068)	25,728,905

EXCHANGE TRADED FUNDS (18.7%)

34,889	iShares Russell 2000 Index Fund	1,463,245
56,115	iShares S&P 500 Index Fund	4,467,876

	Total Exchange Traded Funds
	(Cost $9,611,916)	5,931,121

Total Investments — 99.9% (Cost $44,005,984)		31,660,026
Net Other Assets (Liabilities) — 0.1%		35,414

NET ASSETS — 100.0%		$31,695,440

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Growth Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (77.2%)

186,156	BB&T Equity Income Fund, Institutional Class	$1,714,499
1,185,529	BB&T International Equity Fund, Institutional Class	4,232,339
198,441	BB&T Large Cap Fund, Institutional Class	1,557,763
242,281	BB&T Mid Cap Growth Fund, Institutional Class(a)	1,562,712
341,570	BB&T Mid Cap Value Fund, Institutional Class	2,517,368
77,847	BB&T Special Opportunities Equity Fund, Institutional Class	871,884
457,286	BB&T Total Return Bond Fund, Institutional Class	4,595,720
572,691	BB&T U.S. Treasury Money Market Fund, Institutional Class	572,691

	Total Affiliated Investment Companies (Cost $25,488,707)	17,624,976

EXCHANGE TRADED FUNDS (22.9%)

30,771	iShares Russell 2000 Index Fund	1,290,536
49,486	iShares S&P 500 Index Fund	3,940,075

	Total Exchange Traded Funds (Cost $8,400,342)	5,230,611

Total Investments — 100.1% (Cost $33,889,049)		22,855,587
Net Other Assets (Liabilities) — (0.1)%		(27,178)

NET ASSETS — 100.0%		$22,828,409

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Equity Fund

     Schedule of Portfolio Investments

     March 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (71.5%)

76,786	BB&T Equity Income Fund, Institutional Class	$707,201
498,493	BB&T International Equity Fund, Institutional Class	1,779,621
81,896	BB&T Large Cap Fund, Institutional Class	642,885
99,947	BB&T Mid Cap Growth Fund, Institutional Class(a)	644,660
140,832	BB&T Mid Cap Value Fund, Institutional Class	1,037,930
32,134	BB&T Special Opportunities Equity Fund, Institutional Class	359,905
169,348	BB&T U.S. Treasury Money Market Fund, Institutional Class	169,348

	Total Affiliated Investment Companies (Cost $8,454,738)	5,341,550

EXCHANGE TRADED FUNDS (28.7%)

12,424	iShares Russell 2000 Index Fund	521,063
20,458	iShares S&P 500 Index Fund	1,628,866

	Total Exchange Traded Funds (Cost $3,439,641)	2,149,929

Total Investments — 100.2% (Cost $11,894,379)		7,491,479
Net Other Assets (Liabilities) — (0.2)%		(17,746)

NET ASSETS — 100.0%		$7,473,733

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Funds

     Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.

(c)	Represents a security purchased on a when-issued basis. At March 31, 2009, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $8,695,387.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of March 31, 2009, these securities represent 1.11% of net assets in the Prime Money Market Fund and 0.08% of net assets in the International Equity Fund.

(f)	Illiquid security.

(g)	Security held as collateral for written call option.

(h)	Represents that all or a portion of the security was on loan as of March 31, 2009.

(i)	Security was fair valued under methods approved by the Board of Trustees.

(j)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2009. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.

**	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

***	Interest bearing commercial paper.

ADR — American Depository Receipt

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

G.O. — General Obligation

GDR — Global Depository Receipt

GTD STD LNS — Guaranteed Student Loans

IBC — Insured Bond Certificates

IL — Illinois

JSCB — Joint Stock Commercial Bank

LLC — Limited Liability Company

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

N.A. — North America

NATL — National

OID — Original Issue Discount

OJSC — Open Joint Stock Company

PSF-GTD — Permanent School Fund Guaranteed

RE — Reinsurance

REIT — Real Estate Investment Trust

SCSDE — South Carolina School District Enhancement

STEP — Step Coupon Bond

XLCA — XL Capital Assurance

See accompanying notes to financial statements.

BB&T Funds

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets:	Large Cap Fund	Mid Cap Value Fund
Investments:
Investments, at cost*	$216,971,188	$199,883,423
Unrealized appreciation (depreciation)	(32,976,452)	(62,810,125)

Investments, at fair value	183,994,736	137,073,298
Foreign currency, at value**	—	—
Interest and dividends receivable	324,760	221,686
Receivable for investments sold	—	944,424
Receivable for capital shares issued	739,234	590,728
Unrealized appreciation on forward foreign currency contracts	—	—
Prepaid and other expenses	23,909	28,297

Total Assets	185,082,639	138,858,433

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $ — , $ — , $1,673,576, $1,495,628 and $ — , respectively)	—	—
Distributions payable	—	—
Payable for investments purchased	—	1,290,765
Payable for capital shares redeemed	104,170	69,166
Payable for collateral received on loaned securities	2,316,585	4,111,389
Accrued expenses and other payables:
Investment advisory fees	88,440	73,123
Administration fees	15,018	10,667
Compliance service fees	449	172
Distribution (12b-1) fees	8,380	3,546
Trustee fees	2,654	666
Transfer agent fees	21,461	12,169
Other	90,008	21,549

Total Liabilities	2,647,165	5,593,212

Net Assets	$182,435,474	$133,265,221

Net Assets Consist of:

Capital	$357,579,659	$237,552,613
Accumulated undistributed (distributions in excess of) net investment income (loss)	(26,875)	55,539
Accumulated realized losses from investment, written option and foreign currency transactions	(142,140,858)	(41,532,806)
Net unrealized appreciation/(depreciation) on investments, written options and translation of assets and liabilities in foreign currency	(32,976,452)	(62,810,125)

Net Assets	$182,435,474	$133,265,221

Net Assets
Class A Shares	$23,254,147	$7,266,988
Class B Shares	4,340,790	2,535,241
Class C Shares	74,390	113,547
Institutional Shares	154,766,147	123,349,445

Total	$182,435,474	$133,265,221

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,974,909	989,017
Class B Shares	564,982	358,870
Class C Shares	9,722	16,096
Institutional Shares	19,703,088	16,727,234

Total	23,252,701	18,091,217

Net Asset Value
Class A Shares - redemption price per share	$7.82	$7.35

Class B Shares - offering price per share***	$7.68	$7.06

Class C Shares - offering price per share***	$7.65	$7.05

Institutional Shares	$7.85	$7.37

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$8.30	$7.80

*	The BB&T Large Cap, BB&T Mid Cap Value, BB&T Mid Cap Growth, BB&T Small Cap, BB&T International Equity, BB&T Special Opportunities Equity, BB&T Equity Income, and BB&T Short U.S. Government include securities on loan of $2,373,547, $4,257,731, $9,833,682, $2,654,277, $427,024, $3,284,236, $5,360,101, and $3,156,198, respectively.

**	The International Equity Fund includes foreign currency at cost of $292,220.

***	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Fund

$115,002,981	$30,162,476	$76,197,846	$414,484,593	$316,589,694	$33,667,896
(5,572,321)	(3,134,431)	(12,620,019)	(89,116,197)	(64,277,834)	652,492

109,430,660	27,028,045	63,577,827	325,368,396	252,311,860	34,320,388
—	—	265,029	—	—	—
18,015	18,418	304,853	555,535	1,065,119	217,654
29,686,368	2,014,910	463,635	—	225,899	—
571,930	148,217	457,061	2,139,139	1,552,722	754,251
—	—	181,706	—	—	—
21,827	21,280	14,264	37,434	41,075	4,483

139,728,800	29,230,870	65,264,375	328,100,504	255,196,675	35,296,776

—	—	—	992,442	1,722,390	—
—	—	—	—	893	55,020
24,279,001	303,102	2,445,900	69,471	71,271	—
156,083	36,339	29,546	204,012	184,994	13,791
9,907,489	2,692,053	220,444	3,314,273	5,508,734	3,242,938

59,860	16,826	43,506	208,288	139,351	11,181
8,724	2,140	5,233	26,580	20,315	2,485
159	49	150	155	50	57
1,900	1,716	1,146	68,178	45,955	1,120
609	392	614	178	—	—
8,989	2,957	7,148	8,521	4,135	2,634
18,883	7,970	123,723	28,589	9,209	2,884

34,441,697	3,063,544	2,877,410	4,920,687	7,707,297	3,332,110

$105,287,103	$26,167,326	$62,386,965	$323,179,817	$247,489,378	$31,964,666

$182,225,356	$54,843,296	$139,142,468	$426,605,975	$338,109,740	$39,119,103
(24,604)	(4,782)	(2,746,149)	1,769,796	1,223,841	(26,157)
(71,341,328)	(25,536,757)	(61,550,730)	(16,760,889)	(27,339,607)	(7,780,772)

(5,572,321)	(3,134,431)	(12,458,624)	(88,435,065)	(64,504,596)	652,492

$105,287,103	$26,167,326	$62,386,965	$323,179,817	$247,489,378	$31,964,666

$4,835,782	$4,108,112	$2,227,639	$112,438,482	$77,916,391	$5,359,587
1,100,413	1,063,607	717,228	18,530,534	11,402,745	—
14,682	9,298	112,839	37,245,970	26,020,580	—
99,336,226	20,986,309	59,329,259	154,964,831	132,149,662	26,605,079

$105,287,103	$26,167,326	$62,386,965	$323,179,817	$247,489,378	$31,964,666

803,765	569,376	644,964	10,207,111	8,471,779	553,877
196,745	154,658	233,551	1,769,540	1,243,582	—
2,620	1,355	36,931	3,554,983	2,841,796	—
15,391,646	2,874,390	16,636,653	13,840,505	14,346,916	2,748,751

16,394,776	3,599,779	17,552,099	29,372,139	26,904,073	3,302,628

$6.02	$7.22	$3.45	$11.02	$9.20	$9.68

$5.59	$6.88	$3.07	$10.47	$9.17	$—

$5.60	$6.86	$3.06	$10.48	$9.16	$—

$6.45	$7.30	$3.57	$11.20	$9.21	$9.68

5.75%	5.75%	5.75%	5.75%	5.75%	3.00%

$6.39	$7.66	$3.66	$11.69	$9.76	$9.98

BB&T Funds

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets:	Intermediate U.S. Government Fund	Total Return Bond Fund
Investments, at cost	$147,295,711	$384,855,443
Unrealized appreciation (depreciation)	3,452,072	(8,227,919)

Investments, at fair value	150,747,783	376,627,524
Interest and dividends receivable	970,667	2,854,165
Receivable for investments sold	—	2,126,728
Receivable for capital shares issued	167,293	856,632
Receivable for daily variation margin on futures contracts	—	80,250
Prepaid and other expenses	7,345	14,095

Total Assets	151,893,088	382,559,394

Liabilities:
Distributions payable	254,482	911,975
Payable for investments purchased	475,473	13,129,298
Payable for capital shares redeemed	266,628	328,392
Payable to securities lending agent	174,929	762,819
Accrued expenses and other payables:
Investment advisory fees	61,671	148,569
Administration fees	13,126	31,606
Compliance service fees	69	273
Distribution (12b-1) fees	5,831	6,538
Transfer agent fees	4,453	17,411
Other	12,017	42,169

Total Liabilities	1,268,679	15,379,050

Net Assets	$150,624,409	$367,180,344

Net Assets Consist of:

Capital	$159,276,905	$380,950,911
Accumulated undistributed (distributions in excess of) net investment income	1,900,697	357,156
Accumulated realized gains (losses) from investments	(14,005,265)	(6,375,274)
Net unrealized appreciation/(depreciation) on investments and futures contracts	3,452,072	(7,752,449)

Net Assets	$150,624,409	$367,180,344

Net Assets
Class A Shares	$12,248,077	$9,811,658
Class B Shares	3,766,532	5,198,472
Class C Shares	218,277	238,434
Institutional Shares	134,391,523	351,931,780

Total	$150,624,409	$367,180,344

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,168,617	976,796
Class B Shares	360,602	517,120
Class C Shares	20,872	23,705
Institutional Shares	12,805,953	35,021,033

Total	14,356,044	36,538,654

Net Asset Value
Class A Shares - redemption price per share	$10.48	$10.04

Class B Shares - offering price per share*	$10.45	$10.05

Class C Shares - offering price per share*	$10.46	$10.06

Institutional Shares	$10.49	$10.05

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.12	$10.65

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund
$16,914,048	$19,015,316	$135,364,400	$20,693,151	$78,705,172	$70,285,480
289,784	598,734	2,984,809	317,903	3,671,025	553,009

17,203,832	19,614,050	138,349,209	21,011,054	82,376,197	70,838,489
221,142	191,557	1,973,746	266,122	986,335	1,101,078
—	—	25,141	27,633	—	—
—	639,189	236,769	—	212,999	—
—	—	—	—	—	—
1,669	3,072	3,269	2,944	3,987	5,580

17,426,643	20,447,868	140,588,134	21,307,753	83,579,518	71,945,147

39,272	35,151	346,751	37,039	212,878	189,037
—	483,782	2,034,880	—	1,588,725	—
—	35,067	163,521	20,059	20,017	54,432
—	—	—	—	—	—

5,862	6,267	51,878	8,126	31,047	27,453
1,524	1,646	11,775	1,852	7,118	6,135
3	—	29	2	33	35
1,181	1,069	4,827	1,707	2,224	3,330
514	360	3,507	563	2,642	2,223
883	—	8,347	465	5,825	5,113

49,239	563,342	2,625,515	69,813	1,870,509	287,758

$17,377,404	$19,884,526	$137,962,619	$21,237,940	$81,709,009	$71,657,389

$17,048,009	$19,376,507	$134,845,192	$21,056,838	$77,598,953	$71,113,490
2,702	1,605	67,151	3,161	43,915	(32,076)
36,909	(92,320)	65,467	(139,962)	395,116	22,966
289,784	598,734	2,984,809	317,903	3,671,025	553,009

$17,377,404	$19,884,526	$137,962,619	$21,237,940	$81,709,009	$71,657,389

$5,592,724	$5,444,992	$23,058,445	$8,173,106	$10,843,336	$15,900,920
—	—	—	—	—	—
—	—	—	—	—	—
11,784,680	14,439,534	114,904,174	13,064,834	70,865,673	55,756,469

$17,377,404	$19,884,526	$137,962,619	$21,237,940	$81,709,009	$71,657,389

547,732	519,439	2,223,350	801,552	932,470	1,654,566
—	—	—	—	—	—
—	—	—	—	—	—
1,155,576	1,375,441	11,080,750	1,289,813	6,095,538	5,795,877

1,703,308	1,894,880	13,304,100	2,091,365	7,028,008	7,450,443

$10.21	$10.48	$10.37	$10.20	$11.63	$9.61

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—

$10.20	$10.50	$10.37	$10.13	$11.63	$9.62

3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

$10.53	$10.80	$10.69	$10.52	$11.99	$9.91

BB&T Funds

Statements of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets:	National Tax-Free Money Market Fund	Prime Money Market Fund
Investments:
Unaffiliated investments, at cost	$226,915,935	$1,241,538,002
Investment in affiliates, at cost	—	—

Total investments, at cost*	226,915,935	1,241,538,002
Unrealized depreciation	—	—

Investments, at value	226,915,935	1,241,538,002
Repurchase agreements, at cost	—	118,956,000
Cash	—	600
Interest and dividends receivable	574,033	1,572,527
Receivable for capital shares issued	—	—
Receivable from Advisor	—	—
Prepaid and other expenses	19,753	100,540

Total Assets	227,509,721	1,362,167,669

Liabilities:
Distributions payable	138,939	464,242
Payable for investments purchased	7,211,814	5,009,834
Payable for capital shares redeemed	—	—
Payable for collateral received on loaned securities	—	—
Accrued expenses and other payables:
Investment advisory fees	37,659	325,014
Administration fees	19,115	118,609
Audit fees	5,332	82,716
Compliance service fees	—	994
Distribution (12b-1) fees	16	166,772
Trustee fees	—	—
Printing fees	480	28,891
Transfer agent fees	859	63,398
Other	—	22,783

Total Liabilities	7,414,214	6,283,253

Net Assets	$220,095,507	$1,355,884,416

Net Assets Consist of:

Capital	$220,094,619	$1,355,883,626
Accumulated undistributed (distributions in excess of) net investment income	(12,140)	(10,808)
Accumulated realized gains (losses) from investments	13,028	11,598
Net unrealized depreciation on investments	—	—

Net Assets	$220,095,507	$1,355,884,416

Net Assets
Class A Shares	$74,052	$373,618,223
Class B Shares	—	2,291,764
Class C Shares	—	1,214,133
Institutional Shares	220,021,455	978,760,296

Total	$220,095,507	$1,355,884,416

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	74,043	373,616,922
Class B Shares	—	2,292,557
Class C Shares	—	1,214,132
Institutional Shares	220,023,605	978,775,791

Total	220,097,648	1,355,899,402

Net Asset Value
Class A Shares - redemption price per share	$1.00	$1.00

Class B Shares - offering price per share**	$—	$1.00

Class C Shares - offering price per share**	$—	$1.00

Institutional Shares	$1.00	$1.00

Maximum Sales Charge - Class A Shares	N/A	N/A

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$1.00

*	BB&T U.S. Treasury Money Market includes securities on loan of $14,602,487.

**	Redemption price per share varies by length of time shares are held.

***	Net asset value is calculated using unrounded net assets of $569.33 divided by the unrounded shares of 118.908.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$382,336,607	$1,853,721	$9,611,916	$8,400,342	$3,439,641
—	12,346,993	34,394,068	25,488,707	8,454,738

382,336,607	14,200,714	44,005,984	33,889,049	11,894,379
—	(1,498,758)	(12,345,958)	(11,033,462)	(4,402,900)

382,336,607	12,701,956	31,660,026	22,855,587	7,491,479
474,142,736	—	—	—	—
—	—	—	—	—
1,029,246	28,857	45,333	18,985	1
—	13,299	26,304	12,431	416
13,799	—	—	—	—
72,928	5,145	5,823	6,276	5,768

857,595,316	12,749,257	31,737,486	22,893,279	7,497,664

4,413	1,678	1,938	541	—
—	—	—	—	—
—	11,470	14,943	45,044	15,506
615,850	—	—	—	—

—	—	—	—	—
76,004	4	11	7	2
38,042	2,818	3,908	3,058	1,592
710	83	79	65	39
—	3,553	12,842	9,926	3,536
—	87	205	172	111
16,520	1,616	2,355	1,861	1,032
34,157	3,745	4,062	2,976	1,705
—	735	1,703	1,220	408

785,696	25,789	42,046	64,870	23,931

$856,809,620	$12,723,468	$31,695,440	$22,828,409	$7,473,733

$856,809,374	$23,755,646	$54,682,906	$45,938,501	$21,467,101
246	(10,102)	(17,937)	(17,446)	(9,342)
—	(9,523,318)	(10,623,571)	(12,059,184)	(9,581,126)
—	(1,498,758)	(12,345,958)	(11,033,462)	(4,402,900)

$856,809,620	$12,723,468	$31,695,440	$22,828,409	$7,473,733

$212,421,859	$4,924,695	$19,112,312	$12,644,185	$3,465,474
1,317,717	2,906,048	10,566,506	8,816,614	3,462,324
65,119	82,589	65,689	42,747	569
643,004,925	4,810,136	1,950,933	1,324,863	545,366

$856,809,620	$12,723,468	$31,695,440	$22,828,409	$7,473,733

212,421,721	687,375	3,067,587	2,302,318	693,597
1,317,807	405,550	1,731,005	1,641,754	724,502
65,119	11,565	10,691	7,961	119
643,004,233	665,405	311,558	240,877	108,071

856,808,880	1,769,895	5,120,841	4,192,910	1,526,289

$1.00	$7.16	$6.23	$5.49	$5.00

$1.00	$7.17	$6.10	$5.37	$4.78

$1.00	$7.14	$6.14	$5.37	$4.79 ***

$1.00	$7.23	$6.26	$5.50	$5.05

N/A	5.75%	5.75%	5.75%	5.75%

$1.00	$7.60	$6.61	$5.82	$5.31

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	Large Cap Fund	Mid Cap Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	2,928,380	1,021,548
Foreign tax withholding	—	—
Income from securities lending	3,038	3,829

Total investment income	2,931,418	1,025,377

Expenses:
Investment advisory fees (See Note 4)	776,525	515,404
Administration fees (See Note 4)	103,075	68,490
Distribution fees - Class A Shares	65,163	10,198
Distribution fees - Class B Shares	27,174	14,033
Distribution fees - Class C Shares	402	968
Compliance service fees (See Note 4)	1,151	714
Trustee fees	10,064	5,463
Audit fees	6,859	5,753
Custodian fees	7,283	9,187
Fund accounting fees (See Note 4)	10,494	6,965
Legal fees	32,561	26,572
Printing fees	16,284	7,112
State registration fees	12,080	13,137
Transfer agent fees (See Note 4)	53,483	35,130
Other	10,628	10,569

Total expenses excluding excise tax	1,133,226	729,695
Excise tax	—	—

Total expenses before waivers	1,133,226	729,695
Less expenses waived by the Investment Advisor (See Note 4)	(146,910)	(27,860)
Less expenses waived by the Distributor (See Note 4)	(32,581)	—

Net expenses	953,735	701,835

Net investment income (loss)	1,977,683	323,542

Realized/Unrealized Gains (Losses) on Investments, Written Options and Foreign Currency Transactions:
Net realized gains (losses) from:
Investments	(37,148,868)	(24,361,666)
Written Options	5,112,940	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(56,938,596)	(33,888,773)
Written Options	(22,080)	—
Foreign currency transactions	—	—

Net realized/unrealized gains (losses) on investments, written options and foreign currency transactions	(88,996,604)	(58,250,439)

Change in net assets from operations	$(87,018,921)	$(57,926,897)

See accompanying notes to the financial statements.

Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Fund

$—	$—	$23,022	$—	$—	$733,175
495,788	159,141	967,212	5,109,887	4,668,092	4,708
(709)	—	(65,018)	(72,237)	(59,344)	—
60,586	22,348	4,686	(4,682)	24,414	6,567

555,665	181,489	929,902	5,032,968	4,633,162	744,450

433,885	148,654	388,741	1,177,408	852,602	120,599
57,879	14,623	38,285	145,351	120,117	19,692
6,744	11,658	6,371	242,202	198,557	12,235
6,727	6,529	4,465	96,039	59,709	—
87	50	638	186,355	131,410	—
612	156	432	1,334	1,106	227
4,742	1,420	3,479	9,349	6,549	1,252
5,156	876	3,226	13,496	12,821	2,620
6,540	3,901	167,574	10,809	13,051	1,520
5,863	1,486	3,887	14,718	12,180	2,010
20,997	7,117	7,981	37,754	28,081	5,367
5,804	2,343	5,156	9,821	5,744	1,322
12,259	10,925	4,591	16,317	19,631	1,664
26,960	7,611	18,749	57,501	46,365	9,233
9,467	4,482	55,208	15,767	13,479	4,913

603,722	221,831	708,783	2,034,221	1,521,402	182,654
—	—	—	—	—	1,904

603,722	221,831	708,783	2,034,221	1,521,402	184,558
(23,453)	(29,731)	(101,548)	—	—	(30,150)
—	(5,829)	(3,185)	(121,101)	(99,278)	(6,117)

580,269	186,271	604,050	1,913,120	1,422,124	148,291

(24,604)	(4,782)	325,852	3,119,848	3,211,038	596,159

(68,838,743)	(9,395,799)	(44,491,826)	(20,088,725)	(28,071,775)	225,691
—	—	—	5,242,075	429,411	—
—	—	1,307,509	—	—	—

7,822,888	(6,006,655)	7,578,009	(75,089,887)	(48,051,623)	643,827
—	—	—	(503,006)	106,109	—
—	—	236,825	—	—	—

(61,015,855)	(15,402,454)	(35,369,483)	(90,439,543)	(75,587,878)	869,518

$(61,040,459)	$(15,407,236)	$(35,043,631)	$(87,319,695)	$(72,376,840)	$1,465,677

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	Intermediate U.S. Government Fund	Total Return Bond Fund
Investment Income:
Interest income	$2,852,322	$10,647,614
Dividend income	8,953	4,026
Income from securities lending	11,069	13,804

Total investment income	2,872,344	10,665,444

Expenses:
Investment advisory fees (See Note 4)	383,370	1,213,874
Administration fees (See Note 4)	63,136	199,229
Distribution fees - Class A Shares	26,739	22,378
Distribution fees - Class B Shares	16,981	24,658
Distribution fees - Class C Shares	1,097	1,024
Compliance service fees (See Note 4)	550	1,921
Trustee fees	3,512	12,170
Audit fees	5,621	20,390
Custodian fees	3,102	10,809
Fund accounting fees (See Note 4)	6,389	20,231
Interest expense	—	—
Legal fees	12,163	43,535
Printing fees	3,403	13,092
Transfer agent fees (See Note 4)	24,430	80,052
Other	11,061	29,605

Total expenses before waivers	561,554	1,692,968
Less expenses waived by the Investment Advisor (See Note 4)	(76,674)	(242,775)
Less expenses waived by the Distributor (See Note 4)	(13,369)	(11,189)

Net expenses	471,511	1,439,004

Net investment income	2,400,833	9,226,440

Realized/Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) from:
Investments	654,645	(262,744)
Futures contracts	—	305,512
Change in unrealized appreciation/depreciation on:
Investments	4,909,276	6,018,210
Futures contracts	—	475,470

Net realized/unrealized gains on investments and futures contracts	5,563,921	6,536,448

Change in net assets from operations	$7,964,754	$15,762,888

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund

$342,811	$328,079	$2,631,112	$437,189	$1,650,787	$1,611,837
5,505	5,087	21,571	7,418	17,066	12,272
—	—	—	—	—	—

348,316	333,166	2,652,683	444,607	1,667,853	1,624,109

49,519	51,615	380,787	61,810	240,184	162,870
8,149	8,498	62,665	10,165	39,492	35,702
13,692	11,600	53,717	18,401	24,669	19,448
—	—	—	—	—	—
—	—	—	—	—	—
73	75	554	91	357	322
433	400	3,328	516	2,150	1,910
791	845	6,049	1,040	3,885	3,563
389	385	2,961	487	1,945	1,756
825	860	6,346	1,030	4,003	3,619
—	—	—	—	14	—
975	881	7,347	1,154	4,851	4,347
471	362	3,452	516	2,334	2,083
2,973	2,982	22,868	3,732	14,885	13,501
4,938	5,855	13,204	7,113	9,776	10,804

83,228	84,358	563,278	106,055	348,545	259,925
(16,506)	(22,833)	(95,197)	(15,453)	(60,046)	—
(6,846)	(5,800)	(26,858)	(9,200)	(12,334)	—

59,876	55,725	441,223	81,402	276,165	259,925

288,440	277,441	2,211,460	363,205	1,391,688	1,364,184

36,062	(92,299)	61,692	(138,436)	405,112	500
—	—	—	—	—	—

639,032	994,103	4,632,165	937,549	3,907,275	1,965,294
—	—	—	—	—	—

675,094	901,804	4,693,857	799,113	4,312,387	1,965,794

$963,534	$1,179,245	$6,905,317	$1,162,318	$5,704,075	$3,329,978

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

	National Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Interest income	$1,702,760	$15,280,933
Dividend income	10,075	—
Dividend income from affiliates	—	—
Income from securities lending	—	—

Total investment income	1,712,835	15,280,933

Expenses:
Investment advisory fees (See Note 4)	253,945	2,903,165
Administration fees (See Note 4)	100,406	715,013
Distribution fees - Class A Shares	93	1,342,349
Distribution fees - Class B Shares	4	10,638
Distribution fees - Class C Shares	4	4,308
Compliance service fees (See Note 4)	828	6,830
Trustee fees	4,287	49,537
Audit fees	10,457	74,011
Custodian fees	4,437	37,806
Fund accounting fees (See Note 4)	10,158	72,579
Legal fees	8,148	105,049
Printing fees	3,651	45,994
Government insurance fees	31,943	368,711
State registration fees	3,178	5,444
Transfer agent fees (See Note 4)	33,020	289,834
Other	11,299	68,234

Total expenses before waivers	475,858	6,099,502
Less expenses waived by the Investment Advisor (See Note 4)	(50,789)	(870,950)
Less expenses waived by the Administrator (See Note 4)	—	—
Less expenses waived by the Distributor (See Note 4)	(47)	(2,135)

Net expenses	425,022	5,226,417

Net investment income	1,287,813	10,054,516

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from:
Unaffiliated Investment transactions	885	—
Affiliated Investment transactions	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on:
Investments	—	—

Net realized/unrealized gains (losses) on investments	885	—

Change in net assets from operations	$1,288,698	$10,054,516

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$2,187,748	$—	$—	$—	$—
—	49,210	104,264	146,193	52,114
—	578,156	679,237	400,068	168,564
61,336	—	—	—	—

2,249,084	627,366	783,501	546,261	220,678

2,187,010	37,878	54,477	40,140	17,205
537,287	—	—	—	—
803,290	14,342	53,527	34,316	9,674
5,124	16,320	59,625	49,759	19,599
268	418	335	220	3
5,333	210	251	191	93
29,957	1,427	1,837	1,421	721
69,587	1,979	2,163	1,587	723
30,154	1,131	1,396	1,061	520
54,675	1,515	2,179	1,606	688
73,967	3,213	4,192	3,236	1,628
28,511	1,782	2,467	1,920	1,008
108,228	—	—	—	—
4,563	2,669	3,127	3,706	3,151
213,931	8,915	11,289	8,085	3,964
67,926	3,513	4,041	3,521	2,530

4,219,811	95,312	200,906	150,769	61,507
(1,520,179)	(37,878)	(54,477)	(40,140)	(17,205)
(257)	—	—	—	—
(759,628)	(7,171)	(26,763)	(17,158)	(4,837)

1,939,747	50,263	119,666	93,471	39,465

309,337	577,103	663,835	452,790	181,213

—	(2,429,175)	(1,613,978)	(1,790,676)	(1,912,471)
—	(6,238,257)	(6,152,788)	(5,941,023)	(5,829,813)
—	138,457	241,019	225,056	138,246

—	3,454,229	(3,706,971)	(3,217,223)	1,049,938

—	(5,074,746)	(11,232,718)	(10,723,866)	(6,554,100)

$309,337	$(4,497,643)	$(10,568,883)	$(10,271,076)	$(6,372,887)

BB&T Funds

Statements of Changes in Net Assets

	Large Cap Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:

Operations:
Net investment income (loss)	$1,977,683	$5,872,379
Net realized gains (losses) on investments	(32,035,928)	(108,155,884)
Change in unrealized appreciation/depreciation of investments	(56,960,676)	(66,659,587)

Change in net assets from operations	(87,018,921)	(168,943,092)

Distributions to Class A Shareholders:
Net investment income	(263,570)	(341,699)
Net realized gains from investment transactions	—	(8,274,317)
Distributions to Class B Shareholders:
Net investment income	(32,411)	(44,925)
Net realized gains from investment transactions	—	(2,391,787)
Distributions to Class C Shareholders:
Net investment income	(667)	(897)
Net realized gains from investment transactions	—	(42,713)
Distributions to Institutional Class Shareholders:
Net investment income	(2,004,620)	(3,849,660)
Net realized gains from investment transactions	—	(83,406,706)

Change in net assets from shareholder distributions	(2,301,268)	(98,352,704)

Capital Transactions:
Change in net assets from capital transactions	(29,355,013)	(110,500,763)

Change in net assets	(118,675,202)	(377,796,559)
Net Assets:
Beginning of period	301,110,676	678,907,235

End of period	$182,435,474	$301,110,676

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(26,875)	$296,710

See accompanying notes to the financial statements.

Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$323,542	$879,150	$(24,604)	$(706,211)	$(4,782)	$(47,088)
(24,361,666)	(16,834,089)	(68,838,743)	5,590,374	(9,395,799)	(9,037,965)
(33,888,773)	(46,480,519)	7,822,888	(68,942,001)	(6,006,655)	(3,331,748)

(57,926,897)	(62,435,458)	(61,040,459)	(64,057,838)	(15,407,236)	(12,416,801)

(23,968)	(54,349)	—	—	—	—
—	(3,751,755)	(293,974)	(831,721)	—	(698,940)

(2,888)	—	—	—	—	—
—	(562,319)	(80,835)	(199,021)	—	(268,548)

(258)	—	—	—	—	—
—	(104,132)	(1,037)	(3,514)	—	(2,260)

(500,098)	(574,144)	—	—	—	—
—	(22,736,900)	(5,823,733)	(13,328,532)	—	(6,562,322)

(527,212)	(27,783,599)	(6,199,579)	(14,362,788)	—	(7,532,070)

(4,652,548)	19,105,124	240,574	38,453,893	(1,112,720)	(32,010,799)

(63,106,657)	(71,113,933)	(66,999,464)	(39,966,733)	(16,519,956)	(51,959,670)

196,371,878	267,485,811	172,286,567	212,253,300	42,687,282	94,646,952

$133,265,221	$196,371,878	$105,287,103	$172,286,567	$26,167,326	$42,687,282

$55,539	$259,209	$(24,604)	$—	$(4,782)	$—

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:
Operations:
Net investment income (loss)	$325,852	$2,088,399
Net realized gains (losses) on investments, written options and foreign currency transactions	(43,184,317)	(16,393,048)
Change in unrealized appreciation/depreciation of investments, written options and foreign currency transactions	7,814,834	(36,623,883)

Change in net assets from operations	(35,043,631)	(50,928,532)

Distributions to Class A Shareholders:
Net investment income	(76,651)	(11,955)
Net realized gains from investment transactions	—	(478,211)
Distributions to Class B Shareholders:
Net investment income	(27,853)	(2,081)
Net realized gains from investment transactions	—	(200,385)
Distributions to Class C Shareholders:
Net investment income	(4,032)	(511)
Net realized gains from investment transactions	—	(34,501)
Distributions to Institutional Class Shareholders:
Net investment income	(2,301,592)	(540,819)
Net realized gains from investment transactions	—	(14,487,875)

Change in net assets from shareholder distributions	(2,410,128)	(15,756,338)

Capital Transactions:
Change in net assets from capital transactions	(14,574,530)	9,464,586

Change in net assets	(52,028,289)	(57,220,284)
Net Assets:
Beginning of period	114,415,254	171,635,538

End of period	$62,386,965	$114,415,254

Accumulated undistributed (distributions in excess of) net investment income	$(2,746,149)	$(661,873)

See accompanying notes to the financial statements.

Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$3,119,848	$(2,000,807)	$3,211,038	$7,032,540	$596,159	$1,619,641

(14,846,650)	15,766,722	(27,642,364)	82,198	225,691	195,216

(75,592,893)	(67,081,807)	(47,945,514)	(40,989,664)	643,827	22,467

(87,319,695)	(53,315,892)	(72,376,840)	(33,874,926)	1,465,677	1,837,324

(429,931)	—	(770,639)	(2,376,144)	(85,396)	(162,712)
(5,067,872)	(5,137,250)	(236,183)	(3,896,710)	—	—

(54,033)	—	(69,428)	(254,731)	—	—
(1,095,958)	(1,275,392)	(35,400)	(594,630)	—	—

(103,550)	—	(156,244)	(510,441)	—	—
(2,132,266)	(2,183,656)	(76,742)	(1,055,156)	—	—

(762,538)	—	(1,429,509)	(2,489,416)	(671,101)	(1,678,801)
(7,385,735)	(5,422,617)	(374,002)	(1,897,188)	—	—

(17,031,883)	(14,018,915)	(3,148,147)	(13,074,416)	(756,497)	(1,841,513)

60,161,659	102,850,291	36,360,926	149,218,678	(18,336,087)	4,862,017

(44,189,919)	35,515,484	(39,164,061)	102,269,336	(17,626,907)	4,857,828

367,369,736	331,854,252	286,653,439	184,384,103	49,591,573	44,733,745

$323,179,817	$367,369,736	$247,489,378	$286,653,439	$31,964,666	$49,591,573

$1,769,796	$—	$1,223,841	$438,623	$(26,157)	$134,181

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:
Operations:
Net investment income	$2,400,833	$5,915,268
Net realized gains (losses) on investments and futures contracts	654,645	1,437,688
Change in unrealized appreciation/depreciation of investments and futures contracts	4,909,276	222,260

Change in net assets from operations	7,964,754	7,575,216

Distributions to Class A Shareholders:
Net investment income	(207,188)	(392,787)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(53,278)	(104,647)
Distributions to Class C Shareholders:
Net investment income	(3,338)	(6,854)
Distributions to Institutional Class Shareholders:
Net investment income	(2,324,283)	(5,528,547)
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(2,588,087)	(6,032,835)

Capital Transactions:
Change in net assets from capital transactions	22,059,940	(23,014,799)

Change in net assets	27,436,607	(21,472,418)
Net Assets:
Beginning of period	123,187,802	144,660,220

End of period	$150,624,409	$123,187,802

Accumulated undistributed (distributions in excess of) net investment income	$1,900,697	$2,087,951

See accompanying notes to the financial statements.

Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$9,226,440	$20,586,282	$288,440	$535,952	$277,441	$435,124
42,768	4,893,431	36,062	174,779	(92,299)	258,887

6,493,680	(15,299,384)	639,032	(529,441)	994,103	(544,735)

15,762,888	10,180,329	963,534	181,290	1,179,245	149,276

(199,489)	(388,654)	(90,597)	(163,224)	(70,178)	(107,055)
—	—	(54,264)	—	(35,179)	—

(91,393)	(190,134)	—	—	—	—

(3,782)	(5,112)	—	—	—	—

(9,190,099)	(20,998,569)	(196,222)	(371,553)	(205,177)	(327,380)
—	—	(103,323)	—	(98,119)	—

(9,484,763)	(21,582,469)	(444,406)	(534,777)	(408,653)	(434,435)

(83,011,465)	8,423,092	424,275	1,532,728	3,197,754	5,398,133

(76,733,340)	(2,979,048)	943,403	1,179,241	3,968,346	5,112,974

443,913,684	446,892,732	16,434,001	15,254,760	15,916,180	10,803,206

$367,180,344	$443,913,684	$17,377,404	$16,434,001	$19,884,526	$15,916,180

$357,156	$615,479	$2,702	$1,081	$1,605	$(481)

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:
Operations:
Net investment income	$2,211,460	$4,290,208
Net realized gains (losses) on investments	61,692	1,286,524
Change in unrealized appreciation/depreciation of investments	4,632,165	(3,853,560)

Change in net assets from operations	6,905,317	1,723,172

Distributions to Class A Shareholders:
Net investment income	(351,354)	(688,755)
Net realized gains from investment transactions	(211,075)	(80,446)
Distributions to Institutional Class Shareholders:
Net investment income	(1,856,834)	(3,598,766)
Net realized gains from investment transactions	(1,036,786)	(392,937)

Change in net assets from shareholder distributions	(3,456,049)	(4,760,904)

Capital Transactions:
Change in net assets from capital transactions	9,982,962	11,618,301

Change in net assets	13,432,230	8,580,569
Net Assets:
Beginning of period	124,530,389	115,949,820

End of period	$137,962,619	$124,530,389

Accumulated undistributed (distributions in excess of) net investment income	$67,151	$63,879

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$363,205	$637,506	$1,391,688	$2,799,936	$1,364,184	$2,574,060
(138,436)	367,435	405,112	674,431	500	80,243
937,549	(881,072)	3,907,275	(1,917,570)	1,965,294	(2,627,985)

1,162,318	123,869	5,704,075	1,556,797	3,329,978	26,318

(123,047)	(173,638)	(160,117)	(301,636)	(275,835)	(545,928)
(118,467)	(38,461)	(78,927)	(41,927)	(19,073)	(26,658)

(238,165)	(462,900)	(1,228,821)	(2,493,904)	(1,079,097)	(2,023,069)
(235,059)	(118,799)	(585,966)	(331,095)	(69,579)	(94,238)

(714,738)	(793,798)	(2,053,831)	(3,168,562)	(1,443,584)	(2,689,893)

10,575	4,891,270	(3,255,462)	5,212,442	(3,195,713)	6,215,443

458,155	4,221,341	394,782	3,600,677	(1,309,319)	3,551,868

20,779,785	16,558,444	81,314,227	77,713,550	72,966,708	69,414,840

$21,237,940	$20,779,785	$81,709,009	$81,314,227	$71,657,389	$72,966,708

$3,161	$1,168	$43,915	$41,165	$(32,076)	$(41,328)

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:
Operations:
Net investment income	$1,287,813	$2,737,858
Net realized gains (losses) from investments and distributions from underlying funds	885	14,077
Change in unrealized appreciation/depreciation of investments	—	—

Change in net assets from operations	1,288,698	2,751,935

Distributions to Class A Shareholders:
Net investment income	(169)	(10,692)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(4)	(18)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(3)	(14)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(1,299,777)	(2,727,134)
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(1,299,953)	(2,737,858)

Capital Transactions:
Change in net assets from capital transactions	68,662,579	41,316,045

Change in net assets	68,651,324	41,330,122
Net Assets:
Beginning of period	151,444,183	110,114,061

End of period	$220,095,507	$151,444,183

Accumulated undistributed (distributions in excess of) net investment income	$(12,140)	$—

See accompanying notes to the financial statements.

Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$10,054,516	$54,480,283	$309,337	$18,748,322	$577,103	$1,661,202
—	11,598	—	—	(8,528,975)	669,531
—	—	—	—	3,454,229	(8,423,419)

10,054,516	54,491,881	309,337	18,748,322	(4,497,643)	(6,092,686)

(3,279,314)	(23,091,397)	(77,288)	(5,415,625)	(96,913)	(379,799)
—	—	—	—	(111,914)	(675,434)

(6,920)	(38,723)	(178)	(4,407)	(44,067)	(154,488)
—	—	—	—	(62,677)	(328,822)

(2,284)	(9,286)	(15)	(536)	(1,206)	(2,782)
—	—	—	—	(1,617)	(5,338)

(6,777,596)	(31,345,034)	(231,856)	(13,327,754)	(444,999)	(1,911,902)
—	—	—	—	(663,941)	(3,205,241)

(10,066,114)	(54,484,440)	(309,337)	(18,748,322)	(1,427,334)	(6,663,806)

(384,299,725)	204,571,687	(341,552,049)	330,323,479	(33,035,729)	2,284,184

(384,311,323)	204,579,128	(341,552,049)	330,323,479	(38,960,706)	(10,472,308)

1,740,195,739	1,535,616,611	1,198,361,669	868,038,190	51,684,174	62,156,482

$1,355,884,416	$1,740,195,739	$856,809,620	$1,198,361,669	$12,723,468	$51,684,174

$(10,808)	$790	$246	$246	$(10,102)	$(21)

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
From Investment Activities:
Operations:
Net investment income	$663,835	$1,347,806
Net realized losses from investments and distributions from underlying funds	(7,525,747)	(1,416,539)
Change in unrealized appreciation/depreciation of investments	(3,706,971)	(14,611,902)

Change in net assets from operations	(10,568,883)	(14,680,635)

Distributions to Class A Shareholders:
Net investment income	(332,165)	(1,338,507)
Net realized gains from investment transactions	—	(3,913,868)
Distributions to Class B Shareholders:
Net investment income	(144,318)	(637,141)
Net realized gains from investment transactions	—	(2,268,968)
Distributions to Class C Shareholders:
Net investment income	(838)	(3,995)
Net realized gains from investment transactions	—	(15,622)
Distributions to Institutional Class Shareholders:
Net investment income	(200,707)	(1,086,147)
Net realized gains from investment transactions	—	(2,971,557)

Change in net assets from shareholder distributions	(678,028)	(12,235,805)

Capital Transactions:
Change in net assets from capital transactions	(21,515,380)	2,384,796

Change in net assets	(32,762,291)	(24,531,644)
Net Assets:
Beginning of period	64,457,731	88,989,375

End of period	$31,695,440	$64,457,731

Accumulated undistributed (distributions in excess of) net investment income	$(17,937)	$(3,744)

See accompanying notes to the financial statements.

Capital Manager Growth Fund		Capital Manager Equity Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$452,790	$673,888	$181,213	$132,063
(7,506,643)	(2,615,566)	(7,604,038)	(1,094,252)
(3,217,223)	(12,665,160)	1,049,938	(8,434,889)

(10,271,076)	(14,606,838)	(6,372,887)	(9,397,078)

(193,909)	(886,881)	(40,297)	(271,820)
—	(3,182,428)	—	(1,301,734)

(106,773)	(560,278)	(35,299)	(228,300)
—	(2,484,154)	—	(1,263,915)

(486)	(2,442)	(5)	(31)
—	(10,693)	—	(175)

(171,717)	(878,236)	(113,522)	(663,376)
—	(2,958,707)	—	(2,967,902)

(472,885)	(10,963,819)	(189,123)	(6,697,253)

(15,945,615)	4,277,204	(11,052,118)	2,429,937

(26,689,576)	(21,293,453)	(17,614,128)	(13,664,394)

49,517,985	70,811,438	25,087,861	38,752,255

$22,828,409	$49,517,985	$7,473,733	$25,087,861

$(17,446)	$2,649	$(9,342)	$(1,432)

BB&T Funds

Statements of Changes in Net Assets, continued

	Large Cap Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$981,088	$4,094,192
Distributions reinvested	258,919	8,375,699
Value of shares redeemed	(3,120,975)	(9,975,098)

Change in net assets from Class A Share transactions	(1,880,968)	2,494,793
Class B Shares:
Proceeds from shares issued	142,023	528,077
Distributions reinvested	32,277	2,406,467
Value of shares redeemed	(1,346,592)	(5,900,383)

Change in net assets from Class B Share transactions	(1,172,292)	(2,965,839)
Class C Shares:
Proceeds from shares issued	33,086	176,781
Distributions reinvested	633	42,073
Value of shares redeemed	(68,876)	(192,818)

Change in net assets from Class C Share transactions	(35,157)	26,036
Institutional Shares:
Proceeds from shares issued	10,657,075	54,150,546
Distributions reinvested	1,657,268	62,183,344
Value of shares redeemed	(38,580,939)	(226,393,904)

Change in net assets from Institutional Share transactions	(26,266,596)	(110,060,014)

Change in net assets from capital transactions	$(29,355,013)	$(110,505,024)

Share Transactions:
Class A Shares:
Issued	118,343	292,219
Reinvested	30,763	566,965
Redeemed	(363,384)	(741,687)

Change in Class A Shares	(214,278)	117,497
Class B Shares:
Issued	16,956	38,287
Reinvested	3,879	164,797
Redeemed	(163,773)	(436,535)

Change in Class B Shares	(142,938)	(233,451)
Class C Shares:
Issued	3,765	12,588
Reinvested	76	2,890
Redeemed	(6,996)	(15,247)

Change in Class C Shares	(3,155)	231
Institutional Shares:
Issued	1,282,194	3,815,821
Reinvested	195,942	4,188,597
Redeemed	(4,393,235)	(16,751,134)

Change in Institutional Shares	(2,915,099)	(8,746,716)

Change in Shares	(3,275,470)	(8,862,439)

See accompanying notes to the financial statements.

Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$550,765	$31,373,575	$248,500	$1,505,577	$257,378	$908,488
23,732	3,778,444	293,130	822,666	—	680,951
(17,803,459)	(10,645,106)	(640,227)	(1,891,497)	(517,312)	(1,458,959)

(17,228,962)	24,506,913	(98,597)	436,746	(259,934)	130,480

125,027	306,602	58,665	619,001	65,383	132,492
2,886	560,831	74,999	183,244	—	266,745
(480,928)	(945,376)	(310,599)	(365,179)	(255,384)	(1,052,630)

(353,015)	(77,943)	(176,935)	437,066	(190,001)	(653,393)

5,449	42,358	10,408	46,372	4,396	5,985
125	93,402	1,037	3,521	—	2,269
(120,206)	(606,537)	(13,665)	(48,413)	(2,678)	(14,770)

(114,632)	(470,777)	(2,220)	1,480	1,718	(6,516)

40,348,888	49,877,344	20,338,486	74,297,015	5,219,432	14,297,058
378,820	17,813,502	2,992,277	6,724,412	—	2,929,232
(27,683,647)	(72,545,320)	(22,812,437)	(43,442,826)	(5,883,935)	(48,707,178)

13,044,061	(4,854,474)	518,326	37,578,601	(664,503)	(31,480,888)

$(4,652,548)	$19,103,719	$240,574	$38,453,893	$(1,112,720)	$(32,010,317)

67,304	2,150,405	36,865	111,756	32,707	72,286
2,908	299,224	46,455	56,619	—	52,992
(1,755,488)	(901,246)	(94,171)	(147,297)	(63,879)	(117,039)

(1,685,276)	1,548,383	(10,851)	21,078	(31,172)	8,239

17,175	26,405	9,534	50,128	8,418	10,847
367	45,707	12,755	13,385	—	21,564
(66,591)	(84,136)	(50,460)	(30,403)	(34,307)	(87,051)

(49,049)	(12,024)	(28,171)	33,110	(25,889)	(54,640)

736	3,800	1,447	3,617	564	503
16	7,618	176	257	—	184
(16,980)	(56,499)	(2,018)	(4,134)	(360)	(1,314)

(16,228)	(45,081)	(395)	(260)	204	(627)

4,762,983	4,073,328	2,830,864	5,424,728	649,441	1,121,583
46,311	1,403,044	441,990	434,674	—	226,021
(3,591,771)	(6,195,958)	(3,166,659)	(3,144,521)	(731,174)	(3,872,224)

1,217,523	(719,586)	106,195	2,714,881	(81,733)	(2,524,620)

(533,030)	771,692	66,778	2,768,809	(138,590)	(2,571,648)

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund
	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$238,149	$1,710,821
Distributions reinvested	73,349	477,321
Value of shares redeemed	(390,905)	(1,749,026)

Change in net assets from Class A Share transactions	(79,407)	439,116
Class B Shares:
Proceeds from shares issued	73,436	496,814
Distributions reinvested	27,847	197,185
Value of shares redeemed	(216,807)	(635,380)

Change in net assets from Class B Share transactions	(115,524)	58,619
Class C Shares:
Proceeds from shares issued	1,105	405,510
Distributions reinvested	3,934	34,368
Value of shares redeemed	(2,823)	(346,251)

Change in net assets from Class C Share transactions	2,216	93,627
Institutional Shares:
Proceeds from shares issued	8,752,000	40,508,166
Distributions reinvested	1,355,129	12,174,623
Value of shares redeemed	(24,488,944)	(43,809,359)

Change in net assets from Institutional Share transactions	(14,381,815)	8,873,430

Change in net assets from capital transactions	$(14,574,530)	$9,464,792

Share Transactions:
Class A Shares:
Issued	61,062	229,099
Reinvested	17,422	60,390
Redeemed	(97,119)	(244,295)

Change in Class A Shares	(18,635)	45,194
Class B Shares:
Issued	20,381	75,714
Reinvested	7,426	27,694
Redeemed	(63,993)	(100,597)

Change in Class B Shares	(36,186)	2,811
Class C Shares:
Issued	382	57,268
Reinvested	1,055	4,857
Redeemed	(868)	(57,747)

Change in Class C Shares	569	4,378
Institutional Shares:
Issued	2,227,264	5,457,885
Reinvested	311,524	1,494,589
Redeemed	(5,892,388)	(5,955,355)

Change in Institutional Shares	(3,353,600)	997,119

Change in Shares	(3,407,852)	1,049,502

See accompanying notes to the financial statements.

Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund
For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$33,267,382	$40,856,686	$16,245,425	$34,710,707	$1,149,011	$1,048,526
5,215,925	5,048,436	901,700	5,628,335	80,082	150,983
(14,104,849)	(23,153,482)	(12,291,000)	(19,460,110)	(618,559)	(496,939)

24,378,458	22,751,640	4,856,125	20,878,932	610,534	702,570

1,252,086	4,512,724	1,529,840	4,803,961	—	—
1,122,417	1,230,275	101,238	821,322	—	—
(2,736,746)	(3,949,418)	(1,531,352)	(2,168,984)	—	—

(362,243)	1,793,581	99,726	3,456,299	—	—

5,333,282	13,757,104	5,498,562	13,710,537	—	—
2,167,961	2,118,775	214,776	1,473,697	—	—
(6,066,920)	(6,354,178)	(3,859,835)	(2,618,231)	—	—

1,434,323	9,521,701	1,853,503	12,566,003	—	—

51,183,328	97,927,526	47,236,690	121,610,130	13,829,874	16,917,479
5,139,976	2,934,080	1,180,284	3,172,202	328,394	771,045
(21,612,183)	(32,078,237)	(18,865,402)	(12,464,888)	(33,104,889)	(13,529,077)

34,711,121	68,783,369	29,551,572	112,317,444	(18,946,621)	4,159,447

$60,161,659	$102,850,291	$36,360,926	$149,218,678	$(18,336,087)	$4,862,017

2,948,557	2,323,415	1,659,372	2,521,954	119,025	108,963
490,039	283,620	92,426	405,008	8,308	15,762
(1,267,028)	(1,357,676)	(1,262,513)	(1,430,735)	(64,233)	(51,766)

2,171,568	1,249,359	489,285	1,496,227	63,100	72,959

117,492	267,355	159,418	348,224	—	—
111,062	71,904	10,349	58,978	—	—
(257,434)	(238,226)	(159,159)	(161,268)	—	—

(28,880)	101,033	10,608	245,934	—	—

487,619	814,720	564,606	1,001,325	—	—
214,531	123,760	21,984	106,251	—	—
(572,930)	(379,374)	(398,486)	(192,606)	—	—

129,220	559,106	188,104	914,970	—	—

4,505,990	5,554,590	4,811,923	8,974,014	1,433,629	1,760,740
474,890	162,733	121,134	232,928	34,115	80,416
(1,891,398)	(1,838,175)	(1,923,221)	(929,332)	(3,425,164)	(1,411,966)

3,089,482	3,879,148	3,009,836	8,277,610	(1,957,420)	429,190

5,361,390	5,788,646	3,697,833	10,934,741	(1,894,320)	502,149

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$3,373,883	$4,151,603
Distributions reinvested	188,785	353,870
Value of shares redeemed	(1,429,390)	(3,966,599)

Change in net assets from Class A Share transactions	2,133,278	538,874
Class B Shares:
Proceeds from shares issued	681,768	385,327
Distributions reinvested	50,490	97,910
Value of shares redeemed	(179,625)	(451,241)

Change in net assets from Class B Share transactions	552,633	31,996
Class C Shares:
Proceeds from shares issued	57,276	36,955
Distributions reinvested	2,498	5,172
Value of shares redeemed	(22,318)	(69,095)

Change in net assets from Class C Share transactions	37,456	(26,968)
Institutional Shares:
Proceeds from shares issued	42,529,645	22,634,205
Distributions reinvested	1,020,754	2,070,689
Value of shares redeemed	(24,213,826)	(48,264,831)

Change in net assets from Institutional Share transactions	19,336,573	(23,559,937)

Change in net assets from capital transactions	$22,059,940	$(23,016,035)

Share Transactions:
Class A Shares:
Issued	326,623	409,227
Reinvested	18,306	34,970
Redeemed	(138,904)	(392,944)

Change in Class A Shares	206,025	51,253
Class B Shares:
Issued	66,326	38,259
Reinvested	4,913	9,709
Redeemed	(17,603)	(44,813)

Change in Class B Shares	53,636	3,155
Class C Shares:
Issued	5,279	3,621
Reinvested	243	512
Redeemed	(2,214)	(6,910)

Change in Class C Shares	3,308	(2,777)
Institutional Shares:
Issued	4,083,426	2,222,644
Reinvested	98,885	204,335
Redeemed	(2,351,716)	(4,767,302)

Change in Institutional Shares	1,830,595	(2,340,323)

Change in Shares	2,093,564	(2,288,692)

See accompanying notes to the financial statements.

Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$2,279,512	$4,023,188	$248,069	$1,625,822	$866,434	$2,480,710
187,338	361,811	118,610	145,862	77,249	77,643
(1,494,544)	(3,860,681)	(465,772)	(767,557)	(88,894)	(511,076)

972,306	524,318	(99,093)	1,004,127	854,789	2,047,277

880,950	1,208,252	—	—	—	—
84,150	172,345	—	—	—	—
(798,097)	(1,297,198)	—	—	—	—

167,003	83,399	—	—	—	—

53,576	71,982	—	—	—	—
3,488	5,545	—	—	—	—
(6,325)	(4,672)	—	—	—	—

50,739	72,855	—	—	—	—

42,326,622	129,656,163	1,499,465	4,491,038	3,392,320	5,307,244
2,859,991	5,905,278	—	510	17,011	502
(129,388,126)	(127,818,921)	(976,097)	(3,962,947)	(1,066,366)	(1,956,890)

(84,201,513)	7,742,520	523,368	528,601	2,342,965	3,350,856

$(83,011,465)	$8,423,092	$424,275	$1,532,728	$3,197,754	$5,398,133

228,853	391,613	25,225	158,556	83,391	240,284
18,903	35,338	11,973	14,398	7,650	7,564
(151,408)	(376,613)	(46,919)	(75,594)	(8,789)	(49,995)

96,348	50,338	(9,721)	97,360	82,252	197,853

88,860	117,924	—	—	—	—
8,489	16,814	—	—	—	—
(80,820)	(126,837)	—	—	—	—

16,529	7,901	—	—	—	—

5,400	7,112	—	—	—	—
351	541	—	—	—	—
(632)	(456)	—	—	—	—

5,119	7,197	—	—	—	—

4,257,666	12,641,438	148,122	440,545	330,860	512,268
288,609	576,342	—	50	1,667	48
(13,026,868)	(12,502,515)	(99,103)	(391,077)	(103,478)	(189,664)

(8,480,593)	715,265	49,019	49,518	229,049	322,652

(8,362,597)	780,701	39,298	146,878	311,301	520,505

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,353,144	$2,944,205
Distributions reinvested	421,574	568,199
Value of shares redeemed	(1,259,193)	(1,700,381)

Change in net assets from Class A Share transactions	1,515,525	1,812,023
Institutional Shares:
Proceeds from shares issued	24,182,836	31,782,264
Distributions reinvested	39,111	77,486
Value of shares redeemed	(15,754,510)	(22,053,472)

Change in net assets from Institutional Share transactions	8,467,437	9,806,278

Change in net assets from capital transactions	$9,982,962	$11,618,301

Share Transactions:
Class A Shares:
Issued	227,476	283,508
Reinvested	41,694	54,918
Redeemed	(123,867)	(163,614)

Change in Class A Shares	145,303	174,812
Institutional Shares:
Issued	2,364,944	3,060,340
Reinvested	3,856	7,487
Redeemed	(1,551,598)	(2,122,943)

Change in Institutional Shares	817,202	944,884

Change in Shares	962,505	1,119,696

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$1,566,969	$3,981,152	$1,733,697	$2,172,054	$609,449	$3,207,979
226,965	198,480	162,897	238,707	191,371	382,916
(1,250,777)	(211,899)	(1,191,749)	(1,338,143)	(1,426,232)	(3,748,942)

543,157	3,967,733	704,845	1,072,618	(625,412)	(158,047)

1,742,090	5,213,821	4,483,767	15,679,123	3,474,133	16,692,942
28,999	4,568	13,517	59,853	33,256	37,186
(2,303,671)	(4,294,852)	(8,457,591)	(11,599,152)	(6,077,690)	(10,356,638)

(532,582)	923,537	(3,960,307)	4,139,824	(2,570,301)	6,373,490

$10,575	$4,891,270	$(3,255,462)	$5,212,442	$(3,195,713)	$6,215,443

153,593	386,187	151,126	190,550	63,449	331,224
22,973	19,397	14,403	21,015	20,219	39,668
(126,566)	(20,650)	(104,942)	(117,539)	(152,825)	(386,959)

50,000	384,934	60,587	94,026	(69,157)	(16,067)

172,582	511,702	389,926	1,373,960	369,923	1,725,229
2,947	449	1,199	5,271	3,507	3,860
(230,399)	(419,497)	(746,760)	(1,018,856)	(641,272)	(1,067,146)

(54,870)	92,654	(355,635)	360,375	(267,842)	661,943

(4,870)	477,588	(295,048)	454,401	(336,999)	645,876

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$77,000	$647,092
Distributions reinvested	166	10,685
Value of shares redeemed	(7,188)	(1,180,165)

Change in net assets from Class A Share transactions	69,978	(522,388)
Class B Shares:
Proceeds from shares issued	—	50
Distributions reinvested	—	17
Value of shares redeemed	(1,097)	(122)

Change in net assets from Class B Share transactions	(1,097)	(55)
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	14
Value of shares redeemed	(1,040)	—

Change in net assets from Class C Share transactions	(1,040)	14
Institutional Shares:
Proceeds from shares issued	153,440,280	271,228,429
Distributions reinvested	14	24
Value of shares redeemed	(84,845,556)	(229,389,979)

Change in net assets from Institutional Share transactions	68,594,738	41,838,474

Change in net assets from capital transactions	$68,662,579	$41,316,045

Share Transactions:
Class A Shares:
Issued	77,000	647,092
Reinvested	166	10,685
Redeemed	(7,187)	(1,180,081)

Change in Class A Shares	69,979	(522,304)
Class B Shares:
Issued	—	50
Reinvested	—	17
Redeemed	(1,040)	(122)

Change in Class B Shares	(1,040)	(55)
Class C Shares:
Issued	—	—
Reinvested	—	14
Redeemed	(1,097)	—

Change in Class C Shares	(1,097)	14
Institutional Shares:
Issued	153,440,280	271,228,345
Reinvested	14	24
Redeemed	(84,845,556)	(229,389,979)

Change in Institutional Shares	68,594,738	41,838,390

Change in Shares	68,662,580	41,316,045

See accompanying notes to the financial statements.

Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$150,304,837	$883,890,942	$110,654,040	$491,757,763	$548,532	$1,694,450
3,277,456	23,082,837	77,249	5,415,250	204,517	1,010,158
(543,111,900)	(889,204,868)	(383,340,756)	(322,554,015)	(2,322,928)	(2,902,409)

(389,529,607)	17,768,911	(272,609,467)	174,618,998	(1,569,879)	(197,801)

1,299,153	1,405,424	1,268,668	734,529	378,319	853,169
6,466	35,735	166	4,078	105,147	469,631
(780,670)	(1,302,998)	(548,067)	(442,830)	(1,062,220)	(1,018,074)

524,949	138,161	720,767	295,777	(578,754)	304,726

1,391,231	591,737	29,576	—	119	38,452
1,971	6,991	15	536	2,823	8,067
(423,248)	(814,854)	(1,565)	(5,700)	(30)	(10,295)

969,954	(216,126)	28,026	(5,164)	2,912	36,224

1,083,472,074	2,154,640,348	750,355,682	1,477,466,490	1,209,974	4,321,850
831,675	3,002,828	61,236	3,812,095	1,103,665	5,099,022
(1,080,568,770)	(1,970,762,435)	(820,108,293)	(1,325,864,717)	(33,203,647)	(7,279,837)

3,734,979	186,880,741	(69,691,375)	155,413,868	(30,890,008)	2,141,035

$(384,299,725)	$204,571,687	$(341,552,049)	$330,323,479	$(33,035,729)	$2,284,184

150,304,837	883,891,108	110,654,040	491,757,438	74,514	179,927
3,277,456	23,082,837	77,250	5,415,250	27,558	105,410
(543,111,900)	(889,204,868)	(383,340,756)	(322,554,015)	(312,989)	(315,524)

(389,529,607)	17,769,077	(272,609,466)	174,618,673	(210,917)	(30,187)

1,299,153	1,405,455	1,268,668	734,529	51,784	90,995
6,466	35,704	166	4,078	14,169	48,874
(780,670)	(1,302,998)	(548,067)	(442,830)	(144,387)	(109,494)

524,949	138,161	720,767	295,777	(78,434)	30,375

1,391,231	591,737	29,576	—	28	4,134
1,971	6,991	15	535	382	845
(423,248)	(814,855)	(1,565)	(5,700)	(4)	(1,117)

969,954	(216,127)	28,026	(5,165)	406	3,862

1,083,472,073	2,154,640,182	750,355,682	1,477,465,931	158,933	460,888
831,675	3,002,828	61,236	3,812,095	146,471	528,361
(1,080,568,770)	(1,970,762,435)	(820,108,294)	(1,325,864,717)	(4,335,793)	(768,685)

3,734,978	186,880,575	(69,691,376)	155,413,309	(4,030,389)	220,564

(384,299,726)	204,571,686	(341,552,049)	330,322,594	(4,319,334)	224,614

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund

	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,094,893	$4,054,599
Distributions reinvested	328,162	5,146,292
Value of shares redeemed	(4,669,924)	(7,984,960)

Change in net assets from Class A Share transactions	(3,246,869)	1,215,931
Class B Shares:
Proceeds from shares issued	306,143	1,455,799
Distributions reinvested	143,295	2,882,142
Value of shares redeemed	(2,190,372)	(4,267,809)

Change in net assets from Class B Share transactions	(1,740,934)	70,132
Class C Shares:
Proceeds from shares issued	1,475	13,771
Distributions reinvested	837	19,617
Value of shares redeemed	(90)	(68,497)

Change in net assets from Class C Share transactions	2,222	(35,109)
Institutional Shares:
Proceeds from shares issued	674,183	4,551,083
Distributions reinvested	199,374	4,023,713
Value of shares redeemed	(17,403,356)	(7,440,954)

Change in net assets from Institutional Share transactions	(16,529,799)	1,133,842

Change in net assets from capital transactions	$(21,515,380)	$2,384,796

Share Transactions:
Class A Shares:
Issued	165,765	445,339
Reinvested	49,883	544,253
Redeemed	(722,061)	(895,379)

Change in Class A Shares	(506,413)	94,213
Class B Shares:
Issued	47,793	158,755
Reinvested	22,152	309,633
Redeemed	(348,524)	(485,694)

Change in Class B Shares	(278,579)	(17,306)
Class C Shares:
Issued	218	1,510
Reinvested	129	2,091
Redeemed	(13)	(7,716)

Change in Class C Shares	334	(4,115)
Institutional Shares:
Issued	102,423	497,015
Reinvested	29,619	424,216
Redeemed	(2,547,739)	(829,826)

Change in Institutional Shares	(2,415,697)	91,405

Change in Shares	(3,200,355)	164,197

See accompanying notes to the financial statements.

Capital Manager Growth Fund		Capital Manager Equity Fund

For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008	For the Six Months Ended March 31, 2009 (Unaudited)	For the Year Ended September 30, 2008

$563,714	$2,941,986	$148,547	$704,541
192,780	4,057,489	38,360	1,550,704
(1,919,441)	(5,400,646)	(621,042)	(2,186,528)

(1,162,947)	1,598,829	(434,135)	68,717

257,459	927,328	110,535	491,242
105,421	3,024,893	35,220	1,489,187
(1,571,982)	(3,701,869)	(323,316)	(1,499,992)

(1,209,102)	250,352	(177,561)	480,437

1,367	11,140	—	—
486	13,134	5	206
(60)	(15,905)	—	—

1,793	8,369	5	206

1,137,629	5,209,046	1,060,514	3,663,772
171,717	3,836,943	109,897	3,545,554
(14,884,705)	(6,626,335)	(11,610,838)	(5,328,749)

(13,575,359)	2,419,654	(10,440,427)	1,880,577

$(15,945,615)	$4,277,204	$(11,052,118)	$2,429,937

98,508	323,287	28,877	77,290
32,522	434,854	6,718	156,652
(327,194)	(613,123)	(109,072)	(232,401)

(196,164)	145,018	(73,477)	1,541

44,318	107,676	21,604	53,972
17,999	329,834	6,439	156,128
(276,090)	(439,284)	(65,667)	(167,455)

(213,773)	(1,774)	(37,624)	42,645

247	1,118	—	—
83	1,432	1	22
(10)	(2,018)	—	—

320	532	1	22

191,197	591,710	184,534	404,707
28,337	411,309	19,046	355,533
(2,407,575)	(751,404)	(1,967,856)	(574,198)

(2,188,041)	251,615	(1,764,276)	186,042

(2,597,658)	395,391	(1,875,376)	230,250

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions
		Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.31	0.07(c)	(3.47)	(3.40)	(0.09)	—	(0.09)
Year Ended September 30, 2008	$19.13	0.15(c)	(5.14)	(4.99)	(0.10)	(2.73)	(2.83)
Year Ended September 30, 2007	$20.33	0.24(c)	2.14	2.38	(0.23)	(3.35)	(3.58)
Year Ended September 30, 2006	$19.47	0.30(c)	2.30	2.60	(0.30)	(1.44)	(1.74)
Year Ended September 30, 2005	$17.26	0.28	2.22	2.50	(0.29)	—	(0.29)
Year Ended September 30, 2004	$14.87	0.23	2.38	2.61	(0.22)	—	(0.22)
Mid Cap Value Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.50	0.01(c)	(3.14)	(3.13)	(0.02)	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02(c)	(3.07)	(3.05)	(0.02)	(1.36)	(1.38)
Year Ended September 30, 2007	$13.49	0.04(c)	2.13	2.17	(0.04)	(0.69)	(0.73)
Year Ended September 30, 2006	$13.35	0.03(c)	1.60	1.63	(0.04)	(1.45)	(1.49)
Year Ended September 30, 2005	$15.40	0.13(c)	3.04	3.17	(0.13)	(5.09)	(5.22)
Year Ended September 30, 2004	$12.98	0.18(c)	2.42	2.60	(0.18)	—	(0.18)
Mid Cap Growth Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.93	(0.01)(c)	(3.52)	(3.53)	—	(0.38)	(0.38)
Year Ended September 30, 2008	$14.84	(0.08)(c)	(3.80)	(3.88)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$12.45	(0.06)(c)	4.11	4.05	(0.01)	(1.65)	(1.66)
Year Ended September 30, 2006	$13.90	(0.01)(c)	—(d)	(0.01)	(0.02)	(1.42)	(1.44)
Year Ended September 30, 2005	$10.95	(0.09)(c)	3.18	3.09	—	(0.14)	(0.14)
Year Ended September 30, 2004	$ 9.84	(0.08)	1.19	1.11	—	—	—
Small Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.35	(0.01)(c)	(4.12)	(4.13)	—	—	—
Year Ended September 30, 2008	$14.92	(0.03)(c)	(2.34)	(2.37)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$15.11	0.07(c)	0.73	0.80	(0.08)	(0.91)	(0.99)
Year Ended September 30, 2006	$16.38	—(c)(d)	1.06	1.06	(0.03)	(2.30)	(2.33)
Year Ended September 30, 2005	$14.21	0.11(c)	2.62	2.73	(0.14)	(0.42)	(0.56)
Year Ended September 30, 2004	$11.44	—(c)(d)	2.90	2.90	(0.01)	(0.12)	(0.13)
International Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 5.31	0.01(c)	(1.75)	(1.74)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$ 8.41	0.08(c)	(2.41)	(2.33)	(0.02)	(0.75)	(0.77)
Year Ended September 30, 2007	$11.06	0.12(c)	1.82	1.94	(0.07)	(4.52)	(4.59)
Year Ended September 30, 2006	$ 9.58	0.14(c)	1.49	1.63	(0.15)	—	(0.15)
Year Ended September 30, 2005	$ 8.12	0.10(c)	1.47	1.57	(0.11)	—	(0.11)
Year Ended September 30, 2004	$ 6.88	0.07(c)	1.25	1.32	(0.08)	—	(0.08)
Special Opportunities Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$15.34	0.12(c)	(3.76)	(3.64)	(0.05)	(0.63)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)(c)	(2.12)	(2.20)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.43	(0.01)(c)	3.47	3.46	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)	1.69	1.65	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)	2.68	2.61	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.06)	2.69	2.63	—	(0.08)	(0.08)
Equity Income Fund
Six Months Ended March 31, 2009 (Unaudited)	$12.35	0.13(c)	(3.16)	(3.03)	(0.09)	(0.03)	(0.12)
Year Ended September 30, 2008	$15.03	0.43(c)	(2.21)	(1.78)	(0.32)	(0.58)	(0.90)
Year Ended September 30, 2007	$13.36	0.36(c)	2.31	2.67	(0.32)	(0.68)	(1.00)
Year Ended September 30, 2006	$12.09	0.28	1.58	1.86	(0.32)	(0.27)	(0.59)
Year Ended September 30, 2005	$10.35	0.24	1.77	2.01	(0.25)	(0.02)	(0.27)
June 30, 2004 to September 30, 2004 (e)	$10.00	0.05(c)	0.34	0.39	(0.04)	—	(0.04)
Short U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.54	0.14(c)	0.17	0.31	(0.17)	—	(0.17)
Year Ended September 30, 2008	$ 9.52	0.33(c)	0.07	0.40	(0.38)	—	(0.38)
Year Ended September 30, 2007	$ 9.48	0.36(c)	0.07	0.43	(0.39)	—	(0.39)
Year Ended September 30, 2006	$ 9.50	0.28(c)	0.01(f)	0.29	(0.31)	—	(0.31)
Year Ended September 30, 2005	$ 9.70	0.23	(0.14)	0.09	(0.29)	—	(0.29)
Year Ended September 30, 2004	$ 9.89	0.17	(0.10)	0.07	(0.26)	—	(0.26)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 7.82	(30.14)%	$ 23,254	1.10%	1.69%	1.49%	37.92%
$11.31	(29.46)%	$ 36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%	$ 58,771	1.16%	1.25%	1.47%	68.60%
$20.33	14.29%	$ 48,656	1.14%	1.53%	1.43%	34.83%
$19.47	14.60%	$ 39,756	1.14%	1.56%	1.48%	19.50%
$17.26	17.61%	$ 31,783	1.20%	1.32%	1.56%	16.40%

$ 7.35	(29.80)%	$ 7,267	1.21%	0.28%	1.25%	29.98%
$10.50	(22.00)%	$ 28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%	$ 16,811	1.16%	0.27%	1.20%	58.59%
$13.49	13.18%	$ 13,393	1.13%	0.23%	1.18%	53.92%
$13.35	20.82%	$ 12,361	1.15%	0.76%	1.25%	126.99%
$15.40	20.10%	$ 9,423	1.23%	1.22%	1.35%	19.17%

$ 6.02	(35.74)%	$ 4,836	1.22%	(0.27)%	1.26%	104.23%
$ 9.93	(28.33)%	$ 8,093	1.15%	(0.58)%	1.19%	218.03%
$14.84	36.19%	$ 11,774	1.17%	(0.49)%	1.21%	134.95%
$12.45	(0.49)%	$ 10,381	1.14%	(0.07)%	1.19%	140.90%
$13.90	28.45%	$ 10,444	1.14%	(0.71)%	1.26%	92.74%
$10.95	11.28%	$ 8,079	1.25%	(0.90)%	1.36%	138.61%

$ 7.22	(36.39)%	$ 4,108	1.42%	(0.19)%	1.87%	80.10%
$11.35	(16.80)%	$ 6,814	1.28%	(0.23)%	1.73%	94.93%
$14.92	5.13%	$ 8,839	1.31%	0.42%	1.76%	46.54%
$15.11	6.96%	$ 9,353	1.28%	(0.03)%	1.77%	43.25%
$16.38	19.64%	$ 1,604	1.29%	0.69%	1.77%	8.39%
$14.21	25.53%	$ 353	1.48%	(0.03)%	1.91%	11.25%

$ 3.45	(33.21)%	$ 2,228	1.79%	0.59%	2.30%	149.60%
$ 5.31	(30.82)%	$ 3,524	1.56%	1.11%	1.99%	112.65%
$ 8.41	20.13%	$ 5,204	1.38%	1.02%	1.75%	129.80%
$11.06	17.04%	$ 4,202	1.40%	1.37%	1.75%	36.22%
$ 9.58	19.46%	$ 3,687	1.46%	1.15%	1.83%	44.96%
$ 8.12	19.25%	$ 1,686	1.58%	0.91%	1.92%	50.68%

$11.02	(23.53)%	$112,438	1.28%	2.17%	1.53%	23.97%
$15.34	(12.61)%	$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%	$124,136	1.28%	(0.04)%	1.53%	49.43%
$16.43	11.16%	$ 81,883	1.28%	(0.26)%	1.53%	58.01%
$15.57	20.05%	$ 75,627	1.30%	(0.41)%	1.57%	30.38%
$13.08	25.06%	$ 28,903	1.42%	(0.77)%	1.80%	32.06%

$ 9.20	(24.57)%	$ 77,916	1.18%	2.63%	1.43%	19.26%
$12.35	(12.47)%	$ 98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%	$ 97,491	1.19%	2.53%	1.44%	37.85%
$13.36	15.79%	$ 60,059	1.20%	2.28%	1.45%	45.38%
$12.09	19.55%	$ 40,825	1.10%	2.57%	1.57%	39.65%
$10.35	3.89%	$ 6,342	1.54%	1.79%	2.14%	1.65%

$ 9.68	3.25%	$ 5,360	1.00%	2.81%	1.41%	48.08%
$ 9.54	4.23%	$ 4,680	0.90%	3.42%	1.30%	48.20%
$ 9.52	4.67%	$ 3,978	0.91%	3.77%	1.31%	44.10%
$ 9.48	3.12%	$ 6,233	0.89%	2.99%	1.29%	98.08%
$ 9.50	0.96%	$ 7,980	0.91%	2.40%	1.34%	33.67%
$ 9.70	0.71%	$ 8,456	0.99%	1.85%	1.41%	62.59%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions
		Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.03	0.18(c)	0.47	0.65	(0.20)	—	(0.20)
Year Ended September 30, 2008	$ 9.93	0.41(c)	0.11	0.52	(0.42)	—	(0.42)
Year Ended September 30, 2007	$ 9.89	0.42(c)	0.04	0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41(c)	(0.11)	0.30	(0.42)	—	(0.42)
Year Ended September 30, 2005	$10.24	0.35(c)	(0.15)	0.20	(0.38)	(0.05)	(0.43)
Year Ended September 30, 2004	$10.57	0.32	(0.19)	0.13	(0.33)	(0.13)	(0.46)
Total Return Bond Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.88	0.21(c)	0.17	0.38	(0.22)	—	(0.22)
Year Ended September 30, 2008	$10.12	0.43(c)	(0.21)	0.22	(0.46)	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44(c)	0.01	0.45	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42(c)	(0.12)	0.30	(0.44)	(0.05)	(0.49)
Year Ended September 30, 2005	$10.59	0.38(c)	(0.19)	0.19	(0.44)	(0.03)	(0.47)
Year Ended September 30, 2004	$10.72	0.41	(0.08)	0.33	(0.46)	—	(0.46)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.88	0.17(c)	0.43	0.60	(0.17)	(0.10)	(0.27)
Year Ended September 30, 2008	$10.06	0.32(c)	(0.18)	0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32(c)	(0.06)	0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30	0.06	0.36	(0.30)	—	(0.30)
Year Ended September 30, 2005	$10.22	0.27(c)	(0.16)	0.11	(0.27)	—	(0.27)
Year Ended September 30, 2004	$10.23	0.27(c)	(0.01)	0.26	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.04	0.16(c)	0.51	0.67	(0.15)	(0.08)	(0.23)
Year Ended September 30, 2008	$10.15	0.31(c)	(0.11)	0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31(c)	0.03	0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29	0.10	0.39	(0.29)	—	(0.29)
Year Ended September 30, 2005	$10.15	0.26(c)	(0.13)	0.13	(0.26)	—	(0.26)
Year Ended September 30, 2004	$10.15	0.24	—(d)	0.24	(0.24)	—	(0.24)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.09	0.17(c)	0.38	0.55	(0.17)	(0.10)	(0.27)
Year Ended September 30, 2008	$10.33	0.35(c)	(0.20)	0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35(c)	(0.04)(c)	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36	—(d)	0.36	(0.35)	(0.09)	(0.44)
Year Ended September 30, 2005	$10.67	0.35	(0.19)	0.16	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2004	$10.81	0.32	(0.10)	0.22	(0.32)	(0.04)	(0.36)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.95	0.17(c)	0.42	0.59	(0.17)	(0.17)	(0.34)
Year Ended September 30, 2008	$10.28	0.34(c)	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34(c)	(0.05)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34	(0.01)	0.33	(0.34)	(0.18)	(0.52)
Year Ended September 30, 2005	$10.81	0.34	(0.19)	0.15	(0.34)	(0.08)	(0.42)
Year Ended September 30, 2004	$10.88	0.34	(0.07)	0.27	(0.33)	(0.01)	(0.34)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.11	0.18(c)	0.61	0.79	(0.18)	(0.09)	(0.27)
Year Ended September 30, 2008	$11.32	0.37(c)	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38(c)	(0.04)	0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40	(0.05)	0.35	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$11.74	0.39	(0.22)	0.17	(0.40)	(0.02)	(0.42)
Year Ended September 30, 2004	$11.96	0.38	(0.14)	0.24	(0.38)	(0.08)	(0.46)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.36	0.17(c)	0.26	0.43	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2008	$ 9.71	0.33(c)	(0.33)	—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$ 9.79	0.35(c)	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$ 9.85	0.39	(0.02)	0.37	(0.37)	(0.06)	(0.43)
Year Ended September 30, 2005	$10.08	0.35	(0.15)	0.20	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2004	$10.20	0.32	(0.07)	0.25	(0.33)	(0.04)	(0.37)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income to average net assets(b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.48	6.53%	$12,248	0.94%	3.58%	1.31%	34.52%
$10.03	5.30%	$ 9,654	0.92%	4.08%	1.29%	116.07%
$ 9.93	4.78%	$ 9,050	0.93%	4.27%	1.30%	85.83%
$ 9.89	3.08%	$ 9,748	0.92%	4.21%	1.29%	127.13%
$10.01	1.98%	$13,744	0.96%	3.41%	1.33%	107.04%
$10.24	1.30%	$11,959	1.05%	2.90%	1.42%	98.35%

$10.04	4.00%	$ 9,812	0.95%	4.33%	1.32%	53.37%
$ 9.88	2.06%	$ 8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$ 8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$ 6,407	0.93%	4.16%	1.29%	226.36%
$10.31	1.88%	$ 7,254	0.96%	3.62%	1.33%	173.74%
$10.59	3.22%	$ 4,786	1.07%	3.84%	1.44%	31.95%

$10.21	6.13%	$ 5,593	0.89%	3.33%	1.34%	23.99%
$ 9.88	1.34%	$ 5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$ 4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$ 2,729	0.91%	3.02%	1.37%	64.55%
$10.06	1.06%	$ 2,566	0.89%	2.65%	1.47%	37.50%
$10.22	2.55%	$ 2,746	0.78%	2.63%	1.57%	24.78%

$10.48	6.93%	$ 5,445	0.83%	3.05%	1.35%	31.89%
$10.04	1.84%	$ 4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$ 2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$ 1,966	0.85%	2.89%	1.41%	219.80%
$10.02	1.28%	$ 1,609	0.81%	2.57%	1.52%	44.67%
$10.15	2.37%	$ 667	0.75%	2.32%	1.73%	55.18%

$10.37	5.55%	$23,058	0.90%	3.28%	1.30%	20.85%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%
$10.46	1.49%	$21,600	0.90%	3.29%	1.36%	60.84%
$10.67	2.10%	$22,689	0.90%	3.03%	1.42%	67.80%

$10.20	6.09%	$ 8,173	0.95%	3.36%	1.35%	27.26%
$ 9.95	0.94%	$ 7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$ 3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$ 4,001	0.93%	3.30%	1.35%	80.24%
$10.54	1.39%	$ 4,072	0.92%	3.20%	1.40%	56.03%
$10.81	2.60%	$ 4,149	0.90%	3.11%	1.44%	32.63%

$11.63	7.39%	$10,843	0.91%	3.25%	1.31%	15.88%
$11.11	1.79%	$ 9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$ 8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%
$11.49	1.44%	$13,145	0.89%	3.39%	1.36%	48.04%
$11.74	2.05%	$13,005	0.91%	3.22%	1.43%	45.07%

$ 9.61	4.63%	$15,901	0.91%	3.57%	0.91%	12.59%
$ 9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$ 9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$ 9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%
$ 9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%
$10.08	2.51%	$10,815	1.01%	3.24%	1.03%	16.24%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.03(c)	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$ 1.00	—(d)	—	—(d)	—(d)	—	—(d)
Prime Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.03(c)	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.04	—(d)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$ 1.00	—(d)	—(d)	—(d)	—(d)	—	—(d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—	—	—	—
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$ 1.00	—(d)	—	—(d)	—(d)	—	—(d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 8.43	0.13(c)	(1.13)	(1.00)	(0.13)	(0.14)	(0.27)
Year Ended September 30, 2008	$10.53	0.26(c)	(1.24)	(0.98)	(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$ 9.96	0.34(c)	0.53	0.87	(0.30)	—	(0.30)
Year Ended September 30, 2006	$ 9.76	0.31(c)	0.22	0.53	(0.33)	—	(0.33)
Year Ended September 30, 2005	$ 9.30	0.23	0.45	0.68	(0.22)	—	(0.22)
Year Ended September 30, 2004	$ 8.84	0.16(c)	0.46	0.62	(0.16)	—	(0.16)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.77	0.10(c)	(1.54)	(1.44)	(0.10)	—	(0.10)
Year Ended September 30, 2008	$10.94	0.17(c)	(1.86)	(1.69)	(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29(c)	0.87	1.16	(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$ 9.79	0.24(c)	0.45	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.01	0.17(c)	0.76	0.93	(0.15)	—	(0.15)
Year Ended September 30, 2004	$ 8.28	0.08(c)	0.73	0.81	(0.08)	—	(0.08)
Capital Manager Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.33	0.08(c)	(1.84)	(1.76)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$11.13	0.11(c)	(2.21)	(2.10)	(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25(c)	1.08	1.33	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$ 9.68	0.20(c)	0.56	0.76	(0.21)	—	(0.21)
Year Ended September 30, 2005	$ 8.70	0.13	0.96	1.09	(0.11)	—	(0.11)
Year Ended September 30, 2004	$ 7.81	0.05(c)	0.88	0.93	(0.04)	—	(0.04)
Capital Manager Equity Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.41	0.06(c)	(2.41)	(2.35)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04(c)	(2.76)	(2.72)	(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21(c)	1.43	1.64	(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17(c)	0.83	1.00	(0.19)	(0.19)	(0.38)
Year Ended September 30, 2005	$ 9.58	0.09(c)	1.34	1.43	(0.06)	—	(0.06)
Year Ended September 30, 2004	$ 8.45	0.02(c)	1.12	1.14	(0.01)	—	(0.01)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 1.00	0.56%	$ 74	0.67%	0.95%	0.97%	—
$ 1.00	2.11%	$ 4	0.66%	2.48%	0.96%	—
$ 1.00	3.08%	$ 526	0.66%	3.06%	0.97%	—
$ 1.00	0.51%	$ 1	0.62%	2.96%	1.26%	—

$ 1.00	0.52%	$373,618	1.03%	1.22%	1.15%	—
$ 1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$ 1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$ 1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—
$ 1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—
$ 1.00	0.41%	$426,217	0.86%	0.40%	1.20%	—

$ 1.00	0.02%	$212,422	0.39%	0.05%	1.12%	—
$ 1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$ 1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$ 1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—
$ 1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—
$ 1.00	0.31%	$122,500	0.79%	0.31%	1.21%	—

$ 7.16	(11.86)%	$ 4,925	0.48%	3.38%	0.99%	11.06%
$ 8.43	(10.33)%	$ 7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$ 9,781	0.35%	3.28%	0.91%	29.58%
$ 9.96	5.54%	$ 9,365	0.33%	3.12%	0.95%	5.69%
$ 9.76	7.39%	$ 8,646	0.43%	2.45%	1.01%	52.50%
$ 9.30	6.97%	$ 5,242	0.69%	1.68%	1.14%	2.47%

$ 6.23	(18.56)%	$ 19,112	0.41%	3.06%	0.91%	7.60%
$ 7.77	(17.44)%	$ 27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$ 38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$ 33,472	0.35%	2.44%	0.97%	7.33%
$ 9.79	10.35%	$ 28,912	0.48%	1.77%	1.05%	37.83%
$ 9.01	9.77%	$ 20,428	0.74%	0.92%	1.19%	0.17%

$ 5.49	(24.15)%	$ 12,644	0.42%	2.74%	0.92%	8.05%
$ 7.33	(21.65)%	$ 18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$ 26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$ 22,801	0.36%	2.01%	0.98%	6.26%
$ 9.68	12.51%	$ 17,219	0.48%	1.37%	1.07%	26.22%
$ 8.70	11.85%	$ 12,007	0.75%	0.52%	1.23%	0.19%

$ 5.00	(31.75)%	$ 3,465	0.50%	2.18%	1.01%	7.86%
$ 7.41	(26.23)%	$ 5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$ 9,384	0.37%	1.77%	0.93%	48.80%
$11.57	9.39%	$ 7,762	0.36%	1.53%	0.97%	1.48%
$10.95	14.95%	$ 6,183	0.45%	0.91%	1.09%	2.14%
$ 9.58	13.53%	$ 3,557	0.77%	0.22%	1.31%	3.10%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.11	0.04(c)	(3.42)	(3.38)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04(c)	(5.05)	(5.01)	(0.05)	(2.73)	(2.78)
Year Ended September 30, 2007	$20.15	0.09(c)	2.12	2.21	(0.11)	(3.35)	(3.46)
Year Ended September 30, 2006	$19.31	0.16(c)	2.27	2.43	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.12	0.13	2.22	2.35	(0.16)	—	(0.16)
Year Ended September 30, 2004	$14.75	0.09	2.38	2.47	(0.10)	—	(0.10)
Mid Cap Value Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.14	(0.02)(c)	(3.05)	(3.07)	(0.01)	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)(c)	(2.98)	(3.05)	—	(1.36)	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)(c)	2.08	2.01	—(d)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)(c)	1.59	1.52	—(d)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—(c)(d)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.91	0.07(c)	2.42	2.49	(0.10)	—	(0.10)
Mid Cap Growth Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.31	(0.03)(c)	(3.31)	(3.34)	—	(0.38)	(0.38)
Year Ended September 30, 2008	$14.06	(0.16)(c)	(3.56)	(3.72)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$11.95	(0.15)(c)	3.91	3.76	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.11)(c)	0.01(e)	(0.10)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17)(c)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$ 9.68	(0.16)	1.18	1.02	—	—	—
Small Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.86	(0.04)(c)	(3.94)	(3.98)	—	—	—
Year Ended September 30, 2008	$14.43	(0.12)(c)	(2.25)	(2.37)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$14.73	(0.05)(c)	0.72	0.67	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.11	(0.12)(c)	1.05	0.93	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	—(c)(d)	2.58	2.58	(0.11)	(0.42)	(0.53)
Year Ended September 30, 2004	$11.40	(0.10)(c)	2.88	2.78	—	(0.12)	(0.12)
International Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 4.75	—(c)(d)	(1.57)	(1.57)	(0.11)	—	(0.11)
Year Ended September 30, 2008	$ 7.65	0.02(c)	(2.16)	(2.14)	(0.01)	(0.75)	(0.76)
Year Ended September 30, 2007	$10.46	0.03(c)	1.72	1.75	(0.04)	(4.52)	(4.56)
Year Ended September 30, 2006	$ 9.09	0.06(c)	1.42	1.48	(0.11)	—	(0.11)
Year Ended September 30, 2005	$ 7.74	0.03(c)	1.38	1.41	(0.06)	—	(0.06)
Year Ended September 30, 2004	$ 6.57	0.02(c)	1.19	1.21	(0.04)	—	(0.04)
Special Opportunities Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$14.65	0.09(c)	(3.61)	(3.52)	(0.03)	(0.63)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)(c)	(2.02)	(2.23)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.00	(0.13)(c)	3.36	3.23	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)	1.66	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)	2.59	2.46	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.12)	2.65	2.53	—	(0.08)	(0.08)
Equity Income Fund
Six Months Ended March 31, 2009 (Unaudited)	$12.31	0.09(c)	(3.14)	(3.05)	(0.06)	(0.03)	(0.09)
Year Ended September 30, 2008	$14.99	0.32(c)	(2.20)	(1.88)	(0.22)	(0.58)	(0.80)
Year Ended September 30, 2007	$13.33	0.25(c)	2.31	2.56	(0.22)	(0.68)	(0.90)
Year Ended September 30, 2006	$12.08	0.19	1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.16	1.77	1.93	(0.17)	(0.02)	(0.19)
June 30, 2004 to September 30, 2004 (f)	$10.00	0.03(c)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.00	0.15(c)	0.46	0.61	(0.16)	—	(0.16)
Year Ended September 30, 2008	$ 9.90	0.34(c)	0.10	0.44	(0.34)	—	(0.34)
Year Ended September 30, 2007	$ 9.86	0.35(c)	0.04	0.39	(0.35)	—	(0.35)
Year Ended September 30, 2006	$ 9.98	0.34(c)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27(c)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.21	(0.16)	0.05	(0.25)	(0.13)	(0.38)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income (loss) to average net assets(b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 7.68	(30.43)%	$ 4,341	1.85%	0.94%	1.99%	37.92%
$11.11	(29.98)%	$ 7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%	$17,796	1.91%	0.50%	1.97%	68.60%
$20.15	13.45%	$14,808	1.88%	0.85%	1.93%	34.83%
$19.31	13.75%	$22,148	1.89%	0.82%	1.99%	19.50%
$17.12	16.75%	$26,309	1.95%	0.58%	2.06%	16.40%

$ 7.06	(30.21)%	$ 2,535	1.97%	(0.52)%	2.01%	29.98%
$10.14	(22.60)%	$ 4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%	$ 6,112	1.91%	(0.48)%	1.95%	58.59%
$13.23	12.38%	$ 5,391	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.94%	$ 4,534	1.89%	0.02%	1.99%	126.99%
$15.30	19.31%	$ 3,582	1.98%	0.47%	2.10%	19.17%

$ 5.59	(36.10)%	$ 1,100	1.96%	(1.02)%	2.00%	104.23%
$ 9.31	(28.79)%	$ 2,093	1.90%	(1.32)%	1.94%	218.03%
$14.06	35.13%	$ 2,697	1.92%	(1.24)%	1.96%	134.95%
$11.95	(1.23)%	$ 2,377	1.89%	(0.83)%	1.94%	140.90%
$13.47	27.42%	$ 2,395	1.91%	(1.46)%	2.01%	92.74%
$10.70	10.54%	$ 1,973	2.00%	(1.65)%	2.11%	138.61%

$ 6.88	(36.65)%	$ 1,064	2.17%	(0.94)%	2.37%	80.10%
$10.86	(17.42)%	$ 1,960	2.03%	(1.00)%	2.23%	94.93%
$14.43	4.37%	$ 3,393	2.06%	(0.31)%	2.26%	46.54%
$14.73	6.19%	$ 4,092	2.04%	(0.79)%	2.28%	43.25%
$16.11	18.79%	$ 259	2.05%	0.00%	2.27%	8.39%
$14.06	24.56%	$ 136	2.22%	(0.75)%	2.41%	11.25%

$ 3.07	(33.47)%	$ 717	2.54%	(0.16)%	2.80%	149.60%
$ 4.75	(31.33)%	$ 1,281	2.31%	0.38%	2.49%	112.65%
$ 7.65	19.28%	$ 2,041	2.12%	0.26%	2.25%	129.80%
$10.46	16.27%	$ 1,819	2.15%	0.64%	2.25%	36.22%
$ 9.09	18.34%	$ 2,007	2.20%	0.36%	2.33%	44.96%
$ 7.74	18.47%	$ 2,140	2.33%	0.24%	2.42%	50.68%

$10.47	(23.84)%	$18,531	2.02%	1.60%	2.02%	23.97%
$14.65	(13.28)%	$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%	$29,931	2.03%	(0.79)%	2.03%	49.43%
$16.00	10.35%	$22,901	2.03%	(1.01)%	2.03%	58.01%
$15.29	19.09%	$21,911	2.06%	(1.18)%	2.08%	30.38%
$12.95	24.17%	$13,215	2.15%	(1.51)%	2.30%	32.06%

$ 9.17	(24.86)%	$11,403	1.93%	1.88%	1.93%	19.26%
$12.31	(13.14)%	$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%	$14,796	1.94%	1.78%	1.94%	37.85%
$13.33	14.84%	$ 9,592	1.95%	1.52%	1.95%	45.38%
$12.08	18.79%	$ 5,611	1.87%	1.74%	2.09%	39.65%
$10.34	3.66%	$ 1,672	2.29%	1.07%	2.65%	1.65%

$10.45	6.15%	$ 3,767	1.69%	2.84%	1.81%	34.52%
$10.00	4.52%	$ 3,070	1.67%	3.34%	1.79%	116.07%
$ 9.90	4.01%	$ 3,006	1.68%	3.52%	1.80%	85.83%
$ 9.86	2.32%	$ 4,020	1.68%	3.48%	1.79%	127.13%
$ 9.98	1.33%	$ 5,725	1.71%	2.67%	1.84%	107.04%
$10.20	0.55%	$ 6,883	1.80%	2.15%	1.92%	98.35%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.89	0.18(c)	0.16	0.34	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.13	0.36(c)	(0.22)	0.14	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37(c)	—	0.37	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30(c)	(0.18)	0.12	(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.32	(0.07)	0.25	(0.38)	—	(0.38)
Prime Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—	—	—	—
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$ 1.00	—(d)	—(d)	—(d)	—(d)	—	—(d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—	—	—	—
Year Ended September 30, 2008	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$ 1.00	—(d)	—	—(d)	—(d)	—	—(d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 8.43	0.10(c)	(1.12)	(1.02)	(0.10)	(0.14)	(0.24)
Year Ended September 30, 2008	$10.54	0.19(c)	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$ 9.96	0.27(c)	0.54	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2006	$ 9.76	0.23(c)	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.30	0.16	0.45	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2004	$ 8.85	0.09(c)	0.45	0.54	(0.09)	—	(0.09)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.62	0.07(c)	(1.51)	(1.44)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.75	0.10(c)	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21(c)	0.85	1.06	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$ 9.64	0.17(c)	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$ 8.86	0.09(c)	0.77	0.86	(0.08)	—	(0.08)
Year Ended September 30, 2004	$ 8.15	0.02(c)	0.71	0.73	(0.02)	—	(0.02)
Capital Manager Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.17	0.06(c)	(1.80)	(1.74)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$10.92	0.04(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$ 9.51	0.12(c)	0.56	0.68	(0.14)	—	(0.14)
Year Ended September 30, 2005	$ 8.55	0.05(c)	0.95	1.00	(0.04)	—	(0.04)
Year Ended September 30, 2004	$ 7.70	(0.02)(c)	0.87	0.85	—	—	—
Capital Manager Equity Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.09	0.04(c)	(2.30)	(2.26)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)(c)	(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12(c)	1.38	1.50	(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09(c)	0.80	0.89	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$ 9.36	0.01(c)	1.31	1.32	(0.01)	—	(0.01)
Year Ended September 30, 2004	$ 8.30	(0.05)(c)	1.11	1.06	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.05	3.51%	$ 5,198	1.69%	3.58%	1.81%	53.37%
$ 9.89	1.31%	$ 4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$ 4,992	1.68%	3.62%	1.80%	222.24%
$10.13	2.27%	$ 4,872	1.68%	3.39%	1.79%	226.36%
$10.32	1.21%	$ 6,161	1.71%	2.87%	1.84%	173.14%
$10.59	2.45%	$ 6,602	1.82%	3.09%	1.94%	31.95%

$ 1.00	0.33%	$ 2,292	1.40%	0.65%	1.66%	—
$ 1.00	2.35%	$ 1,767	1.46%	2.26%	1.58%	—
$ 1.00	4.01%	$ 1,629	1.48%	3.92%	1.60%	—
$ 1.00	3.37%	$ 2,256	1.48%	3.34%	1.59%	—
$ 1.00	1.32%	$ 1,790	1.49%	1.28%	1.63%	—
$ 1.00	0.06%	$ 2,280	1.20%	0.06%	1.70%	—

$ 1.00	0.02%	$ 1,318	0.35%	0.04%	1.63%	—
$ 1.00	1.28%	$ 597	1.38%	1.14%	1.58%	—
$ 1.00	3.72%	$ 301	1.46%	3.64%	1.60%	—
$ 1.00	3.12%	$ 381	1.46%	2.97%	1.59%	—
$ 1.00	1.09%	$ 807	1.48%	1.05%	1.64%	—
$ 1.00	0.05%	$ 887	1.05%	0.05%	1.71%	—

$ 7.17	(12.08)%	$ 2,906	1.24%	2.64%	1.49%	11.06%
$ 8.43	(11.09)%	$ 4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$ 4,779	1.10%	2.60%	1.41%	29.58%
$ 9.96	4.75%	$ 4,968	1.08%	2.37%	1.45%	5.69%
$ 9.76	6.58%	$ 4,992	1.20%	1.64%	1.51%	52.50%
$ 9.30	6.10%	$ 4,857	1.44%	0.93%	1.64%	2.47%

$ 6.10	(18.97)%	$10,567	1.16%	2.31%	1.41%	7.60%
$ 7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%
$ 9.64	9.72%	$21,909	1.24%	0.99%	1.55%	37.83%
$ 8.86	8.94%	$19,049	1.49%	0.17%	1.69%	0.17%

$ 5.37	(24.32)%	$ 8,817	1.17%	2.00%	1.42%	8.05%
$ 7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%
$ 9.51	11.68%	$17,141	1.23%	0.59%	1.57%	26.22%
$ 8.55	11.04%	$13,730	1.50%	(0.23)%	1.73%	0.19%

$ 4.78	(32.10)%	$ 3,462	1.25%	1.45%	1.51%	7.86%
$ 7.09	(26.69)%	$ 5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$ 8,535	1.12%	1.07%	1.43%	48.80%
$11.26	8.51%	$ 8,023	1.11%	0.80%	1.47%	1.48%
$10.67	14.11%	$ 7,515	1.21%	0.11%	1.58%	2.14%
$ 9.36	12.77%	$ 5,720	1.52%	(0.54)%	1.81%	3.10%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.08	0.04(c)	(3.41)	(3.37)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04(c)	(5.05)	(5.01)	(0.05)	(2.73)	(2.78)
Year Ended September 30, 2007	$20.11	0.09(c)	2.13	2.22	(0.11)	(3.35)	(3.46)
Year Ended September 30, 2006	$19.28	0.16(c)	2.26	2.42	(0.15)	(1.44)	(1.59)
Year Ended September 30, 2005	$17.09	0.14	2.19	2.33	(0.14)	—	(0.14)
Year Ended September 30, 2004	$14.73	0.09	2.37	2.46	(0.10)	—	(0.10)
Mid Cap Value Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.14	(0.02)(c)	(3.06)	(3.08)	(0.01)	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)(c)	(2.98)	(3.05)	—	(1.36)	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)(c)	2.08	2.01	—(d)	(0.69)	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)(c)	1.59	1.52	—(d)	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—(c)(d)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.92	0.07(c)	2.41	2.48	(0.10)	—	(0.10)
Mid Cap Growth Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.32	(0.03)(c)	(3.31)	(3.34)	—	(0.38)	(0.38)
Year Ended September 30, 2008	$14.08	(0.16)(c)	(3.57)	(3.73)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$11.96	(0.15)(c)	3.92	3.77	—	(1.65)	(1.65)
Year Ended September 30, 2006	$13.47	(0.09)(c)	—(d)	(0.09)	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17)(c)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$ 9.69	(0.16)	1.17	1.01	—	—	—
Small Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.84	(0.03)(c)	(3.95)	(3.98)	—	—	—
Year Ended September 30, 2008	$14.41	(0.12)(c)	(2.25)	(2.37)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$14.71	(0.06)(c)	0.73	0.67	(0.06)	(0.91)	(0.97)
Year Ended September 30, 2006	$16.10	(0.11)(c)	1.03	0.92	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	(0.02)(c)	2.60	2.58	(0.12)	(0.42)	(0.54)
Year Ended September 30, 2004	$11.40	(0.12)(c)	2.90	2.78	—	(0.12)	(0.12)
International Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 4.73	—(c)(d)	(1.56)	(1.56)	(0.11)	—	(0.11)
Year Ended September 30, 2008	$ 7.62	0.03(c)	(2.16)	(2.13)	(0.01)	(0.75)	(0.76)
Year Ended September 30, 2007	$10.44	0.01(c)	1.73	1.74	(0.04)	(4.52)	(4.56)
Year Ended September 30, 2006	$ 9.07	0.05(c)	1.42	1.47	(0.10)	—	(0.10)
Year Ended September 30, 2005	$ 7.74	0.06(c)	1.36	1.42	(0.09)	—	(0.09)
Year Ended September 30, 2004	$ 6.58	—(c)	1.20	1.20	(0.04)	—	(0.04)
Special Opportunities Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$14.66	0.08(c)	(3.60)	(3.52)	(0.03)	(0.63)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)(c)	(2.02)	(2.23)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.01	(0.13)(c)	3.36	3.23	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)	1.64	1.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)	2.60	2.47	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.11)	2.64	2.53	—	(0.08)	(0.08)
Equity Income Fund
Six Months Ended March 31, 2009 (Unaudited)	$12.30	0.09(c)	(3.14)	(3.05)	(0.06)	(0.03)	(0.09)
Year Ended September 30, 2008	$14.98	0.33(c)	(2.21)	(1.88)	(0.22)	(0.58)	(0.80)
Year Ended September 30, 2007	$13.32	0.26(c)	2.30	2.56	(0.22)	(0.68)	(0.90)
Year Ended September 30, 2006	$12.07	0.19	1.56	1.75	(0.23)	(0.27)	(0.50)
Year Ended September 30, 2005	$10.34	0.17	1.76	1.93	(0.18)	(0.02)	(0.20)
June 30, 2004 to September 30, 2004 (e)	$10.00	0.03(c)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.01	0.14(c)	0.47	0.61	(0.16)	—	(0.16)
Year Ended September 30, 2008	$ 9.90	0.34(c)	0.12	0.46	(0.35)	—	(0.35)
Year Ended September 30, 2007	$ 9.86	0.35(c)	0.04	0.39	(0.35)	—	(0.35)
Year Ended September 30, 2006	$ 9.98	0.34(c)	(0.12)	0.22	(0.34)	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27(c)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.17	(0.12)	0.05	(0.25)	(0.13)	(0.38)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income (loss) to average net assets(b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 7.65	(30.45)%	$ 74	1.85%	0.92%	1.99%	37.92%
$11.08	(30.00)%	$ 143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%	$ 239	1.91%	0.50%	1.97%	68.60%
$20.11	13.42%	$ 161	1.88%	0.82%	1.94%	34.83%
$19.28	13.77%	$ 176	1.88%	0.80%	1.98%	19.50%
$17.09	16.72%	$ 157	1.95%	0.57%	2.07%	16.40%

$ 7.05	(30.40)%	$ 114	1.96%	(0.55)%	2.00%	29.98%
$10.14	(22.59)%	$ 328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%	$ 1,126	1.91%	(0.49)%	1.95%	58.59%
$13.23	12.38%	$ 743	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.97%	$ 351	1.90%	0.01%	2.00%	126.99%
$15.30	19.20%	$ 523	1.98%	0.45%	2.10%	19.17%

$ 5.60	(36.06)%	$ 15	1.94%	(0.99)%	1.98%	104.23%
$ 9.32	(28.82)%	$ 28	1.90%	(1.35)%	1.94%	218.03%
$14.08	35.19%	$ 46	1.92%	(1.23)%	1.96%	134.95%
$11.96	(1.15)%	$ 33	1.88%	(0.70)%	1.93%	140.90%
$13.47	27.42%	$ 77	1.91%	(1.46)%	2.00%	92.74%
$10.70	10.42%	$ 208	2.00%	(1.65)%	2.11%	138.61%

$ 6.86	(36.72)%	$ 9	2.15%	(0.92)%	2.35%	80.10%
$10.84	(17.44)%	$ 12	2.03%	(0.98)%	2.23%	94.93%
$14.41	4.37%	$ 26	2.06%	(0.41)%	2.26%	46.54%
$14.71	6.17%	$ 20	2.03%	(0.76)%	2.27%	43.25%
$16.10	18.71%	$ 4	2.04%	(0.12)%	2.25%	8.39%
$14.06	24.56%	$ 1	2.25%	(0.89)%	2.44%	11.25%

$ 3.06	(33.39)%	$ 113	2.54%	(0.16)%	2.81%	149.60%
$ 4.73	(31.30)%	$ 172	2.31%	0.48%	2.50%	112.65%
$ 7.62	19.28%	$ 244	2.13%	0.12%	2.26%	129.80%
$10.44	16.26%	$ 188	2.15%	0.47%	2.25%	36.22%
$ 9.07	18.38%	$ 92	2.23%	0.70%	2.34%	44.96%
$ 7.74	18.30%	$ 2	2.32%	(0.04)%	2.42%	50.68%

$10.48	(23.82)%	$37,246	2.02%	1.55%	2.02%	23.97%
$14.66	(13.27)%	$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%	$50,577	2.03%	(0.79)%	2.03%	49.43%
$16.01	10.34%	$34,418	2.03%	(1.02)%	2.03%	58.01%
$15.30	19.16%	$30,299	2.06%	(1.17)%	2.08%	30.38%
$12.95	24.17%	$15,611	2.15%	(1.51)%	2.30%	32.06%

$ 9.16	(24.87)%	$26,021	1.93%	1.88%	1.93%	19.26%
$12.30	(13.07)%	$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%	$26,044	1.94%	1.79%	1.94%	37.85%
$13.32	14.85%	$14,261	1.95%	1.52%	1.95%	45.38%
$12.07	18.74%	$ 8,683	1.87%	1.77%	2.08%	39.65%
$10.34	3.66%	$ 1,816	2.29%	1.14%	2.65%	1.65%

$10.46	6.14%	$ 218	1.69%	2.81%	1.80%	34.52%
$10.01	4.62%	$ 176	1.67%	3.33%	1.79%	116.07%
$ 9.90	4.01%	$ 201	1.68%	3.52%	1.80%	85.83%
$ 9.86	2.31%	$ 207	1.68%	3.47%	1.79%	127.13%
$ 9.98	1.33%	$ 274	1.71%	2.66%	1.84%	107.04%
$10.20	0.55%	$ 607	1.80%	2.15%	1.92%	98.35%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.89	0.18(c)	0.17	0.35	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.14	0.36(c)	(0.23)	0.13	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37(c)	0.01	0.38	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30(c)	(0.18)	0.12	(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.33	(0.08)	0.25	(0.38)	—	(0.38)
Prime Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—	—	—	—
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$ 1.00	—(d)	—(d)	—(d)	—(d)	—	—(d)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—	—	—
Year Ended September 30, 2008	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$ 1.00	—(d)	—	—(d)	—(d)	—	—(d)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 8.41	0.10(c)	(1.12)	(1.02)	(0.11)	(0.14)	(0.25)
Year Ended September 30, 2008	$10.51	0.19(c)	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$ 9.93	0.27(c)	0.53	0.80	(0.22)	—	(0.22)
Year Ended September 30, 2006	$ 9.73	0.23(c)	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.27	0.16	0.45	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2004	$ 8.82	0.09(c)	0.44	0.53	(0.08)	—	(0.08)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.67	0.07(c)	(1.52)	(1.45)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.81	0.09(c)	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21(c)	0.86	1.07	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$ 9.69	0.17(c)	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$ 8.91	0.09(c)	0.77	0.86	(0.08)	—	(0.08)
Year Ended September 30, 2004	$ 8.18	0.01(c)	0.73	0.74	(0.01)	—	(0.01)
Capital Manager Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.17	0.06(c)	(1.80)	(1.74)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$10.92	0.04(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$ 9.52	0.11(c)	0.57	0.68	(0.15)	—	(0.15)
Year Ended September 30, 2005	$ 8.56	0.04(c)	0.95	0.99	(0.03)	—	(0.03)
Year Ended September 30, 2004	$ 7.71	(0.02)(c)	0.87	0.85	—	—	—
Capital Manager Equity Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.10	0.04(c)	(2.30)	(2.26)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)(c)	(2.66)	(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12(c)	1.41	1.53	(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10(c)	0.78	0.88	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$ 9.33	(0.01)(c)	1.32	1.31	—(d)	—	—(d)
Year Ended September 30, 2004	$ 8.28	(0.05)(c)	1.10	1.05	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.06	3.61%	$ 238	1.69%	3.57%	1.81%	53.37%
$ 9.89	1.21%	$ 184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$ 115	1.68%	3.61%	1.80%	222.24%
$10.13	2.18%	$ 116	1.68%	3.35%	1.79%	226.36%
$10.32	1.21%	$ 218	1.71%	2.88%	1.84%	173.74%
$10.59	2.44%	$ 257	1.82%	3.09%	1.94%	31.95%

$ 1.00	0.33%	$1,214	1.38%	0.52%	1.66%	—
$ 1.00	2.36%	$ 244	1.46%	2.46%	1.59%	—
$ 1.00	3.99%	$ 460	1.48%	3.91%	1.59%	—
$ 1.00	3.35%	$ 393	1.48%	3.35%	1.59%	—
$ 1.00	1.32%	$ 326	1.49%	1.29%	1.64%	—
$ 1.00	0.06%	$ 453	1.20%	0.06%	1.70%	—

$ 1.00	0.03%	$ 65	0.33%	0.06%	1.62%	—
$ 1.00	1.29%	$ 37	1.38%	1.30%	1.58%	—
$ 1.00	3.68%	$ 42	1.47%	3.63%	1.61%	—
$ 1.00	3.13%	$ 55	1.45%	3.30%	1.59%	—
$ 1.00	1.07%	$ 38	1.50%	1.40%	1.66%	—
$ 1.00	0.05%	$ 5	1.02%	0.05%	1.71%	—

$ 7.14	(12.20)%	$ 83	1.24%	2.67%	1.50%	11.06%
$ 8.41	(10.99)%	$ 94	1.10%	1.99%	1.35%	39.99%
$10.51	8.11%	$ 77	1.10%	2.58%	1.41%	29.58%
$ 9.93	4.75%	$ 127	1.08%	2.35%	1.45%	5.69%
$ 9.73	6.58%	$ 155	1.20%	1.63%	1.52%	52.50%
$ 9.27	6.06%	$ 180	1.44%	0.93%	1.64%	2.47%

$ 6.14	(18.96)%	$ 66	1.16%	2.32%	1.41%	7.60%
$ 7.67	(18.02)%	$ 79	1.10%	1.04%	1.35%	63.63%
$10.81	10.72%	$ 156	1.11%	1.98%	1.42%	40.05%
$10.10	6.19%	$ 139	1.10%	1.71%	1.47%	7.33%
$ 9.69	9.62%	$ 122	1.25%	0.95%	1.56%	37.83%
$ 8.91	9.08%	$ 178	1.49%	0.17%	1.69%	0.17%

$ 5.37	(24.30)%	$ 43	1.17%	2.02%	1.42%	8.05%
$ 7.17	(22.31)%	$ 55	1.10%	0.49%	1.35%	77.54%
$10.92	12.33%	$ 78	1.11%	1.74%	1.43%	44.48%
$10.05	7.19%	$ 61	1.11%	1.17%	1.46%	6.26%
$ 9.52	11.61%	$ 37	1.26%	0.43%	1.59%	26.22%
$ 8.56	11.02%	$ 63	1.50%	(0.23)%	1.73%	0.19%

$ 4.79	(31.97)%	$ 1	1.11%	1.59%	1.24%	7.86%
$ 7.10	(26.77)%	$ 1	1.13%	(0.32)%	1.43%	67.40%
$11.87	14.13%	$ 1	1.00%	1.02%	1.25%	48.80%
$11.22	8.44%	$ 10	1.11%	0.90%	1.48%	1.48%
$10.64	14.15%	$ 19	1.27%	(0.09)%	1.63%	2.14%
$ 9.33	12.68%	$ 85	1.52%	(0.54)%	1.81%	3.10%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Large Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.36	0.08(c)	(3.49)	(3.41)	(0.10)	—	(0.10)
Year Ended September 30, 2008	$19.20	0.18(c)	(5.16)	(4.98)	(0.13)	(2.73)	(2.86)
Year Ended September 30, 2007	$20.38	0.29(c)	2.16	2.45	(0.28)	(3.35)	(3.63)
Year Ended September 30, 2006	$19.51	0.35(c)	2.31	2.66	(0.35)	(1.44)	(1.79)
Year Ended September 30, 2005	$17.29	0.34	2.22	2.56	(0.34)	—	(0.34)
Year Ended September 30, 2004	$14.90	0.26	2.39	2.65	(0.26)	—	(0.26)
Mid Cap Value Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.56	0.02(c)	(3.18)	(3.16)	(0.03)	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05(c)	(3.10)	(3.05)	(0.03)	(1.36)	(1.39)
Year Ended September 30, 2007	$13.54	0.08(c)	2.13	2.21	(0.06)	(0.69)	(0.75)
Year Ended September 30, 2006	$13.38	0.06(c)	1.62	1.68	(0.07)	(1.45)	(1.52)
Year Ended September 30, 2005	$15.41	0.17(c)	3.05	3.22	(0.16)	(5.09)	(5.25)
Year Ended September 30, 2004	$12.98	0.22(c)	2.42	2.64	(0.21)	—	(0.21)
Mid Cap Growth Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.60	—(c)(d)	(3.77)	(3.77)	—	(0.38)	(0.38)
Year Ended September 30, 2008	$15.73	(0.04)(c)	(4.06)	(4.10)	—	(1.03)	(1.03)
Year Ended September 30, 2007	$13.09	(0.04)(c)	4.35	4.31	(0.02)	(1.65)	(1.67)
Year Ended September 30, 2006	$14.51	0.02(c)	0.02(e)	0.04	(0.04)	(1.42)	(1.46)
Year Ended September 30, 2005	$11.40	(0.06)(c)	3.31	3.25	—	(0.14)	(0.14)
Year Ended September 30, 2004	$10.22	(0.08)	1.26	1.18	—	—	—
Small Cap Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.47	—(c)(d)	(4.17)	(4.17)	—	—	—
Year Ended September 30, 2008	$15.03	—(c)(d)	(2.36)	(2.36)	—	(1.20)	(1.20)
Year Ended September 30, 2007	$15.19	0.10(c)	0.75	0.85	(0.10)	(0.91)	(1.01)
Year Ended September 30, 2006	$16.44	0.05(c)	1.05	1.10	(0.05)	(2.30)	(2.35)
Year Ended September 30, 2005	$14.23	0.16(c)	2.62	2.78	(0.15)	(0.42)	(0.57)
Year Ended September 30, 2004	$11.44	0.02(c)	2.91	2.93	(0.02)	(0.12)	(0.14)
International Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 5.47	0.02(c)	(1.80)	(1.78)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$ 8.64	0.10(c)	(2.49)	(2.39)	(0.03)	(0.75)	(0.78)
Year Ended September 30, 2007	$11.23	0.14(c)	1.88	2.02	(0.09)	(4.52)	(4.61)
Year Ended September 30, 2006	$ 9.72	0.18(c)	1.50	1.68	(0.17)	—	(0.17)
Year Ended September 30, 2005	$ 8.24	0.12(c)	1.49	1.61	(0.13)	—	(0.13)
Year Ended September 30, 2004	$ 6.98	0.10(c)	1.26	1.36	(0.10)	—	(0.10)
Special Opportunities Equity Fund
Six Months Ended March 31, 2009 (Unaudited)	$15.58	0.13(c)	(3.82)	(3.69)	(0.06)	(0.63)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)(c)	(2.14)	(2.18)	—	(0.75)	(0.75)
Year Ended September 30, 2007	$16.57	0.03(c)	3.51	3.54	—	(1.60)	(1.60)
Year Ended September 30, 2006	$15.65	— (d)	1.71	1.71	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)	2.68	2.65	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.05)	2.72	2.67	—	(0.08)	(0.08)
Equity Income Fund
Six Months Ended March 31, 2009 (Unaudited)	$12.37	0.14(c)	(3.17)	(3.03)	(0.10)	(0.03)	(0.13)
Year Ended September 30, 2008	$15.05	0.51(c)	(2.26)	(1.75)	(0.35)	(0.58)	(0.93)
Year Ended September 30, 2007	$13.37	0.40(c)	2.31	2.71	(0.35)	(0.68)	(1.03)
Year Ended September 30, 2006	$12.10	0.32	1.57	1.89	(0.35)	(0.27)	(0.62)
Year Ended September 30, 2005	$10.35	0.28	1.76	2.04	(0.27)	(0.02)	(0.29)
June 30, 2004 to September 30, 2004 (f)	$10.00	0.05(c)	0.34	0.39	(0.04)	—	(0.04)
Short U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.54	0.14(c)	0.18	0.32	(0.18)	—	(0.18)
Year Ended September 30, 2008	$ 9.53	0.35(c)	0.06	0.41	(0.40)	—	(0.40)
Year Ended September 30, 2007	$ 9.49	0.38(c)	0.08	0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$ 9.51	0.30(c)	0.01(e)	0.31	(0.33)	—	(0.33)
Year Ended September 30, 2005	$ 9.71	0.25	(0.13)	0.12	(0.32)	—	(0.32)
Year Ended September 30, 2004	$ 9.90	0.20	(0.11)	0.09	(0.28)	—	(0.28)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

Net Asset Value, End of Period	Total Return (a)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 7.85	(30.09)%	$154,766	0.85%	1.94%	0.99%	37.92%
$11.36	(29.32)%	$257,036	0.89%	1.28%	0.94%	38.43%
$19.20	12.89%	$602,101	0.91%	1.50%	0.96%	68.60%
$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%
$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%
$17.29	17.86%	$620,186	0.95%	1.58%	1.06%	16.40%

$ 7.37	(29.96)%	$123,349	0.97%	0.50%	1.01%	65.74%
$10.56	(21.87)%	$163,840	0.89%	0.43%	0.93%	65.74%
$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%
$15.41	20.44%	$182,791	0.98%	1.47%	1.10%	19.17%

$ 6.45	(35.75)%	$ 99,336	0.97%	(0.02)%	1.01%	104.23%
$10.60	(28.12)%	$162,072	0.90%	(0.31)%	0.94%	218.03%
$15.73	36.43%	$197,736	0.90%	(0.25)%	0.94%	134.95%
$13.09	(0.15)%	$132,677	0.89%	0.17%	0.94%	140.90%
$14.51	28.73%	$126,785	0.91%	(0.46)%	1.01%	92.74%
$11.40	11.55%	$118,012	1.00%	(0.65)%	1.11%	138.61%

$ 7.30	(36.36)%	$ 20,986	1.17%	0.05%	1.37%	80.10%
$11.47	(16.60)%	$ 33,901	1.03%	(0.01)%	1.23%	94.93%
$15.03	5.43%	$ 82,389	1.06%	0.62%	1.26%	46.54%
$15.19	7.23%	$110,722	1.02%	0.30%	1.26%	43.25%
$16.44	19.99%	$ 61,046	1.05%	1.07%	1.28%	8.39%
$14.23	25.78%	$ 66,802	1.26%	0.15%	1.42%	11.25%

$ 3.57	(32.92)%	$ 59,329	1.53%	0.86%	1.79%	149.60%
$ 5.47	(30.65)%	$109,438	1.31%	1.36%	1.49%	112.65%
$ 8.64	20.39%	$164,147	1.13%	1.13%	1.26%	129.80%
$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%
$ 9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%
$ 8.24	19.48%	$233,275	1.32%	1.30%	1.42%	50.68%

$11.20	(23.50)%	$154,965	1.03%	2.31%	1.03%	23.97%
$15.58	(12.35)%	$167,544	0.99%	(0.24)%	0.99%	25.80%
$18.51	22.55%	$127,210	1.03%	0.18%	1.03%	49.43%
$16.57	11.50%	$ 67,232	1.03%	(0.02)%	1.03%	58.01%
$15.65	20.29%	$ 60,823	1.06%	(0.18)%	1.08%	30.38%
$13.12	25.44%	$ 39,816	1.12%	(0.49)%	1.32%	32.06%

$ 9.21	(24.52)%	$132,150	0.93%	2.87%	0.93%	19.26%
$12.37	(12.24)%	$140,256	0.89%	3.72%	0.89%	30.01%
$15.05	21.16%	$ 46,053	0.94%	2.81%	0.94%	37.85%
$13.37	16.04%	$ 35,205	0.95%	2.55%	0.95%	45.38%
$12.10	19.88%	$ 30,588	0.90%	2.62%	1.12%	39.65%
$10.35	3.94%	$ 21,128	1.29%	1.91%	1.63%	1.65%

$ 9.68	3.38%	$ 26,605	0.70%	2.99%	0.85%	48.08%
$ 9.54	4.38%	$ 44,912	0.65%	3.68%	0.80%	48.20%
$ 9.53	4.93%	$ 40,756	0.66%	4.01%	0.81%	44.10%
$ 9.49	3.37%	$ 66,371	0.64%	3.21%	0.79%	98.08%
$ 9.51	1.21%	$155,786	0.66%	2.64%	0.84%	33.67%
$ 9.71	0.96%	$195,920	0.74%	2.10%	0.91%	62.59%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.05	0.20(c)	0.45	0.65	(0.21)	—	(0.21)
Year Ended September 30, 2008	$ 9.94	0.44(c)	0.12	0.56	(0.45)	—	(0.45)
Year Ended September 30, 2007	$ 9.90	0.45(c)	0.04	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44(c)	(0.13)	0.31	(0.44)	—	(0.44)
Year Ended September 30, 2005	$10.25	0.37(c)	(0.13)	0.24	(0.41)	(0.05)	(0.46)
Year Ended September 30, 2004	$10.58	0.34	(0.18)	0.16	(0.36)	(0.13)	(0.49)
Total Return Bond Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.89	0.23(c)	0.16	0.39	(0.23)	—	(0.23)
Year Ended September 30, 2008	$10.13	0.46(c)	(0.22)	0.24	(0.48)	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47(c)	—	0.47	(0.47)	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45(c)	(0.13)	0.32	(0.46)	(0.05)	(0.51)
Year Ended September 30, 2005	$10.59	0.39(c)	(0.16)	0.23	(0.47)	(0.03)	(0.50)
Year Ended September 30, 2004	$10.72	0.44	(0.08)	0.36	(0.49)	—	(0.49)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.87	0.18(c)	0.43	0.61	(0.18)	(0.10)	(0.28)
Year Ended September 30, 2008	$10.05	0.34(c)	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35(c)	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33	0.07	0.40	(0.33)	—	(0.33)
Year Ended September 30, 2005	$10.20	0.29(c)	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended September 30, 2004	$10.22	0.28(c)	(0.02)	0.26	(0.28)	—	(0.28)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.06	0.17(c)	0.52	0.69	(0.17)	(0.08)	(0.25)
Year Ended September 30, 2008	$10.17	0.34(c)	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33(c)	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31	0.09	0.40	(0.31)	—	(0.31)
Year Ended September 30, 2005	$10.16	0.28(c)	(0.12)	0.16	(0.28)	—	(0.28)
Year Ended September 30, 2004	$10.16	0.25	—(d)	0.25	(0.25)	—	(0.25)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$10.09	0.18(c)	0.38	0.56	(0.18)	(0.10)	(0.28)
Year Ended September 30, 2008	$10.33	0.37(c)	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38(c)	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39	—(d)	0.39	(0.38)	(0.09)	(0.47)
Year Ended September 30, 2005	$10.66	0.38	(0.19)	0.19	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2004	$10.81	0.35	(0.12)	0.23	(0.34)	(0.04)	(0.38)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.89	0.18(c)	0.41	0.59	(0.18)	(0.17)	(0.35)
Year Ended September 30, 2008	$10.21	0.36(c)	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37(c)	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37	—(d)	0.37	(0.37)	(0.18)	(0.55)
Year Ended September 30, 2005	$10.74	0.36	(0.19)	0.17	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2004	$10.81	0.35	(0.06)	0.29	(0.35)	(0.01)	(0.36)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$11.10	0.20(c)	0.62	0.82	(0.20)	(0.09)	(0.29)
Year Ended September 30, 2008	$11.31	0.40(c)	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41(c)	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42	(0.04)	0.38	(0.42)	(0.06)	(0.48)
Year Ended September 30, 2005	$11.74	0.42	(0.23)	0.19	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2004	$11.95	0.40	(0.13)	0.27	(0.40)	(0.08)	(0.48)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 9.37	0.18(c)	0.26	0.44	(0.18)	(0.01)	(0.19)
Year Ended September 30, 2008	$ 9.72	0.36(c)	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$ 9.80	0.37(c)	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$ 9.86	0.40	(0.01)	0.39	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$10.09	0.37(c)	(0.15)	0.22	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2004	$10.21	0.36	(0.09)	0.27	(0.35)	(0.04)	(0.39)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Net Asset Value, End of Period	Total Return(a)	Ratios/Supplementary Data
		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income to average net assets(b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate **(a)

$10.49	6.55%	$134,392	0.69%	3.80%	0.81%	34.52%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$ 9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
$ 9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%
$10.03	2.34%	$539,038	0.70%	3.67%	0.83%	107.04%
$10.25	1.56%	$534,682	0.80%	3.15%	0.92%	98.35%

$10.05	4.03%	$351,932	0.69%	4.58%	0.81%	53.37%
$ 9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%
$10.32	2.23%	$461,749	0.71%	3.87%	0.83%	173.74%
$10.59	3.47%	$272,749	0.82%	4.09%	0.94%	31.95%

$10.20	6.26%	$ 11,785	0.64%	3.58%	0.84%	23.99%
$ 9.87	1.59%	$ 10,924	0.64%	3.38%	0.84%	54.22%
$10.05	2.92%	$ 10,625	0.65%	3.45%	0.85%	69.73%
$10.11	4.04%	$ 11,175	0.66%	3.26%	0.87%	64.55%
$10.04	1.28%	$ 15,569	0.68%	2.87%	0.97%	37.50%
$10.20	2.61%	$ 13,441	0.63%	2.78%	1.07%	24.78%

$10.50	7.05%	$ 14,440	0.58%	3.29%	0.85%	31.89%
$10.06	2.10%	$ 11,527	0.54%	3.26%	0.84%	108.13%
$10.17	3.74%	$ 8,374	0.59%	3.29%	0.89%	136.09%
$10.13	4.10%	$ 8,003	0.60%	3.13%	0.90%	219.80%
$10.04	1.60%	$ 10,084	0.58%	2.78%	1.03%	44.67%
$10.16	2.52%	$ 9,108	0.60%	2.47%	1.23%	55.18%

$10.37	5.68%	$114,904	0.65%	3.53%	0.80%	20.85%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$10.33	3.33%	$ 96,282	0.66%	3.65%	0.81%	106.16%
$10.38	3.84%	$ 87,854	0.65%	3.70%	0.80%	94.95%
$10.46	1.80%	$ 93,418	0.68%	3.51%	0.86%	60.84%
$10.66	2.15%	$ 96,738	0.75%	3.18%	0.92%	67.80%

$10.13	6.15%	$ 13,065	0.70%	3.62%	0.85%	27.26%
$ 9.89	1.27%	$ 13,298	0.71%	3.52%	0.86%	127.76%
$10.21	3.08%	$ 12,789	0.68%	3.60%	0.85%	68.69%
$10.29	3.66%	$ 15,426	0.69%	3.58%	0.86%	80.24%
$10.47	1.62%	$ 16,468	0.71%	3.44%	0.93%	56.03%
$10.74	2.77%	$ 17,488	0.75%	3.26%	0.94%	32.63%

$11.63	7.52%	$ 70,866	0.66%	3.51%	0.81%	15.88%
$11.10	2.13%	$ 71,631	0.64%	3.50%	0.79%	53.28%
$11.31	3.21%	$ 68,911	0.66%	3.64%	0.81%	85.36%
$11.39	3.49%	$ 65,652	0.65%	3.80%	0.80%	76.53%
$11.49	1.66%	$ 67,579	0.68%	3.60%	0.86%	48.04%
$11.74	2.29%	$ 68,786	0.76%	3.37%	0.93%	45.07%

$ 9.62	4.75%	$ 55,756	0.66%	3.82%	0.66%	12.59%
$ 9.37	0.18%	$ 56,829	0.66%	3.66%	0.66%	39.13%
$ 9.72	3.37%	$ 52,518	0.66%	3.85%	0.66%	49.60%
$ 9.80	4.10%	$ 50,916	0.65%	4.03%	0.65%	50.14%
$ 9.86	2.22%	$ 55,662	0.68%	3.74%	0.72%	32.10%
$10.09	2.76%	$ 63,518	0.76%	3.49%	0.78%	16.24%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.03(c)	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Prime Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.03(c)	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$ 1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$ 1.00	0.04	—(d)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2009 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—	—	—
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$ 1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 8.50	0.16(c)	(1.15)	(0.99)	(0.14)	(0.14)	(0.28)
Year Ended September 30, 2008	$10.62	0.28(c)	(1.26)	(0.98)	(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38(c)	0.53	0.91	(0.33)	—	(0.33)
Year Ended September 30, 2006	$ 9.83	0.33(c)	0.24	0.57	(0.36)	—	(0.36)
Year Ended September 30, 2005	$ 9.36	0.26	0.46	0.72	(0.25)	—	(0.25)
Year Ended September 30, 2004	$ 8.90	0.18(c)	0.46	0.64	(0.18)	—	(0.18)
Capital Manager Moderate Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.81	0.13(c)	(1.57)	(1.44)	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.99	0.19(c)	(1.86)	(1.67)	(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32(c)	0.88	1.20	(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$ 9.83	0.27(c)	0.43	0.70	(0.28)	—	(0.28)
Year Ended September 30, 2005	$ 9.04	0.19(c)	0.77	0.96	(0.17)	—	(0.17)
Year Ended September 30, 2004	$ 8.30	0.10(c)	0.74	0.84	(0.10)	—	(0.10)
Capital Manager Growth Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.34	0.12(c)	(1.87)	(1.75)	(0.09)	—	(0.09)
Year Ended September 30, 2008	$11.14	0.13(c)	(2.20)	(2.07)	(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27(c)	1.08	1.35	(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$ 9.69	0.22(c)	0.57	0.79	(0.24)	—	(0.24)
Year Ended September 30, 2005	$ 8.70	0.15(c)	0.97	1.12	(0.13)	—	(0.13)
Year Ended September 30, 2004	$ 7.81	0.07(c)	0.88	0.95	(0.06)	—	(0.06)
Capital Manager Equity Fund***
Six Months Ended March 31, 2009 (Unaudited)	$ 7.48	0.11(c)	(2.48)	(2.37)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07(c)	(2.78)	(2.71)	(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25(c)	1.42	1.67	(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20(c)	0.84	1.04	(0.22)	(0.19)	(0.41)
Year Ended September 30, 2005	$ 9.64	0.12(c)	1.34	1.46	(0.08)	—	(0.08)
Year Ended September 30, 2004	$ 8.49	0.04(c)	1.14	1.18	(0.03)	—	(0.03)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate **(a)

$ 1.00	0.68%	$220,021	0.42%	1.27%	0.47%	—
$ 1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$ 1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$ 1.00	0.53%	$ 95,757	0.40%	3.14%	0.79%	—

$ 1.00	0.77%	$978,760	0.53%	1.49%	0.65%	—
$ 1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$ 1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$ 1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—
$ 1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—
$ 1.00	0.70%	$529,849	0.57%	0.69%	0.70%	—

$ 1.00	0.03%	$643,005	0.34%	0.06%	0.63%	—
$ 1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$ 1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$ 1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—
$ 1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—
$ 1.00	0.54%	$926,162	0.57%	0.53%	0.71%	—

$ 7.23	(11.65)%	$ 4,810	0.15%	4.11%	0.39%	11.06%
$ 8.50	(10.21)%	$ 39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$ 47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$ 47,046	0.08%	3.35%	0.45%	5.69%
$ 9.83	7.70%	$ 71,796	0.20%	2.64%	0.51%	52.50%
$ 9.36	7.16%	$ 67,925	0.44%	1.93%	0.64%	2.47%

$ 6.26	(18.49)%	$ 1,951	0.14%	3.90%	0.38%	7.60%
$ 7.81	(17.23)%	$ 21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$ 28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$ 25,699	0.10%	2.65%	0.47%	7.33%
$ 9.83	10.69%	$ 43,353	0.23%	2.01%	0.56%	37.83%
$ 9.04	10.12%	$ 33,971	0.49%	1.17%	0.69%	0.17%

$ 5.50	(23.92)%	$ 1,325	0.14%	3.94%	0.39%	8.05%
$ 7.34	(21.54)%	$ 17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$ 24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$ 20,243	0.11%	2.24%	0.48%	6.26%
$ 9.69	12.89%	$ 37,546	0.23%	1.60%	0.57%	26.22%
$ 8.70	12.10%	$ 28,660	0.50%	0.77%	0.73%	0.19%

$ 5.05	(31.68)%	$ 545	0.17%	3.71%	0.42%	7.86%
$ 7.48	(26.02)%	$ 14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$ 20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$ 14,837	0.11%	1.75%	0.47%	1.48%
$11.02	15.23%	$ 25,802	0.22%	1.10%	0.58%	2.14%
$ 9.64	13.87%	$ 21,051	0.52%	0.42%	0.81%	3.10%

BB&T Funds

Notes to Financial Statements (Unaudited)

March 31, 2009

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia IntermediateTax-Free Fund and the West Virginia IntermediateTax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2009, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of March 31, 2009, Class B Shares and Class C Shares of the Short U.S. Government Fund, the National Tax-Free Money Market Fund and the Tax-Free Funds were not being offered. Class A Shares of the Variable Net Asset Value Funds and Fund of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of the Trust, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent accounting standard — In March 2008, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

Financial Accounting Standard Board — SFAS No. 157 “Fair Value Measurement” (“SFAS No. 157”) — SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Large Cap Fund	$182,064,755	$1,851,913	$78,068	$183,994,736
Mid Cap Value Fund	133,697,425	3,214,085	161,788	137,073,298
Mid Cap Growth Fund	100,011,544	9,309,828	109,288	109,430,660
Small Cap Fund	24,552,934	2,431,331	43,780	27,028,045
International Equity Fund	12,157,456	51,414,640	5,731	63,577,827
Special Opportunities Equity Fund	322,817,422	2,382,750	168,224	325,368,396
Equity Income Fund	247,342,330	4,768,533	200,997	252,311,860
Short U.S. Government Fund	1,187,880	33,106,335	26,173	34,320,388
Intermediate U.S. Government Fund	12,471,591	138,231,584	44,608	150,747,783
Total Return Bond Fund	4,755,111	362,211,700	9,660,713	376,627,524
Kentucky Intermediate Tax-Free Fund	709,434	16,494,398	—	17,203,832
Maryland Intermediate Tax-Free Fund	1,469,261	18,144,789	—	19,614,050
North Carolina Intermediate Tax-Free Fund	2,675,217	135,673,992	—	138,349,209
South Carolina Intermediate Tax-Free Fund	344,916	20,666,138	—	21,011,054
Virginia Intermediate Tax-Free Fund	2,187,478	80,188,719	—	82,376,197
West Virginia Intermediate Tax-Free Fund	994,537	69,843,952	—	70,838,489
National Tax-Free Money Market Fund	42,982	226,872,953	—	226,915,935
Prime Money Market Fund	—	1,360,494,002	—	1,360,494,002
U.S. Treasury Money Market Fund	—	856,479,343	—	856,479,343
Capital Manager Conservative Growth Fund	12,522,014	179,942	—	12,701,956
Capital Manager Moderate Growth Fund	30,889,670	770,356	—	31,660,026
Capital Manager Growth Fund	22,282,896	572,691	—	22,855,587
Capital Manager Equity Fund	7,322,130	169,349	—	7,491,479

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Funds	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total

Other*
International Equity Fund	$—	$181,706	$—	$181,706
Total Return Bond Fund	80,250	—	—	80,250

Liabilities:
Other*
Special Opportunities Equity Fund	$945,870	$46,572	$—	$992,442
Equity Income Fund	1,722,390	—	—	1,722,390

*	Other financial instruments are derivative investments, such as futures and written options.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Large Cap Fund	Mid Cap Value Fund	Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Bond Fund	Intermediate U.S. Government Bond Fund	Total Return Bond Fund
Balance as of 10/01/08 (market value)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$13,584,500
Transfers in and/or out of Level 3	115,656	239,686	161,908	64,859	8,491	249,221	297,773	38,775	66,086	166,242
Change in unrealized appreciation/(depreciation)*	(37,588)	(77,898)	(52,620)	(21,079)	(2,760)	(80,997)	(96,776)	(12,602)	(21,478)	(4,090,029)

Balance as of 3/31/09 (market value)	$ 78,068	$161,788	$109,288	$ 43,780	$ 5,731	$168,224	$200,997	$ 26,173	$ 44,608	$ 9,660,713

*	Included in “Change in unrealized appreciation/depreciation on investments” in the Statement of Operations.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the National Tax-Free Money Market Fund, and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Options — The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Tax-Free Funds and the National Tax-Free Money Market Fund may acquire puts with respect to tax-exempt obligations held in their portfolios. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, and the Equity Income Fund may buy put options for the purpose of hedging, or, with respect to the International Equity Fund, cross-hedging. The International Equity Fund may not write or sell unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. A call option gives the purchaser of the option the right (but not the obligation) to purchase, and obligates the seller to sell (when the option is exercised) the underlying position at a specified price (the exercise price) at any time or at a specified time during the option period. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Funds. This premium income will serve to enhance each Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s advisor or sub-advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Equity Income Fund may purchase call options for the purpose of hedging. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in written call options during the six months ended March 31, 2009:

Covered Call Options	Special Opportunities Equity Fund		Equity Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	18,162	$3,435,545	3,135	$200,954
Options written	52,800	3,821,181	27,529	1,951,382
Options closed	(3,760)	(264,682)	(2,700)	(130,588)
Options expired	(36,830)	(5,024,992)	(7,478)	(497,858)
Options exercised	(3,950)	(293,476)	(850)	(28,262)

Balance at end of period	26,422	$1,673,576	19,636	$1,495,628

The following is a summary of written call options outstanding as of March 31, 2009:

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
Akamai Technologies, Inc., $20.00, 04/18/09	500	$(35,000)
Akamai Technologies, Inc., $22.50, 05/16/09	900	(72,000)
Akamai Technologies, Inc., $25.00, 05/16/09	500	(15,000)
Akamai Technologies, Inc., $25.00, 08/22/09	468	(49,140)
Apache Corp., $85.00, 07/18/09	200	(37,000)
Apache Corp., $90.00, 07/18/09	200	(20,000)
Chesapeake Energy, Inc., $20.00, 04/18/09	2,400	(60,000)
Consol Energy Co., $45.00, 07/18/09	2,770	(124,650)
Energizer Holdings, Inc., $60.00, 05/16/09	1,100	(77,000)
Halliburton Co., $25.00, 07/18/09	4,070	(56,980)
Petroleo Brasileiro SA, ADR, $30.00, 06/20/09	4,800	(384,000)
Smithfield Foods, Inc., $25.00, 04/18/09*	1,060	(5,300)
SPX Corp., $60.00, 04/18/09	1,510	(15,100)
SPX Corp., $65.00, 04/18/09*	1,444	(18,772)
Symantec Corp., $20.00, 04/18/09*	2,000	(10,000)
Yum! Brands, Inc., $40.00, 04/18/09*	2,500	(12,500)

	26,422	$(992,442)

Equity Income Fund
Federated Investors, Inc., $25.00, 04/18/09	1,690	$(42,250)
Federated Investors, Inc., $30.00, 07/18/09	310	(13,950)
Intel Corp., $15.00, 04/18/09	1,000	(75,000)
Intel Corp., $16.00, 04/18/09	1,000	(35,000)
Intel Corp., $17.00, 05/16/09	1,000	(39,000)
Metlife, Inc., $22.50, 06/20/09	1,800	(954,000)
Realty Income Corp., $20.00, 04/18/09	756	(30,240)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 07/18/09	7,600	(380,000)

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Security	Number of Contracts	Fair Value
Teekay LNG Partners LP, $22.50, 06/20/09	750	$(3,750)
U.S. Bancorp, $22.50, 06/24/09	3,730	(149,200)

	19,636	$(1,722,390)

*	Security was valued under methods approved by the Board of Trustees.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at March 31, 2009 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A, B and C, an unregistered investment pool managed by Mellon, which was invested in various pools of securities (“Series A”), Lehman Brothers (“Series B”) and White Pine Finance, LLC (“Series C”). The non cash collateral received by the Funds was in the form of equity securities, U.S. Treasury Notes and Bonds, U.S. Treasury Bills, short-term U.S. dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury Securities.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At March 31, 2009, the ICRF investments in Series B and Series C were in default. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at March 31, 2009 by the following amounts per share:

NAV Impact
Large Cap Fund	$0.02
Mid Cap Value Fund	0.04
Mid Cap Growth Fund	0.03
Small Cap Fund	0.06
Special Opportunities Equity Fund	0.03
Equity Income Fund	0.02
Short U.S. Government Fund	0.03
Intermediate U.S. Government Fund	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral at March 31, 2009, are shown on the Statements of Assets and Liabilities. As of March 31, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Value of Non Cash Collateral	Average Value on Loan for the Six Months Ended March 31, 2009
Large Cap Fund	$2,373,547	$2,316,585	$1,929,981	$—	$ 4,595,798
Mid Cap Value Fund	4,257,731	4,111,389	3,375,873	—	9,891,716
Mid Cap Growth Fund	9,833,682	9,907,489	9,419,116	—	11,868,400
Small Cap Fund	2,654,277	2,692,053	2,475,111	—	3,947,701
International Equity Fund	427,024	220,444	200,315	178,043	867,730
Special Opportunities Equity Fund	3,284,236	3,314,273	2,550,974	—	9,107,079
Equity Income Fund	5,360,101	5,508,734	4,969,530	—	13,271,194
Short U.S. Government Fund	3,156,198	3,242,938	3,140,041	—	3,177,312
U.S. Treasury Money Market Fund	14,602,487	615,850	615,850	14,223,832	52,793,804

Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Fund of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board of Trustees. Dividends from net investment income are declared and paid annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the six months ended March 31, 2009 were as follows:

	Purchases	Sales
Large Cap Fund	$76,968,680	$95,602,931
Mid Cap Value Fund	44,250,510	43,207,487
Mid Cap Growth Fund	122,432,453	127,724,482
Small Cap Fund	23,768,184	24,898,394
International Equity Fund	110,453,478	118,887,803
Special Opportunities Equity Fund	91,524,662	69,431,988
Equity Income Fund	110,631,926	43,675,059
Short U.S. Government Fund	2,810,941	1,656,966
Intermediate U.S. Government Fund	13,385,563	7,244,333
Total Return Bond Fund	66,791,559	92,989,175
Kentucky Intermediate Tax-Free Fund	4,199,979	3,804,128
Maryland Intermediate Tax-Free Fund	7,482,742	5,156,938
North Carolina Intermediate Tax-Free Fund	37,547,165	25,808,726
South Carolina Intermediate Tax-Free Fund	5,973,246	5,383,712
Virginia Intermediate Tax-Free Fund	12,405,758	13,469,012
West Virginia Intermediate Tax-Free Fund	8,920,802	11,564,602
Capital Manager Conservative Growth Fund	3,418,806	35,802,326
Capital Manager Moderate Growth Fund	3,348,014	23,583,157
Capital Manager Growth Fund	2,625,335	17,531,768
Capital Manager Equity Fund	1,111,631	11,586,198

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2009 were as follows:

	Purchases	Sales
Short U.S. Government Fund	$14,755,139	$32,842,472
Intermediate U.S. Government Fund	37,036,092	34,254,058
Total Return Bond Fund	151,011,616	191,632,308

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2009, the International Equity Fund and the Prime Money Market Fund held illiquid restricted securities representing 0.08% and 1.11% of net assets, respectively. The illiquid restricted securities held as of March 31, 2009 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value

International Equity Fund
Inter Rao Ues OAO, GDR	08/28/2008	$23,701	3,762	$ 3	$ 9,781
Kuzbassenergo OJSC, GDR	08/28/2008	6,599	1,251	1	1,126
OGK-1 OAO, GDR	08/28/2008	39,394	17,316	—	6,667
OGK-2 OAO, GDR	08/28/2008	19,575	4,500	1	3,708
OGK-6 OAO, GDR	08/28/2008	18,365	5,247	1	4,434
TGK-1, GDR	08/28/2008	18,737	6,876	1	3,438
TGK-2, GDR	08/28/2008	11,436	1,161	1	1,045
TGK-4, GDR	08/28/2008	14,764	2,853	1	2,283
TGK-9 OAO, GDR	08/28/2008	9,072	3,024	1	1,814
TGK-14, GDR	08/28/2008	2,333	288	2	519
Unified Energy System Warrants,
Expire 12/31/09	11/21/2007	96,394	9	1,397	12,575
Unified Energy System Warrants,
Expire 12/31/09	11/21/2007	3,524	9	186	1,670

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
Volga Territorial Generating Co., GDR	08/28/2008	$16,383	3,006	$ 1	$2,567
Yenisei Territorial Generating Co., OJSC, GDR	08/28/2008	6,889	3,096	—	1,238

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value

Prime Money Market Fund
Genworth Life Insurance Co., 2.586%, 05/11/09	02/09/2009	$5,000,000	$5,000,000	100.00	$5,000,000
Metlife Insurance Co. of Connecticut, 1.566%, 05/19/09	02/19/2008	5,000,000	5,000,000	100.00	5,000,000
Metropolitan Life Insurance Co., 1.550%, 05/19/09	02/01/2008	5,000,000	5,000,000	100.00	5,000,000

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T AM. Under the terms of the investment advisory agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses reimbursed or waived by the Investment Advisor”. Information regarding these transactions is as follows for the six months ended March 31, 2009:

	Contractual Fee Rate	Fee Rate after Contractual Waivers
Large Cap Fund	0.74%	0.60%(1)(2)	(4)
Mid Cap Value Fund	0.74%	0.70%(2)
Mid Cap Growth Fund	0.74%	0.70%(2)
Small Cap Fund	1.00%	0.80%(2)
International Equity Fund	1.00%	0.85%(1)(2)
Special Opportunities Equity Fund	0.80%	0.80%
Equity Income Fund	0.70%	0.70%
Short U.S. Government Fund	0.60%	0.45%(2)
Intermediate U.S. Government Fund	0.60%	0.48%(2)
Total Return Bond Fund	0.60%	0.48%(2)
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%(2)
Maryland Intermediate Tax-Free Fund	0.60%	0.40%(2)(4)
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%(2)
South Carolina Intermediate Tax-Free Fund	0.60%	0.45%(2)
Virginia Intermediate Tax-Free Fund	0.60%	0.45%(2)
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%
National Tax-Free Money Market Fund	0.25%	0.20%(2)(3)
Prime Money Market Fund	0.40%	0.28%(2)(3)
U.S. Treasury Money Market Fund	0.40%	0.26%(1)(2)	(3)
Capital Manager Conservative Growth Fund	0.25%	0.00%(2)
Capital Manager Moderate Growth Fund	0.25%	0.00%(2)
Capital Manager Growth Fund	0.25%	0.00%(2)
Capital Manager Equity Fund	0.25%	0.00%(2)

(1)

For all or a portion of the six months ended March 31, 2009 BB&T AM voluntarily waived additional advisory fees. All, except as reflected below, voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

(2)	BB&T AM contractually agreed to limit the advisory fees paid by the Fund from February 1, 2009 through January 31, 2010.
(3)

BB&T AM has contractually agreed to limit the advisory fees paid by the Fund from March 1, 2009 through February 28, 2012. During that time, each Money Market Fund’s total investment advisory fees (excluding extraordinary expenses) will remain in effect, and are, respectively, 0.25%, 0.40% and 0.40%. Also, from March 1, 2010 through February 28, 2012, BB&T AM may recoup from each Money Market Fund any additional advisory fees to which BB&T AM voluntarily waived during the period March 1, 2009 through February 28, 2010, as long as the advisory fee paid by the Fund plus any recoupment amount does not exceed that Fund’s total advisory fee as noted above.

(4)	The fee rate after contractual waiver for the period from October 1, 2008 through January 31, 2009 was 0.70% for Large Cap Fund and 0.30% for Maryland Intermediate Tax-Free Fund.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Pursuant to a sub-advisory agreement with BB&TAM, Artio Global Management LLC serves as the sub-advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&TAM, Federated Investment Management Company serves as the sub-advisor to the Prime Money Market Fund and the National Tax-Free Money Market Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Special Opportunities Equity Fund and the Equity Income Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Mid Cap Value Fund and the Total Return Bond Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T AM. For their services, sub-advisors are entitled to a fee, payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Variable Insurance Funds, excluding the assets of the Fund of Funds, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), serves as the sub-administrator to the Funds subject to the general supervision of the Board of Trustees and BB&T AM. For these services, PNC is entitled to a fee payable by BB&T AM.

PNC serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&TAM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board of Trustees and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”.

For the six months ended March 31, 2009, the Funds’ paid $283,439 in brokerage fees to Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. BB&T AM Distributors, Inc. (“BBTAMD”) serves as distributor to each Fund pursuant to a underwriting agreement, effective as of April 23, 2007. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively, with the exception of the Mid Cap Value Fund, the Mid Cap Growth Fund and the West Virginia Intermediate Tax-Free Fund which receive payments of up to 0.25% of the average daily net assets for ClassA. BBTAMD has contractually agreed to waive 0.25% of the ClassA distribution fees of the Funds except for the Mid Cap Value Fund, Mid Cap Growth Fund, West Virginia Intermediate Tax-Free Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund through January 31, 2010, and may voluntarily waive additional fees at any time. The total contractual and voluntary waiver of distribution fees was $1,171,426 for the six months ended March 31, 2009. Distribution fee waivers are included in the Statements of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. As distributor, BBTAMD is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the six months ended March 31, 2009, BBTAMD received $258,163 from commissions earned on sales of shares of the Funds’ Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the six months ended March 31, 2009 were $224,426. The fees may be used by BBTAMD to pay banks, broker dealers and other institutions, including affiliates of the advisor.

The Adviser and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board of Trustees are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board of Trustees receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board of Trustees and the Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Funds and the BB&T Variable Insurance Funds based upon relative net assets.

5.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at an interest rate equal to the Prime Rate minus 2.00%. During the six months ended March 31`, 2009 the following Fund utilized lines of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Virginia Intermediate Tax-Free Fund	2.00%	$251,000	1	$14	$251,000

7.	Federal Income Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes. FIN48 was applied to all open tax years (September 30, 2005, September 30, 2006, September 30, 2007 and September 30, 2008). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the six months ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2008, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Mid Cap Value Fund	$ 233,334	2016
Small Cap Fund*	4,700,830	2009
Small Cap Fund*	2,350,415	2010
Small Cap Fund	982,080	2016
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Short U.S. Government Fund	160,380	2016
Intermediate U.S. Government Fund	108,521	2013
Intermediate U.S. Government Fund	4,243,104	2014
Intermediate U.S. Government Fund	10,119,332	2016
Total Return Bond Fund	6,426,073	2015

*	The amount of these losses that may be utilized is limited to $2,350,415 on an annual basis as a result of certain ownership changes in 2006.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2008, were as follows:

	Distributions paid from		Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long-Term Gains
Large Cap Fund	$13,358,739	$86,391,629	$99,750,368	$ —	$99,750,368
Mid Cap Value Fund	12,060,136	15,851,309	27,911,445	—	27,911,445
Mid Cap Growth Fund	4,642,107	9,720,681	14,362,788	—	14,362,788
Small Cap Fund	571,040	6,961,030	7,532,070	—	7,532,070
International Equity Fund	3,556,351	12,199,987	15,756,338	—	15,756,338
Special Opportunities Equity Fund	4,562,577	9,456,338	14,018,915	—	14,018,915
Equity Income Fund	5,642,983	6,945,951	12,588,934	—	12,588,934
Short U.S. Government Fund	1,910,471	—	1,910,471	—	1,910,471
Intermediate U.S. Government Fund	6,118,277	—	6,118,277	—	6,118,277
Total Return Bond Fund	21,516,002	—	21,516,002	—	21,516,002
Kentucky Intermediate Tax-Free Fund	—	—	—	529,694	529,694
Maryland Intermediate Tax-Free Fund	—	—	—	423,473	423,473
North Carolina Intermediate Tax-Free Fund	76,486	397,834	474,320	4,235,863	4,710,183
South Carolina Intermediate Tax-Free Fund	61,456	95,804	157,260	636,262	793,522
Virginia Intermediate Tax-Free Fund	17,619	357,893	375,512	2,772,996	3,148,508
West Virginia Intermediate Tax-Free Fund	15,299	120,896	136,195	2,536,318	2,672,513
National Tax Free Money Market Fund	—	—	—	2,644,375	2,644,375
Prime Money Market Fund	55,744,159	—	55,744,159	—	55,744,159
U.S. Treasury Money Market Fund	19,611,212	—	19,611,212	—	19,611,212
Capital Manager Conservative Growth Fund	2,450,477	4,214,835	6,665,312	—	6,665,312
Capital Manager Moderate Growth Fund	3,380,453	8,858,612	12,239,065	—	12,239,065
Capital Manager Growth Fund	2,560,561	8,405,300	10,965,861	—	10,965,861
Capital Manager Equity Fund	1,314,812	5,384,279	6,699,091	—	6,699,091

*	Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2009:

Post- October Losses
Large Cap Fund	$109,351,396
Mid Cap Value Fund	12,105,627
Small Cap Fund	7,946,011
International Equity Fund	16,758,198
West Virginia Intermediate Tax-Free Fund	5,584
Capital Manager Moderate Growth Fund	278,018
Capital Manager Growth Fund	1,102,405
Capital Manager Equity Fund	732,363

At March 31, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$214,654,603	$12,162,260	$ (44,752,108)	$(32,589,848)
Mid Cap Value Fund	195,772,034	2,836,163	(64,910,773)	(62,074,610)
Mid Cap Growth Fund	105,095,492	6,211,192	(11,295,140)	(5,083,948)
Small Cap Fund	27,470,423	1,978,434	(4,895,923)	(2,917,489)
International Equity Fund	75,977,402	2,366,693	(14,966,583)	(12,599,890)
Special Opportunities Equity Fund	411,170,320	19,002,098	(107,354,996)	(88,352,898)

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$ 311,080,960	$4,899,718	$(68,638,348)	$(63,738,630)
Short U.S. Government Fund	30,424,958	762,467	(7,078)	755,389
Intermediate U.S. Government Fund	147,120,782	4,281,691	(712,359)	3,569,332
Total Return Bond Fund	384,092,624	8,533,402	(16,182,305)	(7,648,903)
Kentucky Intermediate Tax-Free Fund	16,914,048	380,524	(90,740)	289,784
Maryland Intermediate Tax-Free Fund	19,015,316	779,058	(180,324)	598,734
North Carolina Intermediate Tax-Free Fund	135,364,400	4,957,592	(1,972,783)	2,984,809
South Carolina Intermediate Tax-Free Fund	20,693,151	465,651	(147,748)	317,903
Virginia Intermediate Tax-Free Fund	78,705,172	3,969,105	(298,080)	3,671,025
West Virginia Intermediate Tax-Free Fund	70,285,480	1,936,039	(1,383,030)	553,009
National Tax-Free Money Market Fund	226,915,935	—	—	—
Prime Money Market Fund	1,360,494,002	—	—	—
U.S. Treasury Money Market Fund	855,863,493	—	—	—
Capital Manager Conservative Growth Fund	14,200,714	49,868	(1,548,626)	(1,498,758)
Capital Manager Moderate Growth Fund	44,005,984	—	(12,345,958)	(12,345,958)
Capital Manager Growth Fund	33,889,049	54,762	(11,088,224)	(11,033,462)
Capital Manager Equity Fund	11,894,379	—	(4,402,900)	(4,402,900)

8.	Federal Insurance:

The Prime Money Market and the National Tax-Free Money Market Funds (the “Participating Funds”), currently participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Participating Fund falls below $0.995 and the Participating Fund liquidates its holdings, the Program will provide coverage to shareholders in the Participating Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Participating Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Participating Fund or broker-dealer, any future investment in the Participating Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

As a participant of the Program, which expires September 18, 2009, the Participating Funds paid a fee of 0.01% multiplied by the number of outstanding shares of such Fund as of September 19, 2008 for the period September 19, 2008 through December 18, 2008 and 0.015% multiplied by the number of outstanding shares of such Fund as of September 19, 2008 for the period December 19, 2008 through April 30, 2009. The U.S. Treasury Money Market Fund paid a fee of 0.01% multiplied by the number of outstanding shares of such Fund as of September 19, 2008 to participate in the Program for the period September 19, 2008 through December 18, 2008. On April 8, 2009, the Board of Trustees of the BB&T Funds authorized the Participating Funds to apply for continued participation in the Program. The Funds’ continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) required a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of each Participating Fund as of September 19, 2008. This expense is borne by the Participating Funds and was borne by the U.S. Treasury Money Market Fund without regard to any expense limitation in effect for the Participating Funds or the U.S. Treasury Money Market Fund, respectively. The participation fee for the period September 19, 2008 through March 31, 2009 is included as “Government insurance fees” on the Statements of Operations.

9.	Subsequent Event:

Effective June 1, 2009, Class B shares of the Funds will be closed to new accounts and additional purchases by existing shareholders. For Class B shares outstanding on June 1, 2009, and for Class B shares acquired upon reinvestment of dividends or distributions or through exchanges after that date, Class B share characteristics, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will remain unchanged; however, investors who invest in Class B shares through an automatic investment plan will no longer be able to do so after the close of business on May 29, 2009.

BB&T Funds

March 31, 2009

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

BB&T Asset Management, Inc.

434 Fayetteville Street

5th Floor

Raleigh, NC 27601

DISTRIBUTOR

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, D. C. 20005

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Semi-Annual Report *March 31, 2009*

BB&T-SAR-ALL-0309

Sterling Capital Small Cap Value Fund

Semi-Annual Report	March 31, 2009

CAPITAL SMALL

CAP VALUE FUND

STERLING CAPITAL

SMALL CAP VALUE FUND

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the SEC’s website at http://www.sec.gov.

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on market value of total investments.
*	Short-Term Investments represents the invested cash collateral received in connection with securities lending (see Note 2) and other cash equivalents.

SCHEDULE OF PORTFOLIO INVESTMENTS

	Shares	Market Value

COMMON STOCKS* — 96.0%

CONSUMER DISCRETIONARY — 23.7%
Chico’s FAS, Inc. (a)	44,500	$238,965
EarthLink, Inc. (a)	66,700	438,219
Group 1 Automotive, Inc. (b)	17,000	237,490
ICT Group, Inc. (a)	27,260	151,838
Interpublic Group of Cos., Inc. (The) (a)	66,750	275,010
K-Swiss, Inc., Class A	14,850	126,819
Lithia Motors, Inc., Class A (b)	34,071	76,660
Meredith Corp.	13,750	228,800
Regis Corp.	26,717	386,061
Select Comfort Corp. (a)	80,540	57,989
Signet Jewelers, Ltd. (b)	36,900	422,505
Tempur-Pedic International, Inc.	21,950	160,235
Voyager Learning Co. (a)	49,100	56,956

		2,857,547

CONSUMER STAPLES — 3.0%
Winn-Dixie Stores, Inc. (a)	38,184	365,039

The accompanying notes are an integral part of the financial statements.

1

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

SCHEDULE OF PORTFOLIO INVESTMENTS — continued

	Shares	Market Value

FINANCIAL SERVICES— 28.7%
AmeriCredit Corp. (a) (b)	38,850	$227,661
Assured Guaranty, Ltd. (b)	7,550	51,114
Brookline Bancorp, Inc.	20,650	196,175
Comerica, Inc.	7,500	137,325
Endurance Specialty Holdings, Ltd.	9,250	230,695
Fair Isaac Corp.	24,000	337,680
First Citizens BancShares, Inc., Class A	4,214	555,405
First Horizon National Corp.	18,235	195,841
Horace Mann Educators Corp.	18,100	151,497
Investment Technology Group, Inc. (a)	7,000	178,640
Marshall & Ilsley Corp.	32,900	185,227
Piper Jaffray Cos. (a)	9,150	235,978
StanCorp Financial Group, Inc.	6,900	157,182
SVB Financial Group (a)	5,600	112,056
Synovus Financial Corp.	37,100	120,575
Waddell & Reed Financial, Inc., Class A	13,421	242,517
Washington Federal, Inc.	10,150	134,893

		3,450,461

HEALTH CARE — 1.8%
Coventry Health Care, Inc. (a)	11,300	146,222
Palomar Medical Technologies, Inc. (a)	9,000	65,340

		211,562

MATERIALS & PROCESSING — 10.6%
Avatar Holdings, Inc. (a)	7,135	106,882
Cabot Microelectronics Corp. (a)	11,800	283,554
Exide Technologies (a)	79,800	239,400
Louisiana-Pacific Corp.	106,000	236,380
Universal Forest Products, Inc.	15,150	403,141

		1,269,357

OTHER ENERGY — 4.3%
Forest Oil Corp. (a)	12,346	162,350
Holly Corp.	16,950	359,340

		521,690

The accompanying notes are an integral part of the financial statements.

2

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

SCHEDULE OF PORTFOLIO INVESTMENTS — continued

	Shares	Market Value

PRODUCER DURABLES — 7.0%
Axcelis Technologies, Inc. (a)	90,715	$34,472
Covanta Holding Corp. (a)	16,950	221,875
GrafTech International, Ltd. (a)	16,300	100,408
Knoll, Inc.	12,800	78,464
Smith (A.O.) Corp.	16,075	404,769

		839,988

TECHNOLOGY — 14.0%
Black Box Corp.	20,969	495,078
CSG Systems International, Inc. (a)	11,850	169,218
DealerTrack Holdings, Inc. (a)	19,450	254,795
MicroStrategy, Inc., Class A (a)	7,953	271,913
National Semiconductor Corp.	27,000	277,290
Orbotech, Ltd. (a)	51,045	193,461
Trident Microsystems, Inc. (a)	18,800	27,448

		1,689,203

UTILITIES — 2.9%
ALLETE, Inc.	8,600	229,534
Cleco Corp.	5,500	119,295

		348,829

TOTAL COMMON STOCKS (Cost $18,398,176)		11,553,676

INVESTMENT COMPANIES — 4.1%
Federated Treasury Obligations Fund, Institutional Shares (Cost $495,308)	495,308	495,308

The accompanying notes are an integral part of the financial statements.

3

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

SCHEDULE OF PORTFOLIO INVESTMENTS — continued

	Principal Amount	Market Value

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 6.7%
Pool of Various Securities for Security Loans (c) (Cost $847,776)	$847,776	$808,046

TOTAL INVESTMENTS (Cost $19,741,260) — 106.8%		12,857,030

NET OTHER ASSETS (LIABILITIES) — (6.8)%		(817,757)

NET ASSETS — 100.0%		$12,039,273

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2009.
(c)	Security was fair valued by the Pricing Committee in accordance with procedures adopted by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

4

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at value (Cost $19,741,260)*	$12,857,030
Receivable for investment securities sold	85,947
Receivable for capital shares sold	3,001
Dividends and securities lending income receivable	8,287
Prepaid expenses	13,782

Total Assets	12,968,047

Liabilities:
Payable for collateral received on loaned securities	847,776
Payable for investment securities purchased	43,022
Payable for capital shares redeemed	4,767
Accrued expenses and other payables:
Investment advisory fees	4,893
Administration fees	968
Trustees’ fees	121
Compliance service fees	479
Other	26,748

Total Liabilities	928,774

Net Assets	$12,039,273

NET ASSETS CONSIST OF:
Paid-in capital	$25,988,516
Accumulated net investment income	54,388
Accumulated net realized loss on investments	(7,119,401)
Net unrealized depreciation on investments	(6,884,230)

Net Assets	$12,039,273

Sterling Shares:
Shares Issued and Outstanding (unlimited authorization — no par value)	1,941,623

Net Asset Value, Offering and Redemption Price Per Share	$6.20

*	The market value of securities on loan is $812,232.

The accompanying notes are an integral part of the financial statements.

5

STERLING CAPITAL

SMALL CAP VALUE FUND

FOR THE SIX MONTHS ENDED

MARCH 31, 2009 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$152,260
Income from securities lending	10,378

Total Investment Income	162,638

Expenses:
Investment advisory fees	62,509
Administration fees	6,874
Accounting fees	694
Audit fees	567
Custodian fees	2,473
Interest expense	82
Legal fees	2,451
Printing fees	9,714
Registration and filing fees	6,569
Transfer agent fees	32,174
Trustees’ fees	662
Other expenses	2,798

Total Expenses	127,567
Less:
Waiver of investment advisory fees (Note 4)	(19,317)

Net Expenses	108,250

Net Investment Income	54,388

Realized/Unrealized Loss on Investments:
Net realized loss on investments	(6,347,957)
Net change in unrealized appreciation/depreciation on investments	(1,494,332)

Net Realized/Unrealized Loss on Investments	(7,842,289)

Net Decrease in Net Assets Resulting from Operations	$(7,787,901)

The accompanying notes are an integral part of the financial statements.

6

STERLING CAPITAL

SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
Operations:
Net Investment Income	$54,388	$1,688
Net Realized Gain (Loss) on Investments	(6,347,957)	1,507,848
Net Change in Unrealized Appreciation/Depreciation on Investments	(1,494,332)	(8,654,277)

Net Decrease in Net Assets Resulting From Operations	(7,787,901)	(7,144,741)

Distributions:
Realized Capital Gains	(629,909)	(7,479,296)

Total Distributions	(629,909)	(7,479,296)

Capital Share Transactions:
Issued	797,097	3,312,898
Reinvestment of Distributions	606,770	7,112,610
Redeemed	(3,581,604)	(18,619,373)

Net Decrease in Net Assets from Capital Share Transactions	(2,177,737)	(8,193,865)

Total Decrease in Net Assets	(10,595,547)	(22,817,902)

Net Assets:
Beginning of period	22,634,820	45,452,722

End of period (Includes Undistributed Net Investment Income of $54,388 and $0, respectively)	$12,039,273	$22,634,820

Share Transactions:
Issued	116,455	301,948
Reinvestment of Distributions	98,342	640,199
Redeemed	(560,888)	(1,751,575)

Net Decrease in Shares Outstanding	(346,091)	(809,428)

The accompanying notes are an integral part of the financial statements.

7

STERLING CAPITAL

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Sterling Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Six Months Ended March 31, 2009 (Unaudited)		Year Ended September 30, 2008		Period Ended September 30, 2007*		Years Ended October 31,
							2006		2005		2004	2003
Net Asset Value, Beginning of Period	$9.89		$14.68		$18.36		$18.22		$18.33		$16.17	$11.75

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.03	(1)	—	(1)(2)	(0.01	)(1)	(0.04	)(1)	0.01	(1)	0.07	(0.01)
Net Realized and Unrealized Gain (Loss)	(3.43	)(1)	(2.24	)(1)	0.68	(1)	3.09	(1)	1.61	(1)	2.61	4.54

Total from Investment Operations	(3.40)		(2.24)		0.67		3.05		1.62		2.68	4.53

Distributions:
Net Investment Income	—		—		—		(0.02)		—		(0.07)	—
Net Realized Capital Gains	(0.29)		(2.55)		(4.35)		(2.89)		(1.73)		(0.45)	(0.11)

Total Distributions	(0.29)		(2.55)		(4.35)		(2.91)		(1.73)		(0.52)	(0.11)

Net Asset Value, End of Period	$6.20		$9.89		$14.68		$18.36		$18.22		$18.33	$16.17

Total Return†	(34.39	)%(3)	(17.16)%		3.67	%(3)	19.31%		9.24%		17.03%	38.88%

Ratios and Supplemental Data
Net Assets, End of Period (000)	$12,039		$22,635		$45,453		$60,737		$99,201		$247,954	$227,702
Ratio of Expenses to Average Net Assets	1.56	%(4)	1.26%		1.18	%(4)	1.25	%(5)	1.25	%(5)	1.25%	1.25%
Ratio of Expenses to Average Net Assets (without waivers and fees paid indirectly)	1.84	%(4)	1.40%		1.41	%(4)	1.63%		1.47%		1.36%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78	%(4)	0.01%		(0.07	)%(4)	(0.26)%		0.06%		0.33%	(0.10)%
Portfolio Turnover Rate	40	%(3)	64%		82	%(3)	56%		45%		41%	46%

*	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.
†	Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return would have been lower if the Adviser did not waive a portion of its fee. The performance information for the Sterling Shares prior to 12/18/06 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
(1)	Per share calculations based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.

The accompanying notes are an integral part of the financial statements.

8

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust consists of twenty-five series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios. These financial statements pertain to the Sterling Capital Small Cap Value Fund (the “Fund”) only. The financial statements of the remaining series are presented in separate documents. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares and Sterling Shares. Currently, the Fund only offers Sterling Shares to the public. The Fund is an “open-end” “diversified” management company, as defined in the 1940 Act.

Effective September 30, 2007, the Fund’s fiscal year end changed from October 31 to September 30.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”). Short-term securities are valued either at amortized cost or original cost plus interest, which approximates current value.

Securities for which market prices are not readily available are valued as determined by the BB&T Funds’ Pricing Committee (“Pricing Committee”) in

9

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

their best judgment pursuant to procedures established by and under the general supervision of the Board. Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions.

Financial Accounting Standard Board — Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“SFAS No. 157”) — SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investment as of March 31, 2009 is as follows:

Fund Assets: Investments in Securities	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total Fair Value
Sterling Capital Small Cap Value Fund	$11,553,676	$1,290,083	$13,271	$12,857,030

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 10/01/08 (market value)	$—
Transfers in and/or out of Level 3	19,661
Change in unrealized appreciation/depreciation	$(6,390)

Balance as of 3/31/09* (market value)	$13,271

*	Included in “Net change in unrealized appreciation/depreciation on investments” in the Statement of Operations.

10

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses — Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund in the Trust or another reasonable basis. Expenses which are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Trust and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Security Loans — The Fund may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of the cash as collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the secu-

11

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

rities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Fund bears all of the gains and losses on such investments. Cash collateral received by the Fund at March 31, 2009 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A, B, and C, an unregistered investment pool managed by Mellon, which was invested in various types of securities.

The net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At March 31, 2009, the ICRF held investments in Lehman Brothers (Series B) and White Pine Finance LLC (Series C), both of which had defaulted on their obligations during the period. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively affects the net asset value of the Fund.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Fund is indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Fund, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, the Fund may pay reasonable administrative and custodial fees. The value of the securities on loan, the related collateral and the liability to return the collateral at March 31, 2009, are shown on the Statement of Assets and Liabilities. At March 31, 2009, the Fund had loans outstanding:

Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Six Months Ended March 31, 2009
$812,232	$847,776	$808,046	$909,226

12

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2009, were $5,860,150 and $8,616,083 respectively.

4. Related Party Transactions:

Investment advisory and management services are provided to the Fund by Sterling Capital Management, LLC (the “Adviser”) pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) dated July 1, 2006 and amended and restated August 28, 2008. The Adviser is a successor to Sterling Capital Management Company, which was a wholly-owned subsidiary of United Asset Management. On April 1, 2005, BB&T Corporation acquired a 70% ownership interest in the Adviser. The Adviser now operates as an independently managed subsidiary of BB&T Corporation.

Under the Advisory Agreement, the Adviser receives an annual fee equal to (a) 0.90% of the Fund’s average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. A fee agreed to in writing from time to time by the Trust and the Adviser may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase net income of the Fund during the period when such lower fee is in effect. The Adviser has contractually agreed to limit its advisory fee paid by the Fund to 0.80% through January 31, 2010. In addition, the Adviser voluntarily waived additional advisory fees during the period. Voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time. Any reductions in advisory fees are reflected as “Waiver of investment advisory fees” in the Statement of Operations.

BB&T Asset Management, Inc. (“BB&T AM” or the “Administrator”) serves as the administrator to the Fund as well as other Funds in the Trust and the BB&T Variable Insurance Funds pursuant to an administration agreement effective April 23, 2007. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of the average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and is payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), serves as the Fund’s sub-administrator and transfer agent. BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor pursuant to an underwriting agreement effective for the Fund as of February 1, 2008.

13

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

U.S. Bank National Association acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund. Mellon serves as the securities lending agent to the Fund.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the Administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Trust and the BB&T Variable Insurance Funds based upon relative net assets.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. If any, expenses incurred for the fund are reflected on the Statement of Operations as “Chief Compliance Officer fees”.

5. Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Fund, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Fund to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at an interest rate equal to the Prime Rate minus 2.00%. During the period ended March 31, 2009, the Fund utilized a line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Sterling Capital Small Cap Value Fund	1.25%	$235,700	10	$82	$428,000

14

STERLING CAPITAL

SMALL CAP VALUE FUND

MARCH 31, 2009 (Unaudited)

6. Federal Income Tax Information:

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes. FIN48 was applied to all open tax years (October 31, 2005, October 31, 2006, September 2007). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The tax character of distributions paid during the fiscal year ended September 30, 2008 follows:

	Ordinary Income	Long-Term Capital Gain	Total

2008	$2,550,158	$4,929,138	$7,479,296

The aggregate book cost, which approximates federal tax cost, and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2009, were as follows:

Book Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$19,741,260	$428,400	$(7,312,630)	$(6,884,230)

7. Other:

At March 31, 2009, 63% of total shares outstanding were held by two record shareholders of the Fund each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

15

STERLING CAPITAL

SMALL CAP VALUE FUND

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the BB&T Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

• Actual Example. The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical Example for Comparison Purposes. The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/08	Ending Account Value 03/31/09	Expenses Paid During Period* 10/01/08 – 03/31/09	Annualized Expense Ratio During Period 10/01/08 – 03/31/09
Sterling Capital Small Cap Value Fund — Sterling Shares
Actual Fund Return	$1,000.00	$656.10	$6.44	1.56%
Hypothetical 5% Return	$1,000.00	$1,017.15	$7.85	1.56%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period ended divided by the number of days in the fiscal year (to reflect the one-half year period).

16

Sterling Capital Small Cap Value Fund

P.O. Box 9652

Providence, RI 02940-9652

1-866-450-3722

Adviser:

Sterling Capital Management, LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

Distributor:

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Administrator:

BB&T Asset Management, Inc.

434 Fayetteville Street Mall

5th Floor

Raleigh, NC 27601

Legal Counsel:

Ropes and Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington D.C. 20005

Transfer Agent:

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

This information must be preceded or accompanied by a current prospectus for the Fund described.

A25-SAR-0309

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees to report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	5/28/09

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	5/28/09

*	Print the name and title of each signing officer under his or her signature.